UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206-4805
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Cara Owen 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863
Date of fiscal year end: October 31
Date of reporting period: April 30, 2024

Item 1.	Report to Shareholders.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 28
Liquidity Risk Management Program .................. 32
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Neurocrine Biosciences, Inc.
Biotechnology 3.3%
Bentley Systems, Inc.
Software 3.2%
Shockwave Medical, Inc.
Health Care Equipment & Supplies 3.1%
Medpace Holdings, Inc.
Life Sciences Tools & Services 3.0%
Charles River Laboratories International, Inc.
Life Sciences Tools & Services 2.8%
15.4%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 33.6%
Industrial 25.2%
Technology 16.0%
Financial 9.0%
Consumer, Cyclical 8.9%
Energy 2.7%
Communications 2.2%
Basic Materials 1.8%
Utilities 0.6%
Investments Purchased with Cash Collateral from Securities
Lending 0.5%
Investment Company 0.0%
100.5%

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.30%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Effective February 28, 2024, the Fund changed its broad-based securities market index from the Russell 2500
TM
Growth Index to the Russell 3000
®
Index due to regulatory requirements. The Fund retained the Russell 2500
TM
Growth Index as a performance benchmark because the Russell 2500
TM
Growth Index is more closely aligned with the Fund’s investment strategies and investment restrictions. The Underlying Index remains the Janus
Henderson Small/Mid Cap Growth Alpha Index.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV 19.89% 18.03% 8.09% 13.09%
Janus Henderson Small/Mid Cap Growth Alpha ETF - Market Price 19.83% 18.21% 8.06% 13.09%
Janus Henderson Small/Mid Cap Growth Alpha Index 20.05% 18.39% 8.41% 13.49%
Russell 3000
TM
Growth Index 21.09% 22.30% 12.42% 14.13%
Russell 2500
TM
Growth Index 21.50% 13.53% 6.97% 11.63%
* The Fund commenced operations on February 23, 2016.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,198.90 $1.64 $1,000.00 $1,023.37 $1.51 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 2.4%
AerSale Corp.* 17,409 $ 124,126
HEICO Corp. 39,870 8,269,038
8,393,164
Automobile Components - 0.0%
XPEL, Inc.* 2,559 134,475
Banks - 4.1%
Amalgamated Financial Corp. 7,837 192,320
Axos Financial, Inc.* 14,628 740,323
Bancorp, Inc. (The)* 13,804 413,292
Bank First Corp. 2,684 207,178
Bankwell Financial Group, Inc. 2,054 47,098
Banner Corp. 8,841 385,733
Bridgewater Bancshares, Inc.* 7,251 78,891
Business First Bancshares, Inc. 6,545 132,144
Byline Bancorp, Inc. 11,263 244,069
California Bancorp* 2,189 47,501
Capital City Bank Group, Inc. 4,391 116,449
Chemung Financial Corp.
#
1,240 52,285
Coastal Financial Corp.* 3,434 132,827
CrossFirst Bankshares, Inc.* 12,718 153,633
Customers Bancorp, Inc.* 8,091 369,516
Dime Community Bancshares, Inc. 10,012 182,218
East West Bancorp, Inc. 36,206 2,696,985
Enterprise Financial Services Corp. 9,641 366,454
Esquire Financial Holdings, Inc. 2,144 100,897
First Bancshares, Inc. (The) 8,014 191,855
First Business Financial Services, Inc. 2,153 71,200
Five Star Bancorp 4,488 97,031
Franklin Financial Services Corp. 1,146 34,689
Greene County Bancorp, Inc. 4,400 129,448
HomeTrust Bancshares, Inc. 4,492 115,444
Independent Bank Corp. 5,383 133,552
MainStreet Bancshares, Inc. 1,972 30,113
Metropolitan Bank Holding Corp.* 2,869 113,899
National Bank Holdings Corp. - Class A 9,723 318,234
NB Bancorp, Inc.* 10,580 154,680
Northeast Bank 2,018 104,371
Northeast Community Bancorp, Inc. 3,717 58,654
Oak Valley Bancorp 2,158 52,116
Old Second Bancorp, Inc. 11,532 157,988
OP Bancorp 3,923 35,817
Orange County Bancorp, Inc. 1,466 63,346
Origin Bancorp, Inc. 7,982 237,065
Orrstown Financial Services, Inc. 2,752 72,157
Parke Bancorp, Inc. 3,143 51,734
Pathward Financial, Inc. 6,559 330,377
Plumas Bancorp 1,526 53,654
Preferred Bank 3,871 292,996
QCR Holdings, Inc. 4,311 236,933
ServisFirst Bancshares, Inc. 14,055 828,683
SmartFinancial, Inc. 4,397 90,358
Southern States Bancshares, Inc. 2,299 55,567
Summit Financial Group, Inc. 3,795 100,454

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Banks - (continued)
Third Coast Bancshares, Inc.* 3,531 $ 68,572
UMB Financial Corp. 12,527 997,901
Unity Bancorp, Inc. 2,607 70,180
Westamerica Bancorp 6,860 319,333
Western Alliance Bancorp 28,309 1,608,801
13,937,015
Beverages - 1.0%
Coca-Cola Consolidated, Inc. 2,532 2,091,432
Duckhorn Portfolio, Inc. (The)* 34,987 296,340
MGP Ingredients, Inc. 6,685 524,372
Vita Coco Co., Inc. (The)* 17,214 417,267
3,329,411
Biotechnology - 4.9%
Catalyst Pharmaceuticals, Inc.* 101,880 1,533,294
Halozyme Therapeutics, Inc.* 109,593 4,175,493
Neurocrine Biosciences, Inc.* 81,507 11,210,474
16,919,261
Broadline Retail - 0.2%
Etsy, Inc.* 10,937 751,044
Building Products - 5.4%
AAON, Inc. 26,699 2,512,109
Advanced Drainage Systems, Inc. 25,371 3,983,247
CSW Industrials, Inc. 5,079 1,206,872
Owens Corning 28,440 4,783,892
Quanex Building Products Corp. 10,838 360,038
Simpson Manufacturing Co., Inc. 13,904 2,417,767
Tecnoglass, Inc. 15,627 868,080
UFP Industries, Inc. 20,145 2,270,342
18,402,347
Capital Markets - 2.3%
Hamilton Lane, Inc. - Class A 9,918 1,108,039
Heritage Global, Inc.* 9,808 24,128
Interactive Brokers Group, Inc. - Class A 27,507 3,166,606
MarketAxess Holdings, Inc. 9,731 1,947,076
P10, Inc. - Class A 13,725 97,447
PJT Partners, Inc. - Class A 6,148 580,924
Silvercrest Asset Management Group, Inc. - Class A 2,443 35,790
Victory Capital Holdings, Inc. - Class A 16,964 862,789
7,822,799
Chemicals - 0.3%
Hawkins, Inc. 12,934 980,009
Origin Materials, Inc.
#
,* 89,923 72,793
1,052,802
Commercial Services & Supplies - 3.3%
Driven Brands Holdings, Inc.* 53,637 768,618
Rollins, Inc. 158,167 7,047,922
Tetra Tech, Inc. 17,479 3,403,511
11,220,051
Communications Equipment - 0.1%
Clearfield, Inc.
#
,* 12,986 391,138
Construction & Engineering - 4.1%
Comfort Systems USA, Inc. 11,665 3,609,268
EMCOR Group, Inc. 15,386 5,495,418

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
8 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Construction & Engineering - (continued)
IES Holdings, Inc.* 6,616 $ 893,954
MYR Group, Inc.* 5,474 910,052
Sterling Infrastructure, Inc.* 10,112 1,027,379
WillScot Mobile Mini Holdings Corp.* 62,103 2,295,327
14,231,398
Construction Materials - 1.9%
Eagle Materials, Inc. 21,260 5,330,095
United States Lime & Minerals, Inc. 3,519 1,090,890
6,420,985
Consumer Finance - 0.4%
SLM Corp. 56,629 1,199,968
Consumer Staples Distribution & Retail - 1.9%
BJ's Wholesale Club Holdings, Inc.* 40,370 3,014,832
Casey's General Stores, Inc. 11,233 3,589,842
6,604,674
Containers & Packaging - 1.4%
Graphic Packaging Holding Co. 188,860 4,882,031
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc. 15,971 420,676
Electric Utilities - 0.3%
Otter Tail Corp. 12,142 1,036,441
Electrical Equipment - 1.4%
Array Technologies, Inc.* 49,498 610,805
Atkore, Inc. 12,019 2,106,931
Encore Wire Corp. 5,157 1,440,660
Preformed Line Products Co. 1,608 194,616
Shoals Technologies Group, Inc. - Class A* 55,609 469,896
4,822,908
Electronic Equipment, Instruments & Components - 5.5%
Badger Meter, Inc. 25,877 4,733,421
ePlus, Inc.* 23,769 1,827,361
Fabrinet* 32,006 5,539,279
Napco Security Technologies, Inc. 32,436 1,320,145
Plexus Corp.* 24,342 2,458,785
Sanmina Corp.* 49,172 2,983,265
18,862,256
Energy Equipment & Services - 0.2%
Atlas Energy Solutions, Inc. 16,758 372,195
ProFrac Holding Corp. - Class A
#
,* 26,734 194,356
566,551
Entertainment - 0.2%
Madison Square Garden Entertainment Corp.* 13,344 522,417
Vivid Seats, Inc. - Class A* 43,507 228,847
751,264
Financial Services - 0.5%
International Money Express, Inc.* 8,693 175,859
Merchants Bancorp 11,123 448,591
NMI Holdings, Inc. - Class A* 20,794 641,703
Payoneer Global, Inc.* 94,638 467,512
1,733,665
Food Products - 0.8%
Cal-Maine Foods, Inc. 13,382 740,426
Darling Ingredients, Inc.* 48,313 2,047,022

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Food Products - (continued)
Mama's Creations, Inc.* 11,478 $ 68,179
2,855,627
Ground Transportation - 1.0%
Saia, Inc.* 8,688 3,447,659
Health Care Equipment & Supplies - 4.9%
QuidelOrtho Corp.* 57,747 2,341,641
Semler Scientific, Inc.* 5,961 152,184
Shockwave Medical, Inc.* 32,317 10,670,750
STAAR Surgical Co.* 42,234 1,941,075
UFP Technologies, Inc.* 6,604 1,360,028
Zynex, Inc.* 29,348 321,947
16,787,625
Health Care Providers & Services - 5.5%
Addus HomeCare Corp.* 14,028 1,348,792
CorVel Corp.* 14,774 3,528,770
Cross Country Healthcare, Inc.* 30,045 528,792
DocGo, Inc.* 90,189 304,839
Ensign Group, Inc. (The) 48,987 5,798,101
Joint Corp. (The)* 12,803 152,868
Option Care Health, Inc.* 149,924 4,481,229
Progyny, Inc.* 82,821 2,655,241
18,798,632
Health Care Technology - 0.7%
Doximity, Inc. - Class A* 105,576 2,564,441
Hotels, Restaurants & Leisure - 0.3%
Bowlero Corp. - Class A
#
8,462 99,428
ONE Group Hospitality, Inc. (The)* 3,006 16,112
Wingstop, Inc. 2,707 1,041,627
1,157,167
Household Durables - 1.7%
Cavco Industries, Inc.* 773 281,534
Century Communities, Inc. 2,938 233,042
Dream Finders Homes, Inc. - Class A* 3,051 108,311
Green Brick Partners, Inc.* 4,197 227,184
Installed Building Products, Inc. 2,621 617,848
Legacy Housing Corp.* 2,284 46,525
Lovesac Co. (The)* 1,459 32,361
M/I Homes, Inc.* 2,569 298,569
Meritage Homes Corp. 3,340 553,572
Skyline Champion Corp.* 5,332 399,847
Taylor Morrison Home Corp. - Class A* 9,826 550,354
Toll Brothers, Inc. 9,640 1,148,220
TopBuild Corp.* 2,931 1,186,088
5,683,455
Household Products - 0.0%
Oil-Dri Corp. of America 1,561 108,099
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. - Class A* 46,405 170,306
Montauk Renewables, Inc.* 41,955 151,038
321,344
Industrial REITs - 0.7%
Innovative Industrial Properties, Inc. 2,733 282,592
Plymouth Industrial REIT, Inc. 4,389 91,642

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
10 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Industrial REITs - (continued)
Rexford Industrial Realty, Inc. 20,613 $ 882,443
STAG Industrial, Inc. 17,335 596,151
Terreno Realty Corp. 8,424 457,844
2,310,672
Insurance - 1.4%
Hagerty, Inc. - Class A
#
,* 21,805 195,155
Kinsale Capital Group, Inc. 5,956 2,163,517
Palomar Holdings, Inc.* 6,397 503,252
RLI Corp. 11,731 1,658,177
Skyward Specialty Insurance Group, Inc.* 9,694 338,514
4,858,615
Interactive Media & Services - 0.7%
Shutterstock, Inc. 11,533 492,574
ZoomInfo Technologies, Inc. - Class A* 123,089 1,952,192
2,444,766
IT Services - 1.2%
DigitalOcean Holdings, Inc.* 80,048 2,630,377
Perficient, Inc.* 30,826 1,456,837
4,087,214
Leisure Products - 0.2%
Acushnet Holdings Corp. 6,041 368,380
Malibu Boats, Inc. - Class A* 1,901 64,672
YETI Holdings, Inc.* 8,033 286,939
719,991
Life Sciences Tools & Services - 8.5%
Bruker Corp. 119,604 9,330,308
Charles River Laboratories International, Inc.* 41,814 9,575,406
Medpace Holdings, Inc.* 26,579 10,321,955
29,227,669
Machinery - 2.0%
AGCO Corp. 24,395 2,785,665
Alamo Group, Inc. 3,931 764,108
Kadant, Inc. 3,832 1,049,163
Mueller Industries, Inc. 37,153 2,073,881
Velo3D, Inc.* 71,116 18,817
6,691,634
Media - 0.7%
New York Times Co. (The) - Class A 53,099 2,284,850
Metals & Mining - 2.0%
Alpha Metallurgical Resources, Inc. 8,019 2,623,175
Commercial Metals Co. 72,047 3,871,806
Ramaco Resources, Inc. - Class A
#
30,874 484,104
6,979,085
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AFC Gamma, Inc. 5,514 66,168
Chicago Atlantic Real Estate Finance, Inc. 4,855 76,418
Ready Capital Corp. 45,920 391,238
Sachem Capital Corp. 12,206 37,839
571,663
Oil, Gas & Consumable Fuels - 1.4%
Ardmore Shipping Corp. 6,949 116,396
Civitas Resources, Inc. 16,904 1,216,412
CONSOL Energy, Inc. 4,961 410,572

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Crescent Energy Co. - Class A 14,877 $ 158,291
Empire Petroleum Corp.* 3,948 20,451
Granite Ridge Resources, Inc. 22,345 145,690
HighPeak Energy, Inc.
#
21,521 305,814
Matador Resources Co. 19,998 1,245,875
New Fortress Energy, Inc. - Class A
#
34,311 898,948
VAALCO Energy, Inc. 17,681 113,158
4,631,607
Personal Care Products - 0.7%
Beauty Health Co. (The)* 39,909 128,906
BellRing Brands, Inc.* 39,648 2,187,380
2,316,286
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc.* 41,409 1,708,121
Harmony Biosciences Holdings, Inc.* 49,073 1,516,847
3,224,968
Professional Services - 3.3%
CBIZ, Inc.* 16,358 1,164,362
Concentrix Corp. 21,684 1,185,464
CRA International, Inc. 2,294 332,837
ExlService Holdings, Inc.* 53,926 1,563,854
FTI Consulting, Inc.* 11,619 2,484,491
Paylocity Holding Corp.* 18,414 2,857,116
RCM Technologies, Inc.* 2,593 49,137
TriNet Group, Inc. 16,562 1,662,328
11,299,589
Semiconductors & Semiconductor Equipment - 3.2%
ACM Research, Inc. - Class A* 49,444 1,261,811
Allegro MicroSystems, Inc.* 170,247 5,054,633
Axcelis Technologies, Inc.* 28,765 2,977,753
Photronics, Inc.* 55,204 1,513,142
10,807,339
Software - 9.9%
Bentley Systems, Inc. - Class B 207,155 10,881,852
Clear Secure, Inc. - Class A 83,549 1,459,601
Digital Turbine, Inc.* 90,243 172,364
DoubleVerify Holdings, Inc.* 150,965 4,423,275
Dropbox, Inc. - Class A* 232,132 5,376,177
Qualys, Inc.* 32,596 5,342,810
SoundHound AI, Inc.* 184,733 783,268
SPS Commerce, Inc.* 32,592 5,666,771
34,106,118
Specialized REITs - 0.1%
National Storage Affiliates Trust 7,610 266,654
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc. 6,862 400,055
Arhaus, Inc. - Class A 5,118 64,794
Asbury Automotive Group, Inc.* 1,901 399,666
AutoNation, Inc.* 3,845 619,622
Boot Barn Holdings, Inc.* 2,800 298,116
Dick's Sporting Goods, Inc. 5,396 1,084,272
Five Below, Inc.* 5,093 745,310
Floor & Decor Holdings, Inc. - Class A* 9,852 1,086,971

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
12 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Group 1 Automotive, Inc. 1,265 $ 371,935
Hibbett, Inc. 1,099 94,778
Lazydays Holdings, Inc.
#
,* 1,475 5,221
Lithia Motors, Inc. - Class A 2,541 646,380
MarineMax, Inc.* 2,080 51,314
Penske Automotive Group, Inc. 6,184 945,595
RH* 1,682 415,538
Shoe Carnival, Inc. 2,531 84,637
Williams-Sonoma, Inc. 5,916 1,696,590
9,010,794
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.* 5,586 694,731
Figs, Inc. - Class A* 15,045 76,880
771,611
Trading Companies & Distributors - 3.0%
Alta Equipment Group, Inc. 10,635 118,155
Applied Industrial Technologies, Inc. 12,641 2,316,463
Core & Main, Inc. - Class A* 62,655 3,538,128
Custom Truck One Source, Inc.* 79,502 396,715
GMS, Inc.* 13,020 1,204,610
Hudson Technologies, Inc.* 14,937 148,175
Karat Packaging, Inc. 6,549 177,478
SiteOne Landscape Supply, Inc.* 14,758 2,315,383
10,215,107
Water Utilities - 0.2%
American States Water Co. 10,770 762,947
Pure Cycle Corp.* 7,080 67,543
830,490
Total Common Stocks (cost $314,193,019) 343,267,095
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.3559%
∞
(cost $45,741) 45,725 45,739
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2676%
£,∞
1,263,671 1,263,671
Time Deposits - 0.1%
Royal Bank of Canada, 5.3100%, 5/1/24 $ 315,917 315,917
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,579,589) 1,579,588
Total Investments (total cost $315,818,349 ) - 100.5% 344,892,422
Liabilities, net of Cash, Receivables and Other Assets - (0.5%) (1,621,550)
Net Assets - 100.0% $343,270,872

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 339,236,747 98.4%
Thailand 5,539,279 1.6
Ireland 116,396 0.0
Total $ 344,892,422 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
4/30/24
Shares
Held at
4/30/24
Dividend
Income
Investments Purchased with
Cash Collateral from Securities
Lending - 0.5%
Investment Companies - 0.4%
Janus Henderson Cash
Collateral Fund LLC,
5.2676%
∞
$ 668,992 $ 24,695,554 $ (24,100,875) $ – $ – $ 1,263,671 1,263,671 $ 21,480
Δ
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,536,431 $ — $ (1,536,431) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
14 April 30, 2024
Janus Henderson Small/Mid Cap
Growth Alpha Index
Janus Henderson Small/Mid Cap Growth Alpha Index is designed to systematically identify small- and mid-
capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s
performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Triton Fund.
Russell 2500
TM
Growth Index Russell 2500
TM
Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2024.
∞ Rate shown is the 7-day yield as of April 30, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 343,267,095 $ — $ —
Investment Companies 45,739 — —
Investments Purchased with Cash Collateral from Securities
Lending — 1,579,588 —
Total Assets $ 343,312,834 $ 1,579,588 $ —

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $314,554,678)
(1)
$ 343,628,751
Affiliated investments, at value (cost $1,263,671) 1,263,671
Receivables:
Fund units sold 6,666,919
Dividends 42,157
Interest 343
Affiliated securities lending income, net 643
Total Assets 351,602,484
Liabilities:
Collateral on securities loaned (Note 2) 1,579,588
Due to custodian 683
Payables:
Investments purchased 6,666,886
Management fees 84,455
Total Liabilities 8,331,612
Commitments and contingent liabilities
Net Assets $ 343,270,872
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 338,053,653
Total distributable earnings (loss) 5,217,219
Total Net Assets $ 343,270,872
Net Assets $ 343,270,872
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 5,227,000
Net Asset Value Per Share $ 65.67
(1) Includes $1,536,431 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
16 April 30, 2024
See Notes to Financial Statements.
Investment Income:
Dividends $ 1,197,804
Affiliated securities lending income, net     21,480
Unaffiliated securities lending income, net 14,089
Total Investment Income 1,233,373
Expenses:
Management Fees 470,440
Total Expenses 470,440
Net Investment Income/(Loss) 762,933
Net Realized Gain/(Loss) on Investments:
Investments $ 11,050,856
Total Net Realized Gain/(Loss) on Investments $ 11,050,856
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 38,641,393
Total Change in Unrealized Net Appreciation/Depreciation $ 38,641,393
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 50,455,182

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 762,933 $ 1,062,733
Net realized gain/(loss) on investments 11,050,856 582,903
Change in unrealized net appreciation/depreciation 38,641,393 (2,698,339)
Net Increase/(Decrease) in Net Assets Resulting from Operations 50,455,182 (1,052,703)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (808,322) (990,579)
Net Decrease from Dividends and Distributions to Shareholders (808,322) (990,579)
Capital Share Transactions 47,789,871 75,779,586
Net Increase/(Decrease) in Net Assets 97,436,731 73,736,304
Net Assets: — —
Beginning of Period   245,834,141 172,097,837
End of Period $ 343,270,872 $ 245,834,141

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
18 April 30, 2024
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2024 (unaudited) and each year or period ended
October 31 2024 2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period $54.91 $52.92 $67.73 $52.35 $44.11 $40.81
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.16 0.30 0.21 0.21 0.11 0.19
Net realized and unrealized gain/(loss) 10.76 1.97
(2)
(14.83) 15.38 8.26 3.30
Total from Investment Operations 10.92 2.27
(2)
(14.62) 15.59 8.37 3.49
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.16) (0.28) (0.19) (0.21) (0.13) (0.19)
Total Dividends and Distributions (0.16) (0.28) (0.19) (0.21) (0.13) (0.19)
Net Asset Value, End of Period $65.67 $54.91 $52.92 $67.73 $52.35 $44.11
Total Return
*
19.89% 4.27% (21.60)% 29.81% 19.01% 8.60%
Net assets, End of Period (in thousands) $343,271 $245,834 $172,098 $201,635 $115,268 $97,121
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.32% 0.35%
Ratio of Net Investment Income/(Loss) 0.49% 0.51% 0.36% 0.33% 0.23% 0.43%
Portfolio Turnover Rate
(3)
66% 91% 89% 102% 83% 80%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is
classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2024
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics),

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2024
terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,536,431 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2024 is $1,579,588, resulting in the net amount due to the counterparty of $43,157.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2024
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2024, the Adviser owned 2,000 shares or 0.04% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2024, the Fund engaged in cross trades amounting to $10,602,273 in purchases and $5,397,554 in sales, resulting in a net realized loss of $1,421,682. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(29,226,586) $(5,496,652) $(34,723,238)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$315,818,349 $45,897,403 $(16,823,330) $29,074,073
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 850,000 $ 54,410,353 1,550,000 $ 93,679,373
Shares repurchased (100,000) (6,620,482) (325,000) (17,899,787)
Net Increase/(Decrease) 750,000 $ 47,789,871 1,225,000 $ 75,779,586
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$207,949,074 $207,966,548 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$54,381,892 $6,602,170 $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2024
During the period ended April 30, 2024, the Fund had net realized gain of $4,248,165 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 27
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 April 30, 2024
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 29
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
30 April 30, 2024
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson Small/Mid Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 31
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
32 April 30, 2024
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 33
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93062 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 27
Liquidity Risk Management Program .................. 31
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Small Cap Growth Alpha ETF (JSML)
seeks investment results that generally correspond,
before fees and expenses, to the performance of its
underlying index, the Janus Henderson Small Cap Growth
Alpha Index.
Performance Overview
U.S. small-cap equities declined over the twelve-month period ended October 31, 2023, as soaring inflation, rising interest rates, and fears of a recession led to market turbulence. Stocks rallied in the fourth quarter of 2022 on hopes that moderating inflation might allow the Federal Reserve (Fed) to slow interest rate hikes. This rally extended into the first half of 2023 despite periods of market volatility. Economic growth appeared resilient, as a strong job market supported consumer spending. However, there were signs of slowing in other areas of the economy, especially manufacturing and housing. Corporations also reduced earnings outlooks as they faced weaker demand as well as higher input, labor, and funding costs. The Fed continued to raise rates through the first seven months of 2023, though the pace of rate hikes moderated. The Fed left rates unchanged in September, but policymakers indicated that an extended period of higher rates might be needed to bring inflation under control. These signals put upward pressure on long-term bond yields while adding to fears of a more pronounced economic slowdown. As a result, stocks suffered downward volatility in the third quarter, with declines extending through October. Against this backdrop, small-cap stocks in the index had negative returns for the twelve-month period while underperforming the broader U.S. equity market.
During the period, the Janus Henderson Small-Cap Growth Alpha ETF (JSML) returned 2.21% (based on NAV).
Its primary benchmark, the Janus Small-Cap Growth Alpha Index, returned 2.51%. Its secondary benchmark, the
Russell 2000® Growth Index, returned -7.63%.
JSML seeks investment results that generally correspond, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small-cap companies with some of the strongest fundamentals that the adviser believes can deliver sustainable growth in a variety of market environments.
The Fund uses a proprietary methodology that evaluates small-cap stocks from a universe of 2,000, in three key areas: growth, profitability, and capital efficiency. The process systematically identifies companies that may be poised for long-run sustainable growth.
Each stock is evaluated on fundamental factors to identify companies that can exhibit durable growth: Growth measures include revenue growth rate; profitability measures include operating profit and earnings per-share; and
capital efficiency measures include return on invested capital.
Important Notice – Tailored Shareholder Reports Effective January 24, 2023, the Securities and Exchange
Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the
Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Core & Main, Inc.
Trading Companies & Distributors 3.7%
CorVel Corp.
Health Care Providers & Services 3.1%
Allegro MicroSystems, Inc.
Semiconductors & Semiconductor Equipment 2.8%
Progyny, Inc.
Health Care Providers & Services 2.7%
Doximity, Inc.
Health Care Technology 2.7%
15.0%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 30.0%
Industrial 20.0%
Financial 14.0%
Technology 13.3%
Consumer, Cyclical 12.6%
Energy 4.7%
Communications 3.7%
Basic Materials 1.7%
Investments Purchased with Cash Collateral from Securities
Lending 1.1%
Investment Company 0.0%
101.1%

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.30%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
The index provider is Janus Henderson Indices LLC. Janus Henderson Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. Janus Henderson Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data.
Effective February 28, 2024, the Fund changed its broad-based securities market index from the Russell 2000
TM
Growth Index to the Russell 3000
®
Index due to regulatory requirements. The Fund retained the Russell 2000
TM
Growth Index as a performance benchmark because the Russell 2000
TM
Growth Index is more closely aligned with the Fund’s investment strategies and investment restrictions. The Underlying Index remains the Janus
Henderson Small Cap Growth Alpha Index.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Janus Henderson Small Cap Growth Alpha ETF - NAV 18.89% 18.54% 6.11% 11.23%
Janus Henderson Small Cap Growth Alpha ETF - Market Price 18.89% 18.58% 6.12% 11.24%
Janus Henderson Small Cap Growth Alpha Index 19.03% 18.88% 6.43% 11.56%
Russell 3000
®
Growth Index 21.09% 22.30% 12.42% 14.13%
Russell 2000® Growth Index 21.31% 12.39% 5.04% 10.10%
* The Fund commenced operations on February 23, 2016.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,188.90 $1.63 $1,000.00 $1,023.37 $1.51 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson Small Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 1
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small Cap Growth Alpha
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 15, 2023
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.1%
AerSale Corp.* 38,990 $ 277,999
Automobile Components - 0.1%
XPEL, Inc.* 5,701 299,588
Banks - 5.1%
Amalgamated Financial Corp. 8,596 210,946
Axos Financial, Inc.* 15,947 807,078
BancFirst Corp. 9,278 827,319
Bancorp, Inc. (The)* 15,066 451,076
Bank First Corp. 2,937 226,707
Bankwell Financial Group, Inc. 2,294 52,601
Business First Bancshares, Inc. 7,195 145,267
Byline Bancorp, Inc. 12,328 267,148
Capital Bancorp, Inc. 4,003 77,658
Civista Bancshares, Inc. 4,540 64,831
Coastal Financial Corp.* 3,778 146,133
CrossFirst Bankshares, Inc.* 13,955 168,576
Customers Bancorp, Inc.* 8,832 403,358
Esquire Financial Holdings, Inc. 2,366 111,344
Five Star Bancorp 4,955 107,127
Franklin Financial Services Corp. 1,211 36,657
Greene County Bancorp, Inc.
#
4,846 142,569
HomeTrust Bancshares, Inc. 4,949 127,189
International Bancshares Corp. 17,415 969,145
MainStreet Bancshares, Inc. 2,232 34,083
Metropolitan Bank Holding Corp.* 3,164 125,611
NB Bancorp, Inc.* 11,627 169,987
Northeast Bank 2,222 114,922
Northeast Community Bancorp, Inc. 4,142 65,361
Oak Valley Bancorp 2,415 58,322
Old Second Bancorp, Inc. 12,660 173,442
Orange County Bancorp, Inc. 1,628 70,346
Orrstown Financial Services, Inc. 3,055 80,102
Pathward Financial, Inc. 7,169 361,103
Plumas Bancorp 1,703 59,878
Preferred Bank 4,234 320,472
QCR Holdings, Inc. 4,716 259,191
ServisFirst Bancshares, Inc. 15,318 903,149
Southern California Bancorp
#
,* 5,277 73,825
Southern States Bancshares, Inc. 2,562 61,924
Stock Yards Bancorp, Inc. 8,304 369,943
Summit Financial Group, Inc. 4,189 110,883
Third Coast Bancshares, Inc.* 3,921 76,146
UMB Financial Corp. 13,649 1,087,279
Union Bankshares, Inc. 1,256 32,907
Unity Bancorp, Inc. 2,897 77,987
Westamerica Bancorp 7,495 348,892
10,378,484
Beverages - 1.5%
Coca-Cola Consolidated, Inc. 2,635 2,176,510
Duckhorn Portfolio, Inc. (The)* 36,542 309,511
MGP Ingredients, Inc. 6,969 546,648
3,032,669

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Biotechnology - 1.7%
Catalyst Pharmaceuticals, Inc.* 231,782 $ 3,488,319
Building Products - 2.7%
CSW Industrials, Inc. 11,351 2,697,225
Quanex Building Products Corp. 24,229 804,887
Tecnoglass, Inc. 34,923 1,939,973
5,442,085
Capital Markets - 1.8%
Hamilton Lane, Inc. - Class A 10,807 1,207,358
Heritage Global, Inc.* 11,249 27,672
P10, Inc. - Class A 15,117 107,331
PJT Partners, Inc. - Class A 6,707 633,744
Silvercrest Asset Management Group, Inc. - Class A 2,763 40,478
StoneX Group, Inc.* 8,851 642,583
Victory Capital Holdings, Inc. - Class A 18,494 940,605
3,599,771
Chemicals - 0.8%
Hawkins, Inc. 20,640 1,563,893
Origin Materials, Inc.
#
,* 144,932 117,322
1,681,215
Commercial Services & Supplies - 0.2%
Aris Water Solutions, Inc. - Class A 22,166 310,989
Communications Equipment - 0.2%
Clearfield, Inc.
#
,* 14,984 451,318
Construction & Engineering - 5.4%
Dycom Industries, Inc.* 21,438 3,001,749
IES Holdings, Inc.* 14,783 1,997,479
MYR Group, Inc.* 12,234 2,033,902
Primoris Services Corp. 39,122 1,823,085
Sterling Infrastructure, Inc.* 22,601 2,296,262
11,152,477
Construction Materials - 0.9%
United States Lime & Minerals, Inc. 5,616 1,740,960
Consumer Finance - 0.9%
Atlanticus Holdings Corp.* 4,156 109,926
Enova International, Inc.* 7,911 478,853
SLM Corp. 61,687 1,307,148
1,895,927
Consumer Staples Distribution & Retail - 0.2%
Ingles Markets, Inc. - Class A 4,604 330,337
Containers & Packaging - 0.4%
Myers Industries, Inc. 36,351 796,087
Diversified Consumer Services - 0.0%
Allurion Technologies, Inc.
#
,* 10,665 21,437
Lincoln Educational Services Corp.* 6,653 70,921
92,358
Diversified REITs - 0.2%
Essential Properties Realty Trust, Inc. 13,565 357,302
Electrical Equipment - 3.0%
Array Technologies, Inc.* 110,629 1,365,162
Encore Wire Corp. 11,520 3,218,227
Preformed Line Products Co. 3,596 435,224
Shoals Technologies Group, Inc. - Class A* 124,301 1,050,343
6,068,956

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
8 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - 5.1%
ePlus, Inc.* 27,352 $ 2,102,822
Kimball Electronics, Inc.* 25,315 529,843
Napco Security Technologies, Inc. 37,337 1,519,616
Plexus Corp.* 28,011 2,829,391
Sanmina Corp.* 56,572 3,432,223
10,413,895
Energy Equipment & Services - 0.2%
Atlas Energy Solutions, Inc. 11,056 245,554
ProFrac Holding Corp. - Class A
#
,* 17,716 128,795
374,349
Entertainment - 0.9%
Madison Square Garden Entertainment Corp.* 34,193 1,338,656
Vivid Seats, Inc. - Class A* 111,537 586,685
1,925,341
Financial Services - 0.9%
International Money Express, Inc.* 9,529 192,772
Merchants Bancorp 12,140 489,606
NMI Holdings, Inc. - Class A* 22,676 699,781
Payoneer Global, Inc.* 103,067 509,151
1,891,310
Food Products - 0.4%
Cal-Maine Foods, Inc. 13,935 771,024
Mama's Creations, Inc.* 12,262 72,836
843,860
Health Care Equipment & Supplies - 5.5%
LeMaitre Vascular, Inc. 43,788 2,837,462
Semler Scientific, Inc.* 13,587 346,876
STAAR Surgical Co.* 96,081 4,415,883
Tactile Systems Technology, Inc.* 46,526 640,663
UFP Technologies, Inc.* 15,020 3,093,219
11,334,103
Health Care Providers & Services - 8.4%
Addus HomeCare Corp.* 31,914 3,068,531
CorVel Corp.* 26,169 6,250,466
Cross Country Healthcare, Inc.* 68,374 1,203,382
DocGo, Inc.* 205,322 693,988
Joint Corp. (The)* 29,175 348,350
Progyny, Inc.* 174,844 5,605,499
17,170,216
Health Care Technology - 2.7%
Doximity, Inc. - Class A* 226,189 5,494,131
Hotels, Restaurants & Leisure - 0.3%
Bowlero Corp. - Class A
#
18,863 221,640
ONE Group Hospitality, Inc. (The)* 6,810 36,502
Papa John's International, Inc. 6,749 416,346
674,488
Household Durables - 2.5%
Cavco Industries, Inc.* 1,717 625,348
Dream Finders Homes, Inc. - Class A* 6,793 241,151
Green Brick Partners, Inc.* 9,341 505,628
Installed Building Products, Inc. 5,823 1,372,656
KB Home 15,583 1,009,155
Legacy Housing Corp.* 5,107 104,030

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Household Durables - (continued)
Lovesac Co. (The)* 3,270 $ 72,529
M/I Homes, Inc.* 5,717 664,430
Worthington Enterprises, Inc. 10,283 587,776
5,182,703
Household Products - 0.1%
Oil-Dri Corp. of America 1,646 113,985
Industrial REITs - 0.2%
Innovative Industrial Properties, Inc. 2,327 240,612
Plymouth Industrial REIT, Inc. 3,788 79,093
319,705
Insurance - 1.4%
Enstar Group Ltd.* 4,256 1,235,815
Goosehead Insurance, Inc. - Class A* 7,051 401,272
Hagerty, Inc. - Class A
#
,* 23,897 213,878
Palomar Holdings, Inc.* 6,977 548,881
Skyward Specialty Insurance Group, Inc.* 10,588 369,733
2,769,579
Interactive Media & Services - 1.2%
Bumble, Inc. - Class A* 113,739 1,148,764
Shutterstock, Inc. 29,558 1,262,422
2,411,186
IT Services - 2.3%
DigitalOcean Holdings, Inc.* 92,093 3,026,176
Perficient, Inc.* 35,479 1,676,738
4,702,914
Leisure Products - 0.8%
Acushnet Holdings Corp. 13,436 819,327
Malibu Boats, Inc. - Class A* 4,240 144,245
MasterCraft Boat Holdings, Inc.* 3,591 72,646
YETI Holdings, Inc.* 17,877 638,566
1,674,784
Machinery - 5.3%
Alamo Group, Inc. 8,784 1,707,434
Federal Signal Corp. 44,563 3,622,972
Franklin Electric Co., Inc. 33,642 3,238,715
Kadant, Inc. 8,564 2,344,738
Velo3D, Inc.* 160,448 42,454
10,956,313
Marine Transportation - 0.1%
Pangaea Logistics Solutions Ltd. 34,257 246,650
Media - 0.6%
Integral Ad Science Holding Corp.* 132,647 1,272,085
Metals & Mining - 2.4%
Alpha Metallurgical Resources, Inc. 12,793 4,184,846
Ramaco Resources, Inc. - Class A
#
49,309 773,165
4,958,011
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AFC Gamma, Inc. 6,127 73,524
Arbor Realty Trust, Inc.
#
52,857 678,155
Chicago Atlantic Real Estate Finance, Inc. 5,380 84,681
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 31,991 800,095
Ready Capital Corp. 50,139 427,184

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
10 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Sachem Capital Corp. 13,707 $ 42,492
2,106,131
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 1,905 26,384
Oil, Gas & Consumable Fuels - 1.0%
Ardmore Shipping Corp. 4,662 78,088
CONSOL Energy, Inc. 3,272 270,791
Crescent Energy Co. - Class A 9,899 105,325
Empire Petroleum Corp.
#
,* 2,902 15,032
Granite Ridge Resources, Inc. 14,912 97,226
HighPeak Energy, Inc.
#
14,212 201,953
International Seaways, Inc. 5,400 298,566
New Fortress Energy, Inc. - Class A
#
22,538 590,496
Par Pacific Holdings, Inc.* 6,685 205,898
Ring Energy, Inc.
#
,* 22,552 42,849
VAALCO Energy, Inc. 11,833 75,731
1,981,955
Personal Care Products - 0.6%
Beauty Health Co. (The)* 41,908 135,363
Inter Parfums, Inc. 10,090 1,174,274
1,309,637
Pharmaceuticals - 5.9%
Amphastar Pharmaceuticals, Inc.* 94,206 3,885,998
Corcept Therapeutics, Inc.* 203,539 4,746,529
Harmony Biosciences Holdings, Inc.* 111,641 3,450,823
12,083,350
Professional Services - 2.8%
CBIZ, Inc.* 36,555 2,601,985
CRA International, Inc. 5,129 744,167
Korn Ferry 38,596 2,343,549
RCM Technologies, Inc.* 5,831 110,497
5,800,198
Real Estate Management & Development - 0.1%
St Joe Co. (The) 4,724 270,213
Residential REITs - 0.0%
NexPoint Residential Trust, Inc. 2,140 73,274
Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc. - Class A* 56,908 1,452,292
Allegro MicroSystems, Inc.* 195,849 5,814,757
Photronics, Inc.* 63,536 1,741,522
9,008,571
Software - 4.1%
Digital Turbine, Inc.* 104,459 199,517
DoubleVerify Holdings, Inc.* 173,668 5,088,472
N-able, Inc.* 185,592 2,275,358
SoundHound AI, Inc.* 212,729 901,971
8,465,318
Specialized REITs - 0.1%
National Storage Affiliates Trust 6,478 226,989
Specialty Retail - 2.1%
Arhaus, Inc. - Class A 11,422 144,603
Boot Barn Holdings, Inc.* 6,233 663,628
Group 1 Automotive, Inc. 2,813 827,078

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Hibbett, Inc. 2,454 $ 211,633
Lazydays Holdings, Inc.
#
,* 3,471 12,287
MarineMax, Inc.* 4,647 114,641
Penske Automotive Group, Inc. 13,745 2,101,748
Shoe Carnival, Inc. 5,648 188,869
4,264,487
Trading Companies & Distributors - 11.4%
Alta Equipment Group, Inc. 23,811 264,540
Core & Main, Inc. - Class A* 133,778 7,554,444
Custom Truck One Source, Inc.* 177,734 886,893
FTAI Aviation Ltd. 73,229 5,141,408
GMS, Inc.* 29,096 2,691,962
Herc Holdings, Inc. 20,692 2,959,577
Hudson Technologies, Inc.* 33,440 331,725
Karat Packaging, Inc. 14,655 397,150
Rush Enterprises, Inc. - Class A 57,332 2,518,021
Transcat, Inc.* 6,468 694,469
23,440,189
Total Common Stocks (cost $195,939,702) 205,183,145
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.3559%
∞
(cost $51,273) 51,255 51,270
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 5.2676%
£,∞
1,713,337 1,713,337
Time Deposits - 0.2%
Royal Bank of Canada, 5.3100%, 5/1/24 $ 428,334 428,334
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,141,671) 2,141,671
Total Investments (total cost $198,132,646 ) - 101.1% 207,376,086
Liabilities, net of Cash, Receivables and Other Assets - (1.1%) (2,168,251)
Net Assets - 100.0% $205,207,835
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 206,062,183 99.4%
Bermuda 1,235,815 0.6
Ireland 78,088 0.0
Total $ 207,376,086 100.0%

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2024
12 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
4/30/24
Shares
Held at
4/30/24
Dividend
Income
Investments Purchased with
Cash Collateral from Securities
Lending - 1.1%
Investment Companies - 0.9%
Janus Henderson Cash
Collateral Fund LLC,
5.2676%
∞
$ 1,240,127 $ 27,798,317 $ (27,325,107) $ – $ – $ 1,713,337 1,713,337 $ 17,469
Δ
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,072,859 $ — $ (2,072,859) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
Janus Detroit Street Trust 13
Janus Henderson Small Cap
Growth Alpha Index
Janus Henderson Small Cap Growth Alpha Index is designed to systematically identify small-capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-
weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson
Venture Fund.
Russell 2000
®
Growth Index Russell 2000
®
Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2024.
∞ Rate shown is the 7-day yield as of April 30, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 205,183,145 $ — $ —
Investment Companies 51,270 — —
Investments Purchased with Cash Collateral from Securities
Lending — 2,141,671 —
Total Assets $ 205,234,415 $ 2,141,671 $ —

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
14 April 30, 2024
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $196,419,309)
(1)
$ 205,662,749
Affiliated investments, at value (cost $1,713,337) 1,713,337
Receivables:
Dividends 22,255
Interest 137
Affiliated securities lending income, net 3,099
Total Assets 207,401,577
Liabilities:
Collateral on securities loaned (Note 2) 2,141,671
Due to custodian 902
Payables:
Management fees 51,169
Total Liabilities 2,193,742
Commitments and contingent liabilities
Net Assets $ 205,207,835
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 232,339,259
Total distributable earnings (loss) (27,131,424)
Total Net Assets $ 205,207,835
Net Assets $ 205,207,835
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,602,000
Net Asset Value Per Share $ 56.97
(1) Includes $2,072,859 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Dividends $ 883,331
Affiliated securities lending income, net     17,469
Unaffiliated securities lending income, net 16,853
Total Investment Income 917,653
Expenses:
Management Fees 281,424
Total Expenses 281,424
Net Investment Income/(Loss) 636,229
Net Realized Gain/(Loss) on Investments:
Investments $ (731,145)
Total Net Realized Gain/(Loss) on Investments $ (731,145)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 27,304,554
Total Change in Unrealized Net Appreciation/Depreciation $ 27,304,554
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 27,209,638

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
16 April 30, 2024
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 636,229 $ 516,571
Net realized gain/(loss) on investments (731,145) 2,520,923
Change in unrealized net appreciation/depreciation 27,304,554 (6,555,236)
Net Increase/(Decrease) in Net Assets Resulting from Operations 27,209,638 (3,517,742)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (599,431) (668,752)
Net Decrease from Dividends and Distributions to Shareholders (599,431) (668,752)
Capital Share Transactions 40,306,335 66,593,595
Net Increase/(Decrease) in Net Assets 66,916,542 62,407,101
Net Assets: — —
Beginning of Period   138,291,293 75,884,192
End of Period $ 205,207,835 $ 138,291,293

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2024 (unaudited) and each year or period ended
October 31 2024 2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period $48.07 $47.37 $67.08 $48.06 $43.10 $39.59
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.19 0.25 0.28 0.32 0.10 0.20
Net realized and unrealized gain/(loss) 8.90 0.80
(2)
(19.79) 19.03 4.97 3.51
Total from Investment Operations 9.09 1.05
(2)
(19.51) 19.35 5.07 3.71
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.19) (0.35) (0.20) (0.33) (0.11) (0.20)
Total Dividends and Distributions (0.19) (0.35) (0.20) (0.33) (0.11) (0.20)
Net Asset Value, End of Period $56.97 $48.07 $47.37 $67.08 $48.06 $43.10
Total Return
*
18.89% 2.21% (29.11)% 40.30% 11.79% 9.43%
Net assets, End of Period (in thousands) $205,208 $138,291 $75,884 $147,706 $52,958 $34,563
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.32% 0.35%
Ratio of Net Investment Income/(Loss) 0.68% 0.48% 0.52% 0.48% 0.23% 0.49%
Portfolio Turnover Rate
(3)
65% 105% 107% 135% 78% 104%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2024
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2024
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output,

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2024
as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,072,859 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2024 is $2,141,671, resulting in the net amount due to the counterparty of $68,812.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2024, the Adviser owned 2,000 shares or 0.06% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2024, the Fund engaged in cross trades amounting to $5,397,597 in purchases and $10,602,215 in sales, resulting in a net realized gain of $1,781,925. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2024 can be found in a table located in the Schedule of Investments.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2024
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(29,689,736) $(5,765,890) $(35,455,626)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$198,132,646 $23,038,430 $(13,794,990) $9,243,440
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 750,000 $ 41,790,866 1,650,000 $ 84,829,645
Shares repurchased (25,000) (1,484,531) (375,000) (18,236,050)
Net Increase/(Decrease) 725,000 $ 40,306,335 1,275,000 $ 66,593,595
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$121,654,580 $121,639,217 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
During the period ended April 30, 2024, the Fund had net realized gain of $435,240 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$41,785,985 $1,484,459 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
26 April 30, 2024
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. The Adviser has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and the Adviser. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to the Adviser or the Fund. JH Indices has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO THE ADVISER FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the
Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 27
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 April 30, 2024
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 29
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson Small Cap Growth Alpha ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
30 April 30, 2024
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Small Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 31
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson Small Cap Growth Alpha ETF
Liquidity Risk Management Program
(unaudited)
32 April 30, 2024
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 1
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Global Dividend and Income
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global
Opportunities Fund (closed-
end fund) (since 2017),
Independent Trustee, Clough
Global Equity Fund (closed-
end fund) (since 2017),
and Independent Trustee,
Global X Funds (investment
company) (since 2018).
Formerly, Chairman, Clough
Funds Trust (investment
company) (2015-2023), and
Chairman, Elevation ETF Trust
(investment company) (2016-
2018).

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
2 April 30, 2024
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services to
multinational companies (since
2017).
14 Independent Director,
Cascadia Minerals Ltd.
(mineral exploration company);
Independent Director, ATAC
Resources Ltd. (mineral
exploration company) (2022-
2023).
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, Bay Boston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020).
Formerly, Director, State Farm
Bank (banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Investment COO (since
2023). Formerly, Global Head
of Investment Services, Janus
Henderson Investors (2017-
2023).
14

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 3
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Nicholas Cherney
151 Detroit Street
Denver, CO 80206
DOB: 1981
President and Chief
Executive Officer
10/22-Present Head of Innovation at Janus Henderson (since
2023), Head of Exchange Traded Products at Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC, Velocity Shares Holdings Inc. (since
2019). Formerly, Senior Vice President, Janus
Henderson Distributors US LLC, Janus Henderson
Indices LLC (2015-2019), Janus Henderson
Investors US LLC (2015-2017), and Velocity Shares
Holdings Inc. (2014-2019).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President and Chief
Compliance Officer
7/20-Present Head of Compliance, North America at Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer at Janus Henderson
Investors US LLC (since September 2017).
Formerly, Anti-Money Laundering Officer for the
Trust (July 2020-December 2022), and Global Head
of Investment Management Compliance at Janus
Henderson Investors (February 2019-August 2020).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Vice President, Chief Financial
Officer, Treasurer, and Principal
Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Henderson Services LLC.
Cara Owen
151 Detroit Street
Denver, CO 80206
DOB: 1981
Vice President, Secretary, and
Chief Legal Officer
1/23-Present Senior Legal Counsel of Janus Henderson Investors
US LLC (since 2021). Formerly, Assistant Secretary
of the Trust and Clayton Street Trust (2021-2023);
Vice President and Principal Legal Counsel,
ALPS Fund Services, Inc. (fund administrator)
(2019-2021); and Senior Counsel, Corporate &
Investments, Great-West Life & Annuity Insurance
Company (insurance company) (2014-2019).
Ciaran Askin
151 Detroit Street
Denver, CO 80206
DOB: 1978
Anti-Money Laundering Officer 1/23-Present Global Head of Financial Crime, Janus Henderson
Investors (since 2022). Formerly, Global Head of
Financial Crime at Invesco Ltd. (2017-2022).

Janus Henderson Small Cap Growth Alpha ETF
Notes
Janus Detroit Street Trust 1

Janus Henderson Small Cap Growth Alpha ETF
Notes
2 April 30, 2024

125-24-93061 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 38
Liquidity Risk Management Program .................. 42
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Daniel Siluk Maier Addison
co-portfolio manager co-portfolio manager

Janus Henderson Short Duration Income ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 49.9%
Commercial Paper 12.2%
Consumer, Non-cyclical 10.6%
Consumer, Cyclical 6.8%
Utilities 6.7%
Mortgage-Backed Security 4.8%
Industrial 3.4%
Energy 2.4%
Asset-Backed Security 2.4%
Technology 2.0%
Exchange Traded Fund 1.2%
Investment Company 0.0%
Purchased Options 0.0%
102.5%

Janus Henderson Short Duration Income ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.23%. See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
VNLA is not a money market fund and does not attempt to maintain a stable net asset value.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Effective February 28, 2024, the Fund changed its broad-based securities market index from the FTSE 3-Month U.S. Treasury Bill Index to the
Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. Treasury Bill Index as a performance benchmark because the FTSE 3-Month U.S. Treasury Bill Index is more closely aligned with the Fund’s investment strategies and investment restrictions.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Janus Henderson Short Duration Income ETF - NAV 3.22% 5.65% 2.44% 2.41%
Janus Henderson Short Duration Income ETF - Market Price 3.09% 5.56% 2.42% 2.41%
Bloomberg U.S. Aggregate Bond Index 4.97% -1.47% -0.16% 0.70%
FTSE 3-Month U.S. Treasury Bill Index 2.77% 5.57% 2.12% 1.90%
* The Fund commenced operations on November 16, 2016.

Janus Henderson Short Duration Income ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,032.20 $1.16 $1,000.00 $1,023.72 $1.16 0.23%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 2.4%
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 6.4300%,
12/26/31 (144A)
‡
$ 7,500,000 $ 7,521,092
Bayview Opportunity Master Fund VII Trust, 5.6700%, 4/15/27 (144A) 2,151,000 2,146,704
Exeter Automobile Receivables Trust, 6.1100%, 9/15/25 888,702 888,719
Exeter Automobile Receivables Trust, 6.2000%, 4/15/26 8,312,009 8,316,321
Exeter Automobile Receivables Trust, 1.4600%, 10/15/27 11,357,362 11,215,047
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 2,746,977 2,749,547
Santander Drive Auto Receivables Trust, 6.3100%, 7/15/27 7,875,241 7,893,938
United Auto Credit Securitization Trust, 6.1700%, 8/10/26 (144A) 4,467,000 4,467,087
Westlake Automobile Receivables Trust, 5.9600%, 10/15/26 (144A) 9,465,030 9,464,982
Total Asset-Backed Securities (cost $54,512,631) 54,663,437
Corporate Bonds - 80.1%
Consumer, Cyclical - 6.8%
BMW US Capital LLC, SOFRINDX + 0.8400%, 6.1730%, 4/1/25 (144A)
‡
7,025,000 7,059,282
BMW US Capital LLC, 5.3000%, 8/11/25 (144A) 6,250,000 6,231,978
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,103,183
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,195,641
General Motors Financial Co., Inc., 1.5500%, 9/2/25 AUD 1,590,000 976,373
General Motors Financial Co., Inc., 6.0500%, 10/10/25 $ 1,250,000 1,252,912
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,209,764
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 5,795,430
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 6,951,253
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 3,225,000 3,165,063
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,061,816
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,611,950
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,567,005
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 16,861,177
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 12,225,468
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 627,300
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 12,052,787
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,228,272
Volkswagen Financial Services Australia Pty. Ltd., 4.9500%, 4/13/26 AUD 3,110,000 1,995,507
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,073,150
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) $ 14,575,000 14,558,263
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,313,289
155,116,863
Consumer, Non-cyclical - 10.6%
Amgen, Inc., 5.2500%, 3/2/25 4,650,000 4,631,869
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 19,968,218
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,589,059
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,319,722
Cargill, Inc., 4.5000%, 6/24/26 (144A) 5,750,000 5,659,913
GE HealthCare Technologies, Inc., 5.5500%, 11/15/24 24,975,000 24,935,561
Humana, Inc., 5.7000%, 3/13/26 20,000,000 19,960,215
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,062,784
Humana, Inc., 5.7500%, 3/1/28 3,550,000 3,568,294
Icon Investments Six Designated Activity Co., 5.8090%, 5/8/27 11,520,000 11,525,645
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 22,836,145
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 17,711,950
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,202,432
Pfizer Investment Enterprises Pte. Ltd., 4.4500%, 5/19/26 $ 26,550,000 26,096,401
Smith & Nephew plc, 5.1500%, 3/20/27 6,270,000 6,200,196
Solventum Corp., 5.4500%, 2/25/27 (144A) 22,400,000 22,211,240
Solventum Corp., 5.4000%, 3/1/29 (144A) 5,790,000 5,680,468

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Thermo Fisher Scientific, Inc., 5.0000%, 12/5/26 $ 10,400,000 $ 10,358,512
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 21,284,590
240,803,214
Energy - 2.4%
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 5,236,000 5,253,837
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,032,276
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,031,212
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,598,081
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,593,168
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 14,987,732
55,496,306
Financial - 48.2%
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 1,951,000 1,910,196
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,440,316
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 19,998,343
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,901,533
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 16,104,674
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,714,276
American Express Co., SOFRINDX + 0.7200%, 6.1072%, 5/3/24
‡
6,875,000 6,875,102
American Express Co., SOFRINDX + 0.9300%, 6.2950%, 3/4/25
‡
12,900,000 12,996,115
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26
‡
9,450,000 9,374,082
American Express Co., SOFR + 1.3300%, 6.3380%, 10/30/26
‡
4,000,000 4,031,922
American Express Co., SOFR + 0.7500%, 5.6450%, 4/23/27
‡
5,375,000 5,376,259
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28
‡
1,950,000 1,928,050
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,274,791
ANZ New Zealand International Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 12,694,152
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,707,527
Athene Global Funding, 1.7160%, 1/7/25 (144A) 5,156,000 5,009,139
Athene Global Funding, 5.6840%, 2/23/26 (144A) 9,660,000 9,637,381
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 18,504,328
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 609,491
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 5.1742%, 3/31/26
‡
AUD 15,500,000 10,115,053
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 6.4122%, 7/26/29
‡
AUD 24,510,000 15,953,732
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 6.1856%, 2/26/31
‡
AUD 150,000 98,356
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
AUD 10,000,000 6,535,253
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,940,000 12,046,467
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 13,856,434
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
9,600,000 9,754,849
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.9356%, 11/24/25
‡
AUD 8,150,000 5,317,043
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.0326%, 2/21/28
‡
AUD 38,220,000 24,947,025
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
$ 25,135,000 23,885,691
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.5976%, 5/15/26
‡
AUD 13,600,000 8,890,157
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.8354%, 10/14/31
‡
AUD 800,000 514,810
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 12,674,595
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,837,526

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
8 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Citigroup, Inc., SOFR + 1.3720%, 6.7425%, 5/24/25
‡
$ 5,000,000 $ 5,003,300
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 97,442
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 34,923,021
Commonwealth Bank of Australia, 4.2000%, 8/18/25 AUD 600,000 386,335
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 14,882,982
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
6.1456%, 9/10/30
‡
AUD 12,500,000 8,154,710
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.6529%, 8/20/31
‡
AUD 16,600,000 10,725,961
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
7.0436%, 11/9/32
‡
AUD 10,000,000 6,729,928
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡
$ 6,000,000 5,292,750
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 628,492
Corebridge Financial, Inc., 3.5000%, 4/4/25 $ 11,975,000 11,723,336
Corebridge Financial, Inc., 3.6500%, 4/5/27 6,000,000 5,681,789
Credit Agricole SA, 5.1340%, 3/11/27 (144A) 33,160,000 32,862,343
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
5.9175%, 12/1/25
‡
AUD 2,350,000 1,535,558
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.9500%, 5.4270%, 3/1/28 (144A)
‡
$ 13,400,000 13,276,490
DBS Group Holdings Ltd., 5.4790%, 9/12/25 (144A) 15,800,000 15,807,403
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27
‡
33,575,000 33,353,625
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 5.8644%, 9/10/24
‡
17,625,000 17,633,197
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 3,736,879
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.7539%, 9/16/31
‡
AUD 1,000,000 629,857
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.7948%, 12/15/36
‡
AUD 8,550,000 5,643,439
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
6.4448%, 6/15/44
‡
AUD 17,350,000 11,275,348
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.6948%, 6/15/45
‡
AUD 6,730,000 4,402,246
JPMorgan Chase & Co., CME Term SOFR 3 Month + 4.0416%, 9.3480%, 5/1/24
‡,μ
$ 22,745,000 22,745,000
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
7,300,000 7,107,564
JPMorgan Chase & Co., SOFR + 1.3300%, 6.0700%, 10/22/27
‡
19,050,000 19,273,983
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28
‡
15,500,000 15,487,782
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.8039%, 3/17/25
‡
AUD 3,280,000 2,131,146
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.8856%, 5/25/26
‡
AUD 19,100,000 12,390,147
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
8.1539%, 3/16/28
‡
AUD 5,010,000 3,335,898
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
$ 3,600,000 3,605,283
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
6.0233%, 3/6/30
‡
AUD 5,240,000 3,406,655
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 748,728
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) $ 18,606,000 17,729,604
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) 7,725,000 7,607,015
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
7.2398%, 5/28/30
‡
AUD 19,800,000 13,060,059
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.9039%, 6/17/31
‡
AUD 6,980,000 4,528,792

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
6.2875%, 3/1/34
‡
AUD 12,190,000 $ 7,937,982
Macquarie Group Ltd., 6.2070%, 11/22/24 (144A) $ 28,900,000 28,957,337
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
6,725,000 6,571,676
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,901,907
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26
‡
1,400,000 1,350,277
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,339,700
Morgan Stanley Bank NA, SOFR + 0.7800%, 6.1102%, 7/16/25
‡
9,000,000 9,045,246
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28
‡
31,050,000 30,585,086
Nasdaq, Inc., 5.6500%, 6/28/25 4,940,000 4,934,109
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 0.7800%,
5.1272%, 5/12/26
‡
AUD 10,000,000 6,518,250
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
6.4900%, 5/17/29
‡
AUD 14,920,000 9,692,371
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.0400%, 11/18/30
‡
AUD 24,275,000 15,864,642
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
6.1959%, 2/14/29
‡
AUD 20,400,000 13,388,586
Nordea Bank Abp , SOFR + 0.9600%, 6.3234%, 6/6/25 (144A)
‡
$ 6,925,000 6,972,990
Royal Bank of Canada, 5.2000%, 7/20/26 22,100,000 22,006,619
Royal Bank of Canada, 4.8750%, 1/19/27 8,325,000 8,221,356
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
14,190,000 14,343,657
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.6375%, 6/1/37
‡
AUD 17,200,000 11,354,222
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
6.9875%, 12/1/38
‡
AUD 4,500,000 3,012,484
Toronto-Dominion Bank (The), 4.2850%, 9/13/24 $ 2,800,000 2,786,812
Toronto-Dominion Bank (The), 2.6670%, 9/9/25 CAD 18,500,000 13,029,246
Toronto-Dominion Bank (The), 5.5320%, 7/17/26 $ 6,650,000 6,654,795
Toronto-Dominion Bank (The), 4.2100%, 6/1/27 CAD 18,375,000 13,110,804
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 11,260,000 10,978,598
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,261,603
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
5.7636%, 6/27/25
‡
AUD 610,000 397,217
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 93,332
Wells Fargo & Co., CME Term SOFR 3 Month + 1.0116%, 2.1640%, 2/11/26
‡
$ 9,590,000 9,317,728
Wells Fargo & Co., SOFR + 1.3200%, 6.6439%, 4/25/26
‡
3,500,000 3,532,754
Wells Fargo & Co., CDOR USD 3 Month + 1.0650%, 4.1680%, 4/28/26
‡
CAD 22,600,000 16,267,855
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26
‡
$ 13,000,000 12,533,801
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28
‡
7,870,000 7,875,472
Wells Fargo Bank NA, 5.4500%, 8/7/26 7,000,000 6,996,352
Westpac Banking Corp., 5.3500%, 10/18/24 8,000,000 7,989,416
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 2,000,459
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
5.0972%, 8/10/26
‡
AUD 20,000,000 13,022,799
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.5772%, 11/11/27
‡
AUD 3,300,000 2,173,760
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
AUD 14,022,000 9,068,310
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
6.3149%, 8/27/29
‡
AUD 6,700,000 4,364,828
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.9611%, 1/29/31
‡
AUD 11,800,000 7,689,568

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
10 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
6.2255%, 4/3/34
‡
AUD 9,500,000 $ 6,191,527
Westpac New Zealand Ltd., 5.1320%, 2/26/27 (144A) $ 5,725,000 5,664,110
Willis North America, Inc., 3.6000%, 5/15/24 23,144,000 23,123,630
1,095,182,028
Industrial - 3.4%
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 13,714,614
Boeing Co. (The), 6.2590%, 5/1/27 (144A) 9,150,000 9,178,969
Boeing Co. (The), 6.2980%, 5/1/29 (144A) 3,200,000 3,212,711
Carrier Global Corp., 5.8000%, 11/30/25 14,300,000 14,326,408
CNH Industrial Capital Australia Pty. Ltd., 1.7500%, 7/8/24 AUD 4,300,000 2,774,553
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 19,499,703
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
5.7903%, 7/12/24
‡
AUD 8,980,000 5,831,221
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) $ 7,900,000 7,822,078
76,360,257
Technology - 2.0%
Fiserv, Inc., 5.1500%, 3/15/27 11,838,000 11,722,615
SK Hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 9,919,677
VMware LLC, 1.0000%, 8/15/24 11,867,000 11,698,594
VMware LLC, 1.4000%, 8/15/26 13,690,000 12,449,400
45,790,286
Utilities - 6.7%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26
Ç
5,110,000 5,056,628
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 AUD 17,320,000 11,166,215
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
5.6286%, 10/30/24
‡
AUD 22,900,000 14,884,932
DTE Energy Co., 4.2200%, 11/1/24
Ç
$ 18,735,000 18,570,145
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,604,064
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 12,330,291
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,087,780
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 AUD 5,480,000 3,541,037
Georgia Power Co., 5.0040%, 2/23/27 $ 6,520,000 6,459,744
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,510,617
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 AUD 1,300,000 835,999
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
5.5755%, 12/6/24
‡
AUD 14,620,000 9,498,434
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 342,149
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,239,702
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) 10,933,000 9,752,505
Vistra Operations Co. LLC, 4.8750%, 5/13/24 (144A) 13,118,000 13,111,736
Vistra Operations Co. LLC, 5.1250%, 5/13/25 (144A) 23,711,000 23,355,408
153,347,386
Total Corporate Bonds (cost $1,853,236,893) 1,822,096,340
Foreign Government Bonds - 1.8%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 5.0537%, 9/23/25
‡
AUD 17,230,000 11,189,028
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) $ 23,450,000 23,089,351
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 7,100,000 6,636,295
Total Foreign Government Bonds (cost $42,786,429) 40,914,674
Mortgage-Backed Securities - 4.8%
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.8800%, 10/25/41 (144A)
‡
9,510,716 9,522,415
SOFR30A + 1.0000%, 6.3300%, 12/25/41 (144A)
‡
3,051,340 3,047,537

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 1.2000%, 6.5300%, 1/25/42 (144A)
‡
$ 1,467,222 $ 1,466,630
SOFR30A + 1.9000%, 7.2300%, 4/25/42 (144A)
‡
2,719,320 2,735,174
SOFR30A + 2.5000%, 7.8300%, 9/25/42 (144A)
‡
4,648,555 4,734,529
SOFR30A + 2.4000%, 7.7300%, 12/25/42 (144A)
‡
5,268,063 5,405,797
SOFR30A + 2.5000%, 7.8300%, 4/25/43 (144A)
‡
2,890,820 2,938,412
SOFR30A + 1.7000%, 7.0300%, 7/25/43 (144A)
‡
2,969,323 2,982,948
SOFR30A + 1.0500%, 6.3800%, 1/25/44 (144A)
‡
14,254,536 14,244,140
SOFR30A + 1.1000%, 6.4300%, 2/25/44 (144A)
‡
4,278,610 4,273,553
FHLMC STACR REMIC Trust
SOFR30A + 2.3000%, 7.6300%, 8/25/33 (144A)
‡
2,413,020 2,457,102
SOFR30A + 0.8500%, 6.1800%, 11/25/41 (144A)
‡
2,307,251 2,302,337
SOFR30A + 2.3000%, 7.6300%, 8/25/42 (144A)
‡
4,280,288 4,367,018
SOFR30A + 2.1000%, 7.4300%, 3/25/43 (144A)
‡
3,784,970 3,850,403
SOFR30A + 2.0000%, 7.3300%, 5/25/43 (144A)
‡
2,121,929 2,146,247
SOFR30A + 2.0000%, 7.3300%, 6/25/43 (144A)
‡
7,184,565 7,223,537
SOFR30A + 1.8500%, 7.1800%, 11/25/43 (144A)
‡
2,561,406 2,579,799
SOFR30A + 1.3500%, 6.6800%, 2/25/44 (144A)
‡
5,847,904 5,859,476
SOFR30A + 1.2500%, 6.5800%, 3/25/44 (144A)
‡
2,895,621 2,896,237
NRTH Mortgage Trust , CME Term SOFR 1 Month + 1.6413% , 6.9666% , 3/15/41
(144A)
‡
11,400,000 11,411,282
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
5.6514% , 9/13/55
‡
AUD 17,235,000 11,192,428
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 5.8982% , 1/12/46
‡
AUD 614,041 399,009
Total Mortgage-Backed Securities (cost $107,494,710) 108,036,010
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 27,934,500
Investment Companies - 0.0%
Money Market Funds - 0.0%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.1700%
∞
(cost $750,020) 750,020 750,020
Commercial Paper - 12.2%
AutoNation, Inc., 5.8009%, 5/1/24 (Section 4(2)) $ 55,000,000 54,990,953
Global Payments, Inc., 5.9610%, 5/1/24 (Section 4(2)) 103,176,000 103,158,882
Jabil, Inc., 5.9010%, 5/1/24 (Section 4(2)) 43,724,000 43,716,626
Jabil, Inc., 5.9010%, 5/2/24 (Section 4(2)) 75,500,000 75,474,528
Total Commercial Paper (cost $277,387,626) 277,340,989
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0.0%
Counterparty/Reference Asset
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2, Credit Default Swap, maturing 12/20/2028, fixed rate 5.000%, payment frequency: Quarterly,
Notional amount $65,150,000, premiums paid $583,711, unrealized depreciation
$(525,913), exercise price $100.00, expires 6/20/24* 65,150,000 57,798
Counterparty/Reference Asset
Goldman Sachs Group, Inc.

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
12 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
OTC Purchased Call Credit Default Swaptions - Buy Protection - (continued)
CDX.NA.HY.41-V2, Credit Default Swap, maturing 12/20/2028, fixed rate 5.000%, payment frequency: Quarterly,
Notional amount $162,800,000, premiums paid $1,208,790, unrealized depreciation $(1,064,361), exercise price $100.00, expires 6/20/24* $ 162,800,000 $ 144,429
Total OTC Purchased Call Credit Default Swaptions - Buy Protection (premiums paid
$1,792,501, unrealized depreciation $(1,590,274)) 202,227
Total Investments (total cost $2,365,628,588 ) - 102.5% 2,331,938,197
Liabilities, net of Cash, Receivables and Other Assets - (2.5%) (57,125,215)
Net Assets - 100.0% $2,274,812,982
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,528,283,358 65.6%
Australia 439,885,055 18.9
Canada 92,032,931 3.9
United Kingdom 65,691,883 2.8
Ireland 44,776,033 1.9
Singapore 41,903,804 1.8
South Korea 39,645,323 1.7
France 32,862,343 1.4
New Zealand 16,853,138 0.7
Denmark 13,276,490 0.6
Spain 9,754,849 0.4
Finland 6,972,990 0.3
Total $ 2,331,938,197 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
4/30/24
Shares
Held at
4/30/24
Dividend
Income
Investment Company - 1.2%
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO
ETF $ 27,637,500 $ – $ – $ – $ 297,000 $ 27,934,500 550,000 $ 900,989
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
HSBC BANK USA, N.A.
New Zealand Dollar 7/26/24 10,800,000 $ (6,404,076) $ 13,214
–

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts (continued)
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
J.P. Morgan Chase Bank
Australian Dollar 7/26/24 648,000,000 $ (422,089,315) $ 259,351
Great British Pound 7/26/24 5,500,000 (6,858,512) (31,706)
227,645
State Street Bank and Trust Company
Canadian Dollar 7/26/24 109,700,000 (80,185,528) 218,959
–
UBS AG
Canadian Dollar 7/26/24 (10,420,000) 7,630,737 (35,006)
–
Total $424,812
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Canada 10 Year Bond 3,540 6/19/24 $ 264,201,987 $ (1,038,630)
Euro-Schatz 4,150 6/6/24 466,413,800 (2,442,227)
U.S. Treasury Ultra Bonds 122 6/18/24 14,586,625 (106,933)
Total - Futures Long (3,587,790)
Futures Short:
Australia 3 Year Bond 925 6/17/24 (63,377,225) 782,454
U.S. Treasury 2 Year Notes 3,740 6/28/24 (757,934,375) 5,148,255
U.S. Treasury 5 Year Notes 436 6/28/24 (45,667,594) 850,996
Total - Futures Short 6,781,705
Total $3,193,915
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.41-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/28 $ 79,400,000 $ 814,472 $ (1,005,058) $ (1,819,530)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.4400% Fixed Quarterly 7/27/25 63,455,000 NZD $ – $ 517,408 $ 517,408
3 Month BBR 5.6150% Fixed Quarterly 7/13/25 32,632,700 NZD – 310,193 310,193
3 Month BBR 5.3125% Fixed Quarterly 11/09/25 32,950,000 NZD – 253,181 253,181
3 Month BBR 5.3775% Fixed Quarterly 7/19/25 32,632,700 NZD – 246,254 246,254
3 Month BBR 5.5100% Fixed Quarterly 8/16/25 31,965,000 NZD – 20,457 20,457
3 Month BBR 5.1200% Fixed Quarterly 4/22/26 82,265,000 NZD – (6,959) (6,959)
4.5330% Fixed 3 Month BBR Quarterly 11/08/25 30,962,500 AUD – (55,757) (55,757)
Total $– $1,284,777 $1,284,777

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
14 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2024
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Total
Asset Derivatives:
Forward foreign currency exchange contracts
$—
$—
$491,524
$491,524
Purchased swaption contracts, at value
202,227
—
—
202,227
*
Swaps - centrally cleared
—
1,347,493
—
1,347,493
*
Futures contracts
—
6,781,705
—
6,781,705
Total Asset Derivatives
$202,227
$8,129,198
$491,524
$8,822,949
Liability Derivatives:
Forward foreign currency exchange contracts
—
—
66,712
66,712
*
Swaps - centrally cleared
1,005,058
62,716
—
1,067,774
*
Futures contracts
—
3,587,790
—
3,587,790
Swaptions written, at value
124,269
—
—
124,269
Total Liability Derivatives
$1,129,327
$3,650,506
$66,712
$4,846,545
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2024.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2024.
Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2
Credit Default Swap,
S&P Credit Rating: NR,
maturing 12/20/2028,
fixed rate 5%, payment
frequency: Quarterly 96.00 USD 06/20/24 $65,150,000 $(322,815) $287,298 $(35,517)
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2
Credit Default Swap,
S&P Credit Rating: NR,
maturing 12/20/2028,
fixed rate 5%, payment
frequency: Quarterly 96.00 USD 06/20/24 162,800,000 (596,336) 507,584 (88,752)
Total Written Put Swaptions - Sell Protection (919,151) 794,882 (124,269)
Total OTC Written Credit Default Swaptions $(919,151) $794,882 $(124,269)
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $(14,664,209) $(14,664,209)
Futures contracts — (2,211,248) — (2,211,248)
Swap contracts (842,248) (595,843) — (1,438,091)
Total $(842,248) $(2,807,091) $(14,664,209) $(18,313,548)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $284,381 $284,381
Futures contracts — 1,873,048 — 1,873,048
Purchased swaption contracts (1,590,274) (1,590,274)
Swap contracts (1,105,433) 316,442 — (788,991)
Written swaption contracts 794,882 — — 794,882
Total $(1,900,825) $2,189,490 $284,381 $573,046
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2024
Futures contracts:
Average notional amount of contracts - long $287,395,641
Average notional amount of contracts - short 575,001,742
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 67,435,697
Average amounts sold - in USD 595,364,905
Credit default swaps:
Average notional amount - buy protection 105,800,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 202,591,377
Swaptions:
Average value of swaption contracts purchased 554,184
Average value of swaption contracts written 267,629

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
16 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Goldman Sachs Group, Inc. $ 202,227 $ (124,269) $ (77,958) $ —
HSBC BANK USA, N.A. 13,214 — — 13,214
J.P. Morgan Chase Bank 259,351 (31,706) — 227,645
State Street Bank and Trust Company 218,959 — — 218,959
Total $ 693,751 $ (155,975) $ (77,958) $ 459,818
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Goldman Sachs Group, Inc. $ 124,269 $ (124,269) $ — $ —
J.P. Morgan Chase Bank 31,706 (31,706) — —
UBS AG 35,006 — — 35,006
Total $ 190,982 $ (155,975) $ — $ 35,006
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
Janus Detroit Street Trust 17
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
FTSE 3-Month U.S.
Treasury Bill Index
FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.
AUD Australian Dollar
CAD Canadian Dollar
CDOR Canadian Dollar Offered Rate
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended April 30, 2024 is $277,340,989 which represents 12.2% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2024 is $607,382,168 which represents 26.7% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
18 April 30, 2024
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 54,663,437 $ —
Corporate Bonds — 1,822,096,340 —
Foreign Government Bonds — 40,914,674 —
Mortgage-Backed Securities — 108,036,010 —
Exchange Traded Fund 27,934,500 — —
Investment Companies 750,020 — —
Commercial Paper — 277,340,989 —
OTC Purchased Call Credit Default Swaptions - Buy Protection — 202,227 —
Total Investments in Securities $ 28,684,520 $ 2,303,253,677 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,347,493 $ —
Forward Foreign Currency Exchange Contracts — 491,524 —
Futures Contracts 6,781,705 — —
Total Other Financial Instruments $ 6,781,705 $ 1,839,017 $ —
Total Assets $ 35,466,225 $ 2,305,092,694 $ —
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,067,774 $ —
Forward Foreign Currency Exchange Contracts — 66,712 —
Futures Contracts 3,587,790 — —
Swaptions Written, at Value — 124,269 —
Total Liabilities $ 3,587,790 $ 1,258,755 $ —
(a) Other financial instruments include forward foreign currency exchange contracts, futures, written swaptions and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Written swaptions are reported at their market value at measurement date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $2,336,168,309) $ 2,303,801,470
Affiliated investments, at value (cost $27,667,778) 27,934,500
Purchased swaptions, at value (premiums paid $1,792,501) 202,227
Cash denominated in foreign currency (cost $8,754,066) 8,719,712
Forward foreign currency exchange contracts 491,524
Due from broker for centrally cleared swaps 1,963,671
Due from broker for futures 11,010,000
Receivables:
Interest 21,729,725
Due from adviser 10,346
Total Assets 2,375,863,175
Liabilities:
Payable for variation margin on futures contracts 15,239
Payable for variation margin on swaps 810,515
Forward foreign currency exchange contracts 66,712
Swaptions written, at value (premiums received $919,151) 124,269
Due to custodian 103,389
Collateral for Swaptions 140,000
Payables:
Investments purchased 99,357,626
Management fees 431,846
Interest 597
Total Liabilities 101,050,193
Commitments and contingent liabilities
Net Assets $ 2,274,812,982
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,371,931,739
Total distributable earnings (loss) (97,118,757)
Total Net Assets $ 2,274,812,982
Net Assets $ 2,274,812,982
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 47,000,000
Net Asset Value Per Share $ 48.40

Janus Henderson Short Duration Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
20 April 30, 2024
See Notes to Financial Statements.
Investment Income:
Interest $ 57,710,430
Dividends from affiliates 900,989
Dividends 78,137
Total Investment Income 58,689,556
Expenses:
Management Fees 2,683,571
Total Expenses 2,683,571
Less: Excess Expense Reimbursement and Waivers (53,391)
Net Expenses 2,630,180
Net Investment Income/(Loss) 56,059,376
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (14,867,858)
Forward foreign currency exchange contracts (14,664,209)
Futures contracts (2,211,248)
Swap contracts (1,438,091)
Total Net Realized Gain/(Loss) on Investments $ (33,181,406)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 50,583,819
Investments in affiliates 297,000
Purchased swaption contracts (1,590,274)
Forward foreign currency exchange contracts 284,381
Futures contracts 1,873,048
Swap contracts (788,991)
Written swaption contracts 794,882
Total Change in Unrealized Net Appreciation/Depreciation $ 51,453,865
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 74,331,835

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 56,059,376 $ 86,711,224
Net realized gain/(loss) on investments (33,181,406) (14,597,826)
Change in unrealized net appreciation/depreciation 51,453,865 45,869,478
Net Increase/(Decrease) in Net Assets Resulting from Operations 74,331,835 117,982,876
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (53,686,857) (141,400,131)
Net Decrease from Dividends and Distributions to Shareholders (53,686,857) (141,400,131)
Capital Share Transactions (118,617,452) (143,593,675)
Net Increase/(Decrease) in Net Assets (97,972,474) (167,010,930)
Net Assets: — —
Beginning of Period   2,372,785,456 2,539,796,386
End of Period $ 2,274,812,982 $ 2,372,785,456

Janus Henderson Short Duration Income ETF
Financial Highlights
22 April 30, 2024
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2024 (unaudited) and each year or period ended
October 31 2024 2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period $47.98 $48.47 $50.00 $50.40 $49.89 $50.04
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
1.17 1.80 0.69 0.49 0.77 1.39
Net realized and unrealized gain/(loss) 0.36 0.65 (1.27) (0.41) 0.70 0.53
Total from Investment Operations 1.53 2.45 (0.58) 0.08 1.47 1.92
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.11) (2.94) (0.95) (0.48) (0.96) (1.43)
Distributions (from capital gains) — — — — — (0.64)
Total Dividends and Distributions (1.11) (2.94) (0.95) (0.48) (0.96) (2.07)
Net Asset Value, End of Period $48.40 $47.98 $48.47 $50.00 $50.40 $49.89
Total Return
*
3.22% 5.24% (1.18)% 0.15% 2.99% 3.95%
Net assets, End of Period (in thousands) $2,274,813 $2,372,785 $2,539,796 $2,777,501 $2,726,526 $1,037,735
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.23% 0.23% 0.23% 0.23% 0.26% 0.32%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.23% 0.23% 0.23% 0.23% 0.26% 0.32%
Ratio of Net Investment Income/(Loss) 4.85% 3.77% 1.41% 0.98% 1.54% 2.80%
Portfolio Turnover Rate
(2)
37% 53% 46% 74% 14% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2024
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2024  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2024
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2024
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options on Swap Contracts (Swaptions )
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as
“swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the
Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the
Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
Swaptions purchased are reported in the Schedule of Investments (if applicable).
Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the period, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
During the period, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2024
addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.
During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2024
power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2024" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2024
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.23% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23%  of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers”
on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2025. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2024, the Adviser waived $27,033 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2024, an affiliate of the Adviser owned 100,999 shares or 0.21% of the Fund.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$— $(39,190,787) $(39,190,787)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,365,628,588 $7,715,955 $(41,406,346) $(33,690,391)
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 3,400,000 $ 164,007,483 8,800,000 $ 421,353,536
Shares repurchased (5,850,000) (282,624,935) (11,750,000) (564,947,211)
Net Increase/(Decrease) (2,450,000) $ (118,617,452) (2,950,000) $ (143,593,675)

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
36 April 30, 2024
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$905,995,227 $722,042,797 $— $—

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 37
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements (Unaudited)
38 April 30, 2024
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements (Unaudited)
Janus Detroit Street Trust 39
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements (Unaudited)
40 April 30, 2024
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson Short Duration Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements (Unaudited)
Janus Detroit Street Trust 41
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Short Duration Income ETF
Liquidity Risk Management Program
(unaudited)
42 April 30, 2024
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson Short Duration Income ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 43
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93073 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 40
Liquidity Risk Management Program .................. 44
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Security 163.3%^
Asset-Backed Security 9.4%
Investment Company 1.5%
Corporate Bond 0.2%
174.4%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.26% (gross), 0.23% (net). See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value .
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Effective February 28, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg U.S. Mortgage Backed Securities
Index as a performance benchmark because the Bloomberg U.S. Mortgage Backed Securities Index is more closely aligned with the Fund’s investment strategies and investment restrictions.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Five
Years
Since
Inception
*
Janus Henderson Mortgage-Backed Securities ETF - NAV 5.93% -1.95% -0.16% 0.56%
Janus Henderson Mortgage-Backed Securities ETF - Market Price 5.90% -2.01% -0.15% 0.57%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index 5.32% -2.19% -0.94% -0.18%
Bloomberg U.S. Aggregate Bond Index 4.97% -1.47% -0.16% 0.64%
* The Fund commenced operations on September 12, 2018.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,059.30 $1.13 $1,000.00 $1,023.77 $1.11 0.22%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 9.4%
ACHM Mortgage Trust, 6.5500%, 5/25/39 (144A) $ 11,000,000 $ 10,998,900
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 1,000,000 999,800
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 5,312,629 5,332,062
ACHV ABS TRUST, 6.3400%, 4/25/31 (144A) 7,000,000 6,992,653
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 3,705,000 3,693,131
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 928,679 932,789
Affirm Asset Securitization Trust, 6.2700%, 5/15/29 (144A) 36,451,000 36,463,952
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 9,064,980 9,124,357
American Credit Acceptance Receivables Trust, 6.0000%, 3/12/27 (144A) 3,249,425 3,250,300
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 5,121,411 5,119,830
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 6.6300%,
12/26/31 (144A)
‡
7,500,000 7,499,960
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 6.8300%,
12/26/31 (144A)
‡
3,650,000 3,649,979
Bayview Opportunity Master Fund VII Trust, 5.6700%, 4/15/27 (144A) 3,549,000 3,541,912
Bayview Opportunity Master Fund VII Trust, 5.6600%, 3/15/28 (144A) 3,000,000 2,987,752
BHG Securitization Trust, 0.9000%, 10/17/34 (144A) 4,835,309 4,732,346
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 4,316,679 4,327,526
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 7,750,000 7,739,118
CIM Trust, 5.5690%, 7/25/55 (144A)
Ç
1,614,374 1,588,044
Exeter Automobile Receivables Trust, 6.1100%, 9/15/25 888,702 888,719
Exeter Automobile Receivables Trust, 5.5800%, 4/15/26 2,716,602 2,716,255
Exeter Automobile Receivables Trust, 5.5300%, 10/15/26 10,166,000 10,158,000
Exeter Automobile Receivables Trust, 1.4600%, 10/15/27 10,726,397 10,591,989
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 4,500,000 4,474,936
FIGRE Trust, 6.5060%, 3/25/54 (144A)
‡
2,924,823 2,912,534
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,970,263 3,693,591
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 3,001,199 3,029,030
FREED ABS Trust, 2.3700%, 11/20/28 (144A) 1,263,056 1,229,744
FREED ABS Trust, 4.8500%, 5/18/29 (144A) 6,850,000 6,822,866
Gracie Point International Funding LLC, SOFR90A + 1.7000%, 7.0576%, 3/1/28
(144A)
‡
5,000,000 5,012,269
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 7.4576%, 3/1/28
(144A)
‡
3,007,000 3,014,360
JPMorgan Chase Bank NA, 0.8890%, 12/26/28 (144A) 145,999 143,378
LAD Auto Receivables Trust, 5.9300%, 6/15/27 (144A) 2,893,031 2,893,367
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 866,276 852,593
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 2,453,908 2,471,445
Lendingpoint Asset Securitization Trust, 2.7500%, 12/15/28 (144A) 3,052,340 3,009,217
Lendingpoint Asset Securitization Trust, 6.5600%, 2/15/30 (144A) 1,990,810 1,991,193
LL ABS Trust, 6.6300%, 5/15/30 (144A) 166,660 166,684
M&T Equipment Notes, 6.0900%, 7/15/30 (144A) 3,511,256 3,513,108
Marlette Funding Trust, 3.5400%, 3/15/30 (144A) 1,231,359 1,226,500
Marlette Funding Trust, 5.1800%, 11/15/32 (144A) 899,290 898,333
Marlette Funding Trust, 6.0700%, 4/15/33 (144A) 1,500,325 1,499,734
Mission Lane Credit Card Master Trust, 7.2300%, 7/17/28 (144A) 7,565,000 7,559,031
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 1,055,825 1,013,349
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 2,329,100 2,174,185
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 1,513,377 1,500,229
Prosper Marketplace Issuance Trust, 7.0600%, 7/16/29 (144A) 1,187,615 1,192,134
Prosper Marketplace Issuance Trust, 6.1200%, 8/15/29 (144A) 1,900,000 1,898,762
RAM LLC, 6.6690%, 2/15/39 (144A) 7,261,918 7,261,918
RCKT Mortgage Trust, 7.4630%, 11/25/43 (144A)
‡
5,462,314 5,459,377
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
12,577,745 12,535,143

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Reach ABS Trust, 7.0500%, 2/18/31 (144A) $ 1,654,112 $ 1,660,616
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
8,924,141 9,023,539
Saluda Grade Alternative Mortgage Trust, 7.7120%, 8/25/53 (144A) 4,462,071 4,534,407
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
9,402,981 9,436,307
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 2,876,103 2,856,444
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) 3,157,231 3,150,651
Santander Bank Auto Credit-Linked Notes, 6.9860%, 12/15/32 (144A) 1,747,178 1,752,718
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 1,182,726 1,184,948
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 3,500,000 3,479,408
Santander Bank Auto Credit-Linked Notes, 5.9330%, 12/15/33 (144A) 8,122,000 8,075,187
Santander Bank NA, 1.8330%, 12/15/31 (144A) 2,761,535 2,718,514
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 1,901,754 1,903,533
Santander Drive Auto Receivables Trust, 1.1300%, 11/16/26 3,667,608 3,598,629
Santander Drive Auto Receivables Trust, 1.2600%, 2/16/27 4,178,162 4,126,101
Santander Drive Auto Receivables Trust, 3.4400%, 9/15/27 2,500,000 2,466,075
Santander Drive Auto Receivables Trust, 5.2500%, 4/17/28 8,500,000 8,439,669
Santander Drive Auto Receivables Trust, 5.2300%, 12/15/28 15,750,000 15,548,026
Towd Point Mortgage Trust, 7.2940%, 10/25/63 (144A)
‡
4,022,733 4,054,924
Towd Point Mortgage Trust, 7.6000%, 10/25/63 (144A)
‡
1,059,982 1,068,479
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,829,981 1,816,645
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
732,373 729,790
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 3,038,833 3,043,361
United Auto Credit Securitization Trust, 6.1700%, 8/10/26 (144A) 6,873,000 6,873,134
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 8,535,322 8,415,656
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 1,663,745 1,642,257
US Auto Funding, 2.2000%, 5/15/26 (144A) 5,087,666 4,994,443
US Bank NA, 6.7890%, 8/25/32 (144A) 11,323,924 11,364,534
Westlake Automobile Receivables Trust, 5.8900%, 2/16/27 (144A) 8,254,401 8,263,785
Total Asset-Backed Securities (cost $369,113,960) 369,000,164
Corporate Bond - 0.2%
Financial - 0.2%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) (cost $9,120,902) 9,213,000 9,009,054
Mortgage-Backed Securities - 163.3%
A&D Mortgage Trust , 6.1320% , 5/25/68 (144A)
Ç
2,374,735 2,347,381
Angel Oak Mortgage Trust , 4.8000% , 11/26/68 (144A)
Ç
1,565,182 1,502,374
BAMLL Re-REMIC Trust , 1.2591% , 7/27/50 (144A)
‡
10,480,000 8,571,403
BB-UBS Trust , 3.4302% , 11/5/36 (144A) 4,563,000 4,420,678
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.8445% ,
6.1655% , 10/15/36 (144A)
‡
1,957,252 1,938,430
BX Trust
CME Term SOFR 1 Month + 1.3058%, 6.6268%, 10/15/26 (144A)
‡
3,875,861 3,813,016
CME Term SOFR 1 Month + 3.4640%, 8.7850%, 10/15/26 (144A)
‡
3,261,166 3,130,534
CME Term SOFR 1 Month + 1.4419%, 6.7629%, 4/15/29 (144A)
‡
6,609,000 6,598,938
CME Term SOFR 1 Month + 0.7035%, 6.0245%, 9/15/34 (144A)
‡
5,535,848 5,457,240
CME Term SOFR 1 Month + 1.0440%, 6.3650%, 8/15/36 (144A)
‡
6,943,255 6,805,828
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 6.5300%, 2/25/50 (144A)
‡
3,369,916 3,343,452
SOFR30A + 1.3500%, 6.6800%, 2/25/50 (144A)
‡
1,979,826 1,953,189
SOFR30A + 1.5500%, 6.8800%, 2/25/50 (144A)
‡
2,197,747 2,106,469
Connecticut Avenue Securities Trust
SOFR30A + 2.5645%, 7.8945%, 7/25/31 (144A)
‡
19,174 19,198
SOFR30A + 1.5500%, 6.8800%, 10/25/41 (144A)
‡
4,479,714 4,485,225
SOFR30A + 3.1000%, 8.4300%, 10/25/41 (144A)
‡
6,100,000 6,261,168
SOFR30A + 0.8500%, 6.1800%, 12/25/41 (144A)
‡
2,125,582 2,119,467

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
8 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 1.0000%, 6.3300%, 12/25/41 (144A)
‡
$ 1,934,410 $ 1,931,999
SOFR30A + 1.6500%, 6.9800%, 12/25/41 (144A)
‡
14,835,000 14,867,379
SOFR30A + 1.2000%, 6.5300%, 1/25/42 (144A)
‡
5,644,690 5,642,414
SOFR30A + 3.0000%, 8.3300%, 1/25/42 (144A)
‡
14,409,226 14,778,319
SOFR30A + 2.1000%, 7.4300%, 3/25/42 (144A)
‡
2,004,056 2,030,998
SOFR30A + 2.5000%, 7.8300%, 4/25/43 (144A)
‡
2,277,473 2,314,967
SOFR30A + 2.7000%, 8.0300%, 7/25/43 (144A)
‡
4,104,000 4,232,192
SOFR30A + 1.5000%, 6.8300%, 10/25/43 (144A)
‡
3,920,289 3,931,381
SOFR30A + 2.5000%, 7.8300%, 10/25/43 (144A)
‡
20,760,000 21,306,927
SOFR30A + 3.5500%, 8.8800%, 10/25/43 (144A)
‡
10,982,476 11,378,697
SOFR30A + 1.0500%, 6.3800%, 1/25/44 (144A)
‡
3,943,265 3,940,389
SOFR30A + 1.8000%, 7.1300%, 1/25/44 (144A)
‡
3,140,000 3,148,653
SOFR30A + 2.7000%, 8.0300%, 1/25/44 (144A)
‡
5,430,345 5,468,856
SOFR30A + 4.0000%, 9.3300%, 1/25/44 (144A)
‡
1,640,000 1,659,856
SOFR30A + 1.1000%, 6.4300%, 2/25/44 (144A)
‡
8,287,716 8,277,920
SOFR30A + 1.8000%, 7.1300%, 2/25/44 (144A)
‡
3,168,862 3,170,921
SOFR30A + 1.9500%, 7.2800%, 3/25/44 (144A)
‡
13,082,000 13,106,419
Extended Stay America Trust , CME Term SOFR 1 Month + 2.3645% ,
7.6855% , 7/15/38 (144A)
‡
2,742,767 2,739,895
FHLMC Gold Pool, 30 Year
4.0000%, 8/1/48 3,223,325 2,934,403
4.0000%, 9/1/48 1,733,003 1,577,206
FHLMC Gold Pools, Other
3.0000%, 3/1/43 3,015 2,597
3.0000%, 11/1/43 954,525 824,769
FHLMC STACR REMIC Trust
SOFR30A + 2.2500%, 7.5800%, 8/25/33 (144A)
‡
11,348,695 11,583,065
SOFR30A + 2.3000%, 7.6300%, 8/25/33 (144A)
‡
16,458,394 16,759,069
SOFR30A + 0.7500%, 6.0800%, 10/25/33 (144A)
‡
667,567 667,150
SOFR30A + 2.1000%, 7.4300%, 10/25/33 (144A)
‡
5,258,065 5,370,245
SOFR30A + 1.6500%, 6.9800%, 1/25/34 (144A)
‡
1,822,318 1,823,995
SOFR30A + 2.1000%, 7.4300%, 9/25/41 (144A)
‡
26,457,865 26,459,468
SOFR30A + 0.8000%, 6.1300%, 10/25/41 (144A)
‡
4,178,303 4,173,375
SOFR30A + 0.8500%, 6.1800%, 11/25/41 (144A)
‡
18,083,197 18,044,682
SOFR30A + 1.8000%, 7.1300%, 11/25/41 (144A)
‡
14,000,000 14,110,409
SOFR30A + 2.3500%, 7.6800%, 12/25/41 (144A)
‡
10,089,878 10,128,217
SOFR30A + 3.7500%, 9.0800%, 12/25/41 (144A)
‡
16,776,000 17,216,370
SOFR30A + 1.3000%, 6.6300%, 2/25/42 (144A)
‡
1,431,325 1,432,684
SOFR30A + 2.1000%, 7.4300%, 3/25/42 (144A)
‡
6,691,096 6,742,718
SOFR30A + 1.3500%, 6.6800%, 2/25/44 (144A)
‡
9,606,848 9,625,859
SOFR30A + 1.9500%, 7.2800%, 2/25/44 (144A)
‡
2,617,368 2,619,610
SOFR30A + 1.2500%, 6.5800%, 3/25/44 (144A)
‡
14,352,602 14,355,655
SOFR30A + 2.0000%, 7.3300%, 3/25/44 (144A)
‡
7,000,000 6,997,974
SOFR30A + 1.8000%, 7.1300%, 1/25/51 (144A)
‡
9,553,729 9,610,005
FHLMC UMBS
3.0000%, 5/1/31 76,873 72,498
2.5000%, 12/1/31 10,142 9,351
3.0000%, 9/1/32 78,985 73,583
3.0000%, 1/1/33 42,749 39,756
2.5000%, 12/1/33 342,665 316,677
2.5000%, 11/1/34 683,059 611,241
3.0000%, 12/1/46 14,671 12,555
4.0000%, 3/1/47 138,103 126,526

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
4.0000%, 11/1/47 $ 356,967 $ 326,842
3.0000%, 12/1/47 20,271 17,373
4.5000%, 8/1/48 116,486 109,194
4.0000%, 9/1/48 1,031,096 937,164
4.0000%, 9/1/48 45,802,588 41,635,912
5.0000%, 9/1/48 80,663 77,610
4.0000%, 11/1/48 188,474 171,328
4.0000%, 12/1/48 2,329,473 2,117,261
4.5000%, 12/1/48 4,052,101 3,798,443
4.5000%, 12/1/48 26,135 24,531
4.5000%, 12/1/48 286,736 269,371
4.0000%, 5/1/49 433,869 393,189
4.0000%, 6/1/49 1,393,665 1,265,083
4.5000%, 6/1/49 166,241 155,140
4.0000%, 7/1/49 1,441,618 1,308,611
4.0000%, 7/1/49 5,491,240 4,984,799
4.5000%, 7/1/49 211,760 198,366
4.5000%, 7/1/49 1,353,880 1,263,476
3.0000%, 8/1/49 100,944 83,702
3.0000%, 8/1/49 2,095,260 1,787,742
3.5000%, 8/1/49 284,511 248,516
4.5000%, 8/1/49 1,185,149 1,106,012
4.5000%, 12/1/49 342,884 321,139
4.5000%, 1/1/50 232,016 217,372
4.5000%, 1/1/50 822,460 767,541
4.5000%, 2/1/50 716,660 671,426
3.5000%, 3/1/50 402,230 347,831
4.0000%, 3/1/50 2,221,823 2,019,703
4.0000%, 6/1/50 3,769,006 3,439,771
4.0000%, 8/1/50 1,986,816 1,803,508
4.5000%, 9/1/50 13,293,285 12,461,138
4.0000%, 10/1/50 555,879 504,592
4.5000%, 10/1/50 7,909,577 7,410,340
4.5000%, 2/1/51 12,462,607 11,589,446
4.5000%, 9/1/51 6,703,601 6,233,931
3.0000%, 2/1/52 872,688 730,581
3.0000%, 3/1/52 1,617,937 1,354,349
4.5000%, 3/1/52 111,295 102,857
3.5000%, 4/1/52 764,475 672,117
3.5000%, 4/1/52 2,606,077 2,286,041
3.5000%, 4/1/52 2,540,010 2,228,088
3.5000%, 4/1/52 2,149,848 1,892,919
3.5000%, 4/1/52 739,086 649,918
3.0000%, 6/1/52 3,081,941 2,569,125
5.5000%, 7/1/52 3,725,403 3,653,646
5.0000%, 8/1/52 7,482,146 7,163,718
5.0000%, 8/1/52 39,255,874 37,764,991
5.5000%, 8/1/52 3,322,242 3,258,251
5.5000%, 9/1/52 3,105,025 3,044,798
5.5000%, 11/1/52 1,421,963 1,392,507
6.0000%, 12/1/52 21,376,789 21,388,447
5.5000%, 1/1/53 4,529,503 4,439,747
5.5000%, 1/1/53 3,661,648 3,587,725

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
10 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
6.0000%, 1/1/53 $ 34,433,053 $ 34,142,946
6.0000%, 1/1/53 10,558,960 10,498,850
5.0000%, 3/1/53 26,587,800 25,259,616
5.5000%, 3/1/53 2,627,187 2,571,616
5.5000%, 3/1/53 4,918,479 4,809,358
5.5000%, 3/1/53 2,625,244 2,550,131
5.5000%, 3/1/53 1,796,253 1,744,859
6.0000%, 3/1/53 1,931,929 1,920,919
6.0000%, 3/1/53 3,533,201 3,513,067
5.0000%, 4/1/53 1,064,488 1,017,523
5.0000%, 4/1/53 1,319,072 1,251,689
5.5000%, 4/1/53 2,947,408 2,862,849
5.5000%, 4/1/53 3,144,424 3,054,212
5.5000%, 4/1/53 3,135,412 3,045,458
5.5000%, 4/1/53 1,770,376 1,719,585
5.5000%, 4/1/53 2,235,493 2,171,358
5.5000%, 4/1/53 1,837,166 1,784,459
5.0000%, 5/1/53 2,818,617 2,672,307
5.0000%, 5/1/53 2,032,242 1,926,799
5.0000%, 5/1/53 4,288,988 4,066,525
5.0000%, 5/1/53 2,950,525 2,797,368
5.0000%, 5/1/53 2,406,702 2,281,774
5.5000%, 5/1/53 3,141,585 3,064,507
5.5000%, 5/1/53 1,806,335 1,754,372
5.5000%, 5/1/53 1,426,149 1,385,123
5.5000%, 5/1/53 1,322,848 1,284,793
5.5000%, 5/1/53 3,518,423 3,417,418
5.5000%, 5/1/53 3,804,876 3,718,124
5.5000%, 5/1/53 2,281,689 2,216,051
5.5000%, 5/1/53 1,257,551 1,221,353
6.0000%, 5/1/53 2,004,592 1,987,687
6.0000%, 5/1/53 1,137,006 1,127,418
6.0000%, 5/1/53 1,673,821 1,659,705
6.5000%, 5/1/53 1,624,476 1,638,332
6.5000%, 5/1/53 3,967,345 4,018,160
6.5000%, 5/1/53 2,301,825 2,328,974
5.0000%, 6/1/53 7,066,331 6,699,813
5.0000%, 6/1/53 1,753,757 1,662,844
5.0000%, 6/1/53 2,083,347 1,979,906
5.0000%, 6/1/53 1,332,397 1,266,242
5.5000%, 6/1/53 29,459,607 28,831,896
5.5000%, 6/1/53 12,848,019 12,572,263
5.5000%, 6/1/53 2,002,330 1,944,729
5.5000%, 6/1/53 7,202,500 7,025,790
5.5000%, 6/1/53 2,756,457 2,676,947
5.5000%, 6/1/53 2,958,601 2,873,208
5.5000%, 6/1/53 1,836,785 1,783,946
5.5000%, 6/1/53 6,799,399 6,603,272
6.0000%, 6/1/53 2,401,169 2,380,920
6.5000%, 6/1/53 1,073,899 1,083,060
6.5000%, 6/1/53 1,572,418 1,592,558
6.5000%, 6/1/53 2,241,387 2,270,096
5.0000%, 7/1/53 17,666,703 16,985,088

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 7/1/53 $ 5,403,245 $ 5,192,927
5.5000%, 7/1/53 1,121,983 1,097,902
5.5000%, 7/1/53 1,334,078 1,305,342
5.5000%, 8/1/53 23,626,934 22,994,261
6.5000%, 8/1/53 38,692,243 39,022,288
5.0000%, 9/1/53 50,129,208 47,625,021
5.0000%, 9/1/53 5,133,851 4,924,138
5.5000%, 9/1/53 3,945,549 3,859,946
5.5000%, 9/1/53 4,296,651 4,203,764
5.5000%, 9/1/53 6,733,575 6,555,300
6.0000%, 9/1/53 71,008,294 70,409,471
6.0000%, 9/1/53 11,804,286 11,767,116
6.0000%, 9/1/53 28,630,543 28,646,575
6.0000%, 9/1/53 5,792,259 5,774,020
5.0000%, 10/1/53 50,042,231 47,514,441
5.0000%, 10/1/53 47,440,017 45,573,675
5.5000%, 10/1/53 1,799,181 1,751,546
6.0000%, 10/1/53 33,960,141 33,979,158
6.0000%, 10/1/53 12,901,807 12,861,181
6.0000%, 10/1/53 18,767,823 18,708,727
6.0000%, 11/1/53 5,930,721 5,912,046
6.0000%, 11/1/53 10,870,106 10,835,878
6.0000%, 11/1/53 5,950,706 5,931,969
6.5000%, 11/1/53 5,444,498 5,505,036
5.5000%, 12/1/53 3,504,181 3,417,073
6.0000%, 12/1/53 7,065,323 7,021,501
6.0000%, 12/1/53 5,180,450 5,148,318
6.5000%, 12/1/53 3,281,606 3,318,094
FHLMC, REMIC
SOFR30A + 0.4645%, 5.7945%, 2/15/32
‡
15,031 14,924
SOFR30A + 0.7645%, 6.0945%, 3/15/32
‡
26,696 26,695
SOFR30A + 0.6145%, 5.9445%, 7/15/32
‡
8,114 8,147
SOFR30A + 0.5145%, 5.8445%, 1/15/33
‡
17,380 17,257
SOFR30A + 0.3645%, 5.6945%, 9/15/35
‡
13,557 13,498
SOFR30A + 0.7045%, 6.0345%, 10/15/37
‡
53,137 52,519
SOFR30A + 0.4145%, 5.7445%, 8/15/40
‡
17,026 17,082
SOFR30A + 0.6145%, 5.9445%, 9/15/40
‡
55,727 55,165
SOFR30A + 0.6645%, 5.9945%, 4/15/41
‡
190,515 189,047
FHLMC, STRIPS
2.0000%, 1/25/51
(a)
93,131,113 11,949,397
2.5000%, 1/25/51
(a)
66,797,714 10,378,608
Finance of America Structured Securities Trust , 3.5000% , 4/25/74 (144A)
Ç
16,100,000 14,941,283
FNMA
SOFR30A + 0.9000%, 6.2300%, 11/25/41 (144A)
‡
4,974,807 4,971,924
SOFR30A + 3.3000%, 8.6300%, 11/25/41 (144A)
‡
1,150,000 1,175,931
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 7.3300% , 11/25/41
(144A)
‡
18,684,461 18,723,995
FNMA UMBS
2.5000%, 8/1/31 11,724 10,843
2.5000%, 10/1/31 13,580 12,565
2.5000%, 2/1/32 12,130 11,222
3.0000%, 11/1/34 55,675 51,108
3.0000%, 12/1/34 55,168 50,650

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
12 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.0000%, 1/1/43 $ 188,928 $ 163,931
3.0000%, 5/1/43 1,045,817 904,902
4.0000%, 5/1/45 689,763 632,301
4.0000%, 7/1/45 584,612 535,114
3.5000%, 1/1/46 42,580 37,693
3.0000%, 3/1/46 1,636,284 1,393,305
4.0000%, 7/1/46 1,186,561 1,083,374
3.0000%, 1/1/47 79,252 67,924
3.0000%, 1/1/47 351,637 299,421
4.0000%, 5/1/47 280,015 256,670
3.5000%, 8/1/47 127,399 113,451
4.0000%, 10/1/47 1,475,607 1,342,840
4.0000%, 11/1/47 6,461,509 5,880,996
3.5000%, 12/1/47 138,587 123,415
3.0000%, 2/1/48 476,793 408,606
5.0000%, 5/1/48 1,340,572 1,291,221
4.5000%, 6/1/48 1,641,876 1,539,096
4.0000%, 7/1/48 1,788,261 1,625,582
4.0000%, 10/1/48 678,513 618,607
4.0000%, 11/1/48 2,099,477 1,908,487
4.0000%, 12/1/48 327,870 298,043
4.0000%, 2/1/49 1,056,303 960,211
4.0000%, 2/1/49 1,213,975 1,103,539
3.5000%, 4/1/49 17,540,281 15,450,105
4.0000%, 6/1/49 271,455 246,410
4.5000%, 6/1/49 135,023 126,483
4.5000%, 7/1/49 5,560 5,209
3.0000%, 8/1/49 114,238 94,726
3.0000%, 8/1/49 96,797 80,263
4.5000%, 8/1/49 50,783 47,578
4.5000%, 8/1/49 206,173 193,132
3.0000%, 9/1/49 212,452 182,148
3.5000%, 9/1/49 2,097,504 1,847,556
4.0000%, 9/1/49 4,190,111 3,803,669
4.5000%, 9/1/49 218,089 204,295
4.0000%, 11/1/49 4,732,595 4,302,069
4.0000%, 11/1/49 412,228 375,071
4.5000%, 12/1/49 287,792 269,541
4.5000%, 1/1/50 270,336 253,273
4.5000%, 1/1/50 7,088,453 6,644,722
4.0000%, 3/1/50 3,537,267 3,215,481
4.0000%, 3/1/50 6,911,369 6,301,165
4.0000%, 3/1/50 1,436,685 1,305,990
4.0000%, 4/1/50 27,918,435 25,342,624
4.0000%, 4/1/50 1,859,377 1,684,135
3.0000%, 5/1/50 2,480,861 2,098,736
4.0000%, 5/1/50 3,943,915 3,572,687
4.0000%, 6/1/50 3,793,907 3,436,799
4.5000%, 7/1/50 1,063,529 989,104
4.0000%, 8/1/50 2,129,659 1,928,944
3.0000%, 9/1/50 4,345,354 3,635,505
4.0000%, 9/1/50 7,844,243 7,120,518
4.0000%, 9/1/50 20,595,618 18,657,019

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 10/1/50 $ 13,858,947 $ 12,207,455
4.0000%, 10/1/50 7,169,803 6,523,534
4.5000%, 10/1/50 4,335,431 4,064,037
4.5000%, 10/1/50 2,433,418 2,279,825
4.5000%, 10/1/50 13,839,277 12,965,770
4.5000%, 12/1/50 13,487,079 12,635,802
4.5000%, 12/1/50 1,491,530 1,387,030
4.0000%, 1/1/51 4,304,207 3,907,092
4.0000%, 3/1/51 354,563 321,850
4.0000%, 3/1/51 125,539,101 113,956,609
4.0000%, 3/1/51 187,041 170,026
4.0000%, 5/1/51 13,144,382 11,948,633
4.0000%, 8/1/51 24,762,701 22,510,030
4.0000%, 8/1/51 26,966,688 24,513,519
4.0000%, 10/1/51 12,365,001 11,224,181
4.0000%, 10/1/51 26,583,052 24,130,446
4.0000%, 10/1/51 24,780,168 22,493,899
4.0000%, 10/1/51 2,568,606 2,331,621
4.0000%, 10/1/51 135,924,522 123,383,849
3.0000%, 12/1/51 44,186,624 37,009,462
3.5000%, 1/1/52 2,085,027 1,835,845
3.5000%, 1/1/52 57,846,773 50,953,500
3.5000%, 2/1/52 5,313,398 4,677,572
3.0000%, 4/1/52 4,010,094 3,356,474
3.5000%, 4/1/52 1,133,444 996,510
3.5000%, 4/1/52 1,108,491 972,364
3.5000%, 4/1/52 3,431,600 3,010,187
3.5000%, 4/1/52 4,923,193 4,320,131
3.5000%, 4/1/52 1,256,635 1,105,004
3.5000%, 4/1/52 3,672,912 3,229,179
4.0000%, 4/1/52 2,590,183 2,342,909
4.5000%, 4/1/52 259,206 239,481
4.5000%, 4/1/52 235,431 217,515
4.5000%, 4/1/52 205,761 190,103
4.5000%, 4/1/52 534,274 493,766
4.5000%, 4/1/52 452,146 417,865
4.5000%, 4/1/52 132,500 122,422
3.5000%, 5/1/52 3,556,283 3,119,009
3.5000%, 5/1/52 22,804,709 20,007,740
4.5000%, 5/1/52 717,503 662,902
3.5000%, 6/1/52 21,108,418 18,512,964
3.5000%, 6/1/52 12,001,104 10,557,927
4.0000%, 6/1/52 14,682,386 13,327,759
3.5000%, 7/1/52 3,084,095 2,704,880
3.5000%, 7/1/52 538,310 473,493
4.5000%, 7/1/52 2,309,242 2,134,235
3.5000%, 8/1/52 1,000,960 877,729
5.0000%, 8/1/52 16,062,547 15,378,949
5.5000%, 8/1/52 5,861,828 5,748,127
5.0000%, 9/1/52 15,831,824 15,054,902
5.5000%, 9/1/52 13,320,722 13,000,463
5.5000%, 10/1/52 22,263,497 21,674,235
5.5000%, 11/1/52 5,950,425 5,804,099

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
14 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.5000%, 11/1/52 $ 1,180,901 $ 1,155,030
5.5000%, 11/1/52 5,078,265 4,979,527
5.5000%, 11/1/52 12,933,099 12,676,981
6.0000%, 11/1/52 987,355 981,735
6.0000%, 12/1/52 1,383,826 1,375,948
5.5000%, 1/1/53 1,435,177 1,406,471
6.0000%, 1/1/53 8,630,234 8,581,104
6.0000%, 1/1/53 7,976,325 7,930,917
6.0000%, 1/1/53 9,952,700 9,896,042
6.0000%, 1/1/53 3,570,003 3,549,680
6.5000%, 1/1/53 6,172,436 6,275,958
5.5000%, 2/1/53 31,358,450 30,725,367
5.5000%, 2/1/53 3,852,880 3,742,872
6.0000%, 2/1/53 2,951,690 2,934,869
6.0000%, 2/1/53 2,143,100 2,130,887
5.0000%, 3/1/53 4,463,641 4,231,941
5.5000%, 3/1/53 1,584,334 1,545,683
5.5000%, 3/1/53 8,163,891 7,930,940
5.5000%, 3/1/53 4,735,209 4,610,635
5.5000%, 3/1/53 4,782,821 4,646,260
5.5000%, 3/1/53 4,801,687 4,695,157
5.5000%, 3/1/53 3,873,437 3,787,766
5.5000%, 3/1/53 2,250,176 2,200,253
5.5000%, 3/1/53 5,098,873 4,990,625
6.0000%, 3/1/53 2,750,223 2,734,550
6.0000%, 3/1/53 3,291,202 3,264,397
6.5000%, 3/1/53 1,091,174 1,100,481
5.0000%, 4/1/53 30,010,765 28,511,051
5.5000%, 4/1/53 757,676 739,122
5.5000%, 4/1/53 3,553,065 3,451,405
5.5000%, 4/1/53 2,762,794 2,683,531
6.0000%, 4/1/53 1,262,443 1,255,249
6.0000%, 4/1/53 5,523,918 5,492,439
6.0000%, 4/1/53 2,017,052 2,000,042
6.0000%, 4/1/53 2,442,507 2,421,909
6.0000%, 4/1/53 1,742,855 1,728,157
5.0000%, 5/1/53 1,541,929 1,461,890
5.0000%, 5/1/53 2,806,928 2,661,225
5.5000%, 5/1/53 4,211,936 4,091,098
5.5000%, 5/1/53 1,401,948 1,367,551
5.5000%, 5/1/53 730,109 712,196
5.5000%, 5/1/53 2,147,816 2,086,157
5.5000%, 5/1/53 2,061,646 2,002,498
6.0000%, 5/1/53 4,330,852 4,291,475
6.0000%, 5/1/53 6,242,263 6,200,466
6.0000%, 5/1/53 12,751,423 12,690,840
6.0000%, 5/1/53 5,379,856 5,334,486
6.5000%, 5/1/53 3,390,941 3,419,866
6.5000%, 5/1/53 2,514,658 2,544,317
6.5000%, 5/1/53 2,007,098 2,022,797
6.5000%, 5/1/53 7,921,373 8,022,832
5.0000%, 6/1/53 4,026,125 3,870,789
5.0000%, 6/1/53 6,042,248 5,728,848

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.0000%, 6/1/53 $ 28,495,457 $ 27,049,266
5.5000%, 6/1/53 1,881,325 1,827,026
5.5000%, 6/1/53 4,100,937 3,982,646
6.0000%, 6/1/53 3,055,414 3,029,647
6.0000%, 6/1/53 2,723,048 2,700,084
6.0000%, 6/1/53 4,253,611 4,217,740
6.5000%, 6/1/53 1,810,932 1,825,128
5.0000%, 7/1/53 14,672,756 14,129,310
5.0000%, 7/1/53 13,723,120 13,188,956
5.5000%, 7/1/53 71,111,483 69,065,810
5.5000%, 7/1/53 12,674,380 12,339,879
5.5000%, 7/1/53 44,443,609 43,269,767
6.0000%, 7/1/53 32,426,989 32,405,673
6.0000%, 7/1/53 54,965,741 54,502,207
6.5000%, 7/1/53 53,739,561 54,195,177
5.0000%, 8/1/53 58,043,163 55,143,636
5.0000%, 8/1/53 14,519,862 13,954,685
6.5000%, 8/1/53 2,413,892 2,440,732
5.0000%, 9/1/53 19,480,180 18,507,054
5.0000%, 9/1/53 12,861,453 12,360,829
5.5000%, 9/1/53 7,538,178 7,351,839
5.5000%, 9/1/53 22,159,591 21,680,536
5.5000%, 9/1/53 2,384,259 2,332,716
6.0000%, 9/1/53 8,737,051 8,709,540
6.0000%, 9/1/53 10,856,187 10,788,852
6.5000%, 9/1/53 4,959,333 5,014,476
5.5000%, 10/1/53 2,734,342 2,666,624
5.5000%, 10/1/53 1,356,243 1,322,655
6.0000%, 10/1/53 45,394,623 45,011,803
6.0000%, 10/1/53 2,653,424 2,645,069
6.0000%, 10/1/53 23,450,059 23,304,613
6.5000%, 10/1/53 6,004,176 6,096,388
6.5000%, 11/1/53 7,232,108 7,312,522
6.5000%, 11/1/53 16,663,426 16,885,425
6.5000%, 11/1/53 8,360,019 8,452,974
5.0000%, 12/1/53 7,704,318 7,404,432
5.5000%, 1/1/54 18,032,374 17,549,510
6.5000%, 2/1/54 18,483,324 18,729,568
FNMA, Other
3.0000%, 4/1/38 151,113 130,725
3.0000%, 9/1/42 236,049 203,961
3.0000%, 10/1/42 169,924 147,455
3.0000%, 1/1/43 301,892 260,854
3.0000%, 3/1/43 384,383 331,093
3.0000%, 5/1/43 88,093 75,880
3.0000%, 11/1/46 75,349 63,877
3.0000%, 2/1/57 1,559,846 1,289,510
2.5000%, 6/1/62 44,675,801 34,525,210
3.5000%, 12/1/62 40,237,932 34,221,315
4.0000%, 3/1/63 27,067,574 24,017,410
FNMA, REMIC
3.0000%, 7/25/28 405,329 385,113
SOFR30A + 0.5145%, 5.8445%, 4/25/32
‡
24,081 23,860

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
16 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, REMIC - (continued)
SOFR30A + 0.6645%, 5.9945%, 4/25/32
‡
$ 11,547 $ 11,515
SOFR30A + 0.6145%, 5.9445%, 9/25/33
‡
19,261 19,193
SOFR30A + 0.4145%, 5.7445%, 10/25/35
‡
19,591 19,358
SOFR30A + 0.4645%, 5.7945%, 4/25/36
‡
70,355 69,570
SOFR30A + 0.6345%, 5.9645%, 9/25/37
‡
19,307 19,189
SOFR30A + 0.5145%, 5.8445%, 9/25/40
‡
9,961 9,886
SOFR30A + 53.7407%, 0.0000%, 10/25/40
‡
41,248 46,136
SOFR30A + 0.5445%, 5.8745%, 11/25/40
‡
12,877 12,737
SOFR30A + 0.5145%, 5.8445%, 9/25/42
‡
9,265 9,120
SOFR30A + 0.4645%, 5.7945%, 10/25/42
‡
115,917 113,579
SOFR30A + 3.8855%, 0.0000%, 11/25/42
‡
473,554 219,460
SOFR30A + 0.6145%, 5.9445%, 2/25/43
‡
31,780 31,384
2.0000%, 1/25/51
(a)
13,359,436 1,714,161
2.0000%, 5/25/51
(a)
73,709,378 9,529,709
SOFR30A + 0.8000%, 6.0000%, 9/25/52
‡
10,520,304 10,281,414
3.5000%, 1/25/61
(a)
21,695,804 4,335,284
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
(b)
376,104,255 283,985,416
2.5000%, TBA, 30 Year Maturity
(b)
1,396,742,096 1,104,992,004
3.0000%, TBA, 30 Year Maturity
(b)
293,942,411 242,737,055
3.5000%, TBA, 30 Year Maturity
(b)
119,142,482 102,655,188
4.5000%, TBA, 30 Year Maturity
(b)
33,801,410 31,150,129
6.0000%, TBA, 30 Year Maturity
(b)
197,770,000 195,943,001
6.5000%, TBA, 30 Year Maturity
(b)
76,700,000 77,292,891
FREMF Mortgage Trust
SOFR30A + 6.1145%, 11.4369%, 9/25/29 (144A)
‡
920,302 903,086
0.0000%, 11/25/49 (144A)
¤
12,984,746 12,192,963
0.1000%, 11/25/49 (144A)
(a)
134,105,762 44,933
GCAT Trust , 6.5000% , 1/25/54 (144A)
‡
35,380,465 35,169,359
GNMA
CME Term SOFR 1 Month + 0.5145%, 5.8338%, 8/16/29
‡
9,308 9,340
CME Term SOFR 1 Month + 0.5145%, 5.8299%, 7/20/34
‡
34,491 34,113
CME Term SOFR 1 Month + 0.4145%, 5.7338%, 8/16/34
‡
25,960 25,637
CME Term SOFR 1 Month + 0.3145%, 5.6299%, 6/20/35
‡
20,340 19,958
CME Term SOFR 1 Month + 0.2645%, 5.5799%, 8/20/35
‡
24,587 24,111
CME Term SOFR 1 Month + 0.4145%, 5.7299%, 4/20/37
‡
9,004 8,862
CME Term SOFR 1 Month + 0.4245%, 5.7399%, 6/20/37
‡
24,245 23,939
CME Term SOFR 1 Month + 0.4345%, 5.7499%, 7/20/37
‡
37,569 36,923
CME Term SOFR 1 Month + 0.6145%, 5.9299%, 10/20/37
‡
29,835 29,375
CME Term SOFR 1 Month + 0.6145%, 5.9299%, 10/20/37
‡
12,179 12,052
CME Term SOFR 1 Month + 0.6145%, 5.9299%, 2/20/38
‡
48,350 48,110
CME Term SOFR 1 Month + 0.6145%, 5.9299%, 2/20/38
‡
24,131 24,010
CME Term SOFR 1 Month + 0.7145%, 6.0338%, 1/16/40
‡
8,255 8,247
CME Term SOFR 1 Month + 0.4645%, 5.7799%, 6/20/40
‡
512 507
CME Term SOFR 1 Month + 0.5445%, 5.8638%, 10/16/40
‡
33,673 33,438
0.0000%, 5/16/41
¤
3,933,176 2,877,828
CME Term SOFR 1 Month + 0.4145%, 5.7299%, 7/20/41
‡
15,568 15,415
SOFR30A + 1.3000%, 6.5000%, 8/20/53
‡
9,507,924 9,498,397
GNMA II, 30 Year
4.5000%, 2/20/48 1,110,101 1,048,757
4.0000%, 5/20/48 255,211 233,965
4.0000%, 6/20/48 862,245 790,193
4.5000%, 7/20/48 132,515 125,157

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA II, 30 Year - (continued)
4.5000%, 11/20/48 $ 146,289 $ 138,167
5.0000%, 1/20/49 9,712 9,424
6.5000%, 12/20/53 51,905,074 53,573,750
6.5000%, 1/20/54 42,665,867 44,037,515
GNMA II, Other
4.0000%, 2/20/49 162,447 145,963
4.0000%, 4/20/49 152,557 137,408
GNMA II, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
(b)
25,296,414 20,740,075
3.0000%, TBA, 30 Year Maturity
(b)
175,024,962 148,843,678
3.5000%, TBA, 30 Year Maturity
(b)
49,076,377 43,221,565
4.0000%, TBA, 30 Year Maturity
(b)
107,413,688 97,297,682
4.5000%, TBA, 30 Year Maturity
(b)
108,461,488 101,043,807
5.0000%, TBA, 30 Year Maturity
(b)
134,546,194 128,778,602
5.5000%, TBA, 30 Year Maturity
(b)
300,856,576 294,717,598
Imperial Fund Mortgage Trust , 5.9410% , 2/25/68 (144A)
Ç
4,067,852 4,008,552
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
‡
4,545,215 4,507,067
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 7.6813%, 10/25/57 (144A)
‡
8,816,125 8,912,937
CME Term SOFR 1 Month + 2.6145%, 7.9313%, 10/25/57 (144A)
‡
2,405,038 2,432,354
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
546,083 463,989
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
6,341,000 6,332,302
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,292,185
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
9,800,000 9,250,217
MHC Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.9154% ,
6.2364% , 4/15/38 (144A)
‡
3,984,664 3,959,326
MHC Trust , CME Term SOFR 1 Month + 0.9645% , 6.2855% , 5/15/38 (144A)
‡
2,703,022 2,686,521
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,750,000 2,736,623
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,629,128
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,071,025
3.7500%, 3/25/54 (144A)
Ç
3,116,000 2,938,024
4.2424%, 12/25/64 (144A)
‡
8,351,000 7,593,134
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
12,481,263 12,428,198
6.8080%, 9/25/43 (144A)
‡
1,088,568 1,090,370
7.1080%, 9/25/43 (144A)
‡
5,693,861 5,668,785
6.2910%, 4/25/44 (144A)
‡
7,343,442 7,299,429
6.6910%, 5/25/44 (144A)
‡
4,293,000 4,281,071
Reach ABS Trust , 6.3000% , 2/18/31 (144A) 6,969,141 6,977,686
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
10,644,000 10,682,153
7.7620%, 4/25/30 (144A)
Ç
9,627,000 9,677,403
6.6030%, 4/25/54 (144A)
Ç
3,367,000 3,367,000
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
738,177 621,721
4.0000%, 9/25/49 (144A)
‡
100,074 88,856
SREIT Trust
CME Term SOFR 1 Month + 0.8453%, 6.1663%, 11/15/38 (144A)
‡
5,741,177 5,699,807
CME Term SOFR 1 Month + 1.1943%, 6.5153%, 11/15/38 (144A)
‡
4,784,314 4,746,330

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
18 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Towd Point Mortgage Trust , 6.7500% , 7/25/63 (144A)
‡
$ 1,546,940 $ 1,551,041
Verus Securitization Trust , 6.9677% , 12/25/68 (144A)
Ç
6,071,589 6,090,703
Total Mortgage-Backed Securities (cost $6,544,448,795) 6,383,256,739
Investment Companies - 1.5%
Money Market Funds - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3600%
£,∞
(cost $56,762,265) 56,750,914 56,762,265
Total Investments (total cost $6,979,445,922 ) - 174.4% 6,818,028,222
Liabilities, net of Cash, Receivables and Other Assets - (74.4%) (2,908,015,104)
Net Assets - 100.0% $3,910,013,118
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 6,818,028,222 100.0%
$ – – %
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (47.5)%
Mortgage-Backed Securities - (47.5)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
(b)
$ (40,200,000) $ (34,637,003)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(545,575,155) (487,671,082)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(299,755,448) (284,175,059)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(421,807,193) (409,492,954)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
(b)
(280,404,446) (277,814,070)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
(206,029,000) (207,621,604)
GNMA II, Single Family, 30 Year, 5.5000%, TBA, 30 Year Maturity
(b)
(150,428,288) (147,493,733)
GNMA II, Single Family, 30 Year, 6.5000%, TBA, 30 Year Maturity
(b)
(9,700,000) (9,818,146)
Total Securities Sold Short (proceeds $1,893,386,202) $ (1,858,723,651)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (1,858,723,651) 100.0%
$– – %
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
4/30/24
Shares
Held at
4/30/24
Dividend
Income
Investment Company - 1.5%
Money Market Funds - 1.5%
Janus Henderson Cash
Liquidity Fund LLC, 5.3600%
∞
$ 91,443,297 $ 1,582,079,409 $ (1,616,760,442) $ – $ 1 $ 56,762,265 56,750,914 $ 3,024,373

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 19
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2024.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 1,034 6/18/24 $ 111,090,375 $ (2,736,634)
U.S. Treasury 5 Year Notes 4,227 6/28/24 442,745,229 (8,329,710)
Total - Futures Long (11,066,344)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 2,933 6/18/24 (323,271,594) 6,935,982
U.S. Treasury 2 Year Notes 1,517 6/28/24 (307,429,531) 3,154,435
U.S. Treasury Ultra Bonds 544 6/18/24 (65,042,000) 3,972,250
Total - Futures Short 14,062,667
Total $2,996,323
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.42-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/29 $ 200,000,000 $ 4,299,553 $ (157,062) $ (4,456,615)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2024
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $— $14,062,667 $14,062,667
Liability Derivatives:
*
Swaps - centrally cleared 157,062 — 157,062
*
Futures contracts — 11,066,344 11,066,344
Total Liability Derivatives $157,062 $11,066,344 $11,223,406
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2024
20 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2024.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(7,600,628) $(7,600,628)
Swap contracts 62,912 — 62,912
Total $62,912 $(7,600,628) $(7,537,716)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(4,946,872) $(4,946,872)
Swap contracts (157,062) — (157,062)
Total $(157,062) $(4,946,872) $(5,103,934)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2024
Futures contracts:
Average notional amount of contracts - long $361,509,605
Average notional amount of contracts - short 511,266,980
Credit default swaps:
Average notional amount - buy protection 33,333,333

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
Janus Detroit Street Trust 21
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
Bloomberg U.S.
MBS Index
Bloomberg U.S. MBS Index tracks the performance of U.S. fixed-rate agency mortgage backed pass-through securities.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of April 30, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2024.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2024 is $917,302,355 which represents 23.5% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
22 April 30, 2024
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 369,000,164 $ —
Corporate Bond — 9,009,054 —
Mortgage-Backed Securities — 6,383,256,739 —
Investment Companies — 56,762,265 —
Total Investments in Securities $ — $ 6,818,028,222 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 14,062,667 $ — $ —
Total Assets $ 14,062,667 $ 6,818,028,222 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 1,858,723,651 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 157,062 $ —
Futures Contracts 11,066,344 — —
Total Liabilities $ 11,066,344 $ 1,858,880,713 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
April 30, 2024
Janus Detroit Street Trust 23
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $6,922,683,657) $ 6,761,265,957
Affiliated investments, at value (cost $56,762,265) 56,762,265
Cash 24,615,404
Due from broker for centrally cleared swaps 2,552,884
Due from broker for futures 7,920,000
Receivable for variation margin on swaps 366,721
Receivable for variation margin on futures contracts 57,667
Receivables:
Investments sold 78,775,916
TBA investments sold 1,981,744,405
Interest 15,470,068
Total Assets 8,929,531,287
Liabilities:
TBA sales commitments, at value (proceeds $1,893,386,202) 1,858,723,651
Payables:
Investments purchased 120,506,771
TBA investments purchased 3,039,589,336
Management fees 698,411
Total Liabilities 5,019,518,169
Commitments and contingent liabilities
Net Assets $ 3,910,013,118
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 4,164,805,514
Total distributable earnings (loss) (254,792,396)
Total Net Assets $ 3,910,013,118
Net Assets $ 3,910,013,118
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 89,775,000
Net Asset Value Per Share $ 43 .55

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
24 April 30, 2024
See Notes to Financial Statements.
Investment Income:
Interest $ 93,520,535
Dividends from affiliates 3,024,373
Total Investment Income 96,544,908
Expenses:
Management Fees 3,794,113
Total Expenses 3,794,113
Net Investment Income/(Loss) 92,750,795
Net Realized Gain/(Loss) on Investments:
Investments $ 6,067,247
TBA sales commitments 23,046,771
Futures contracts (7,600,628)
Swap contracts 62,912
Total Net Realized Gain/(Loss) on Investments $ 21,576,302
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (30,735,998)
Investments in affiliates 1
TBA sales commitments 27,346,633
Futures contracts (4,946,872)
Swap contracts (157,062)
Total Change in Unrealized Net Appreciation/Depreciation $ (8,493,298)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 105,833,799

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 25
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 92,750,795 $ 62,648,064
Net realized gain/(loss) on investments 21,576,302 (79,203,514)
Change in unrealized net appreciation/depreciation (8,493,298) (57,824,243)
Net Increase/(Decrease) in Net Assets Resulting from Operations 105,833,799 (74,379,693)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (84,651,343) (53,878,171)
Net Decrease from Dividends and Distributions to Shareholders (84,651,343) (53,878,171)
Capital Share Transactions 1,882,712,849 1,357,772,676
Net Increase/(Decrease) in Net Assets 1,903,895,305 1,229,514,812
Net Assets: — —
Beginning of Period   2,006,117,813 776,603,001
End of Period $ 3,910,013,118 $ 2,006,117,813

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
26 April 30, 2024
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2024 (unaudited) and each year or period ended
October 31 2024 2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period $42.17 $44.25 $52.94 $53.58 $52.62 $49.53
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
1.20 2.18 0.92 0.66 1.22 1.56
Net realized and unrealized gain/(loss) 1.32 (2.33) (8.73) (0.19) 1.51 3.03
Total from Investment Operations 2.52 (0.15) (7.81) 0.47 2.73 4.59
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.14) (1.93) (0.88) (1.00) (1.77) (1.50)
Distributions (from capital gains) — — — (0.11) — —
Total Dividends and Distributions (1.14) (1.93) (0.88) (1.11) (1.77) (1.50)
Net Asset Value, End of Period $43.55 $42.17 $44.25 $52.94 $53.58 $52.62
Total Return
*
5.93% (0.57)% (14.89)% 0.88% 5.30%
(2)
9.40%
(2)
Net assets, End of Period (in thousands) $3,910,013 $2,006,118 $776,603 $848,374 $578,645 $168,381
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.22% 0.26% 0.28% 0.28% 0.32% 0.35%
Ratio of Net Investment Income/(Loss) 5.40% 4.83% 1.86% 1.24% 2.31% 3.05%
Portfolio Turnover Rate
(3)(4)
26% 48% 143% 162% 300% 348%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2024
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2024
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2024
and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2024
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
4. Investment Advisory Agreements and Other Transactions with Affiliates

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
36 April 30, 2024
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.22% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2025. The previous expense limit for the period from February 28, 2023 through February 29, 2024 was 0.28%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement
of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 37
fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2024 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(149,555,267) $(14,953,745) $(164,509,012)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$6,979,445,922 $9,559,438 $(170,977,138) $(161,417,700)
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 42,375,000 $ 1,890,674,588 31,300,000 $ 1,414,619,295
Shares repurchased (175,000) (7,961,739) (1,275,000) (56,846,619)
Net Increase/(Decrease) 42,200,000 $ 1,882,712,849 30,025,000 $ 1,357,772,676

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
38 April 30, 2024
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,740,570,767 $842,550,633 $— $—

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
40 April 30, 2024
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 41
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
42 April 30, 2024
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson Mortgage-Backed Securities ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 43
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Mortgage-Backed Securities ETF
Liquidity Risk Management Program
(unaudited)
44 April 30, 2024
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson Mortgage-Backed Securities ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 45
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93085 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 32
Liquidity Risk Management Program ................. 36
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Jessica Shill John Kerschner Nick Childs
co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson AAA CLO ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligation 103.8%
Investment Company 2.0%
105.8%
Ratings
†
Summary
– (% of Net Assets)
AAA 91.91%
Aa 5.50%
A 1.16%
Other 1.43%
† Credit quality ratings reflect the middle rating received from Moody’s,
Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used.
If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).
"Other" includes Liabilities, net of Cash Receivables and Other Assets.

Janus Henderson AAA CLO ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.22% (gross), 0.21% (net). See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 28, 2025. This contractual waiver may be terminated only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Effective February 28, 2024, the Fund changed its broad-based securities market index from the J.P. Morgan CLOIE AAA Total Return Index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the J.P. Morgan CLOIE AAA Total Return Index as a performance benchmark because the J.P. Morgan CLOIE AAA Total Return Index is more closely aligned with the Fund’s investment strategies and investment restrictions.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson AAA CLO ETF - NAV 4.48% 8.90% 3.87%
Janus Henderson AAA CLO ETF - Market Price 4.46% 8.81% 3.89%
J.P. Morgan CLOIE AAA Index 4.27% 8.67% 4.09%
Bloomberg U.S. Aggregate Bond Index 4.97% -1.47% -3.55%
* The Fund commenced operations on October 16, 2020.

Janus Henderson AAA CLO ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,044.80 $1.07 $1,000.00 $1,023.82 $1.06 0.21%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 103.8%
37 Capital CLO 4 Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1000%,
7.4674%, 1/15/34 (144A)
‡
$ 12,000,000 $ 12,006,408
610 Funding CLO 2 Ltd. 2016-2RA A1R2, CME Term SOFR 3 Month + 1.5716%,
6.8962%, 1/20/34 (144A)
‡
26,700,000 26,726,193
720 East CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1500%, 7.4786%,
10/15/36 (144A)
‡
13,000,000 13,051,987
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
6.6986%, 1/15/35 (144A)
‡
17,921,000 17,920,946
AGL CLO 14 Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.4116%, 6.7362%,
12/2/34 (144A)
‡
59,020,000 59,096,726
AGL CLO 16 Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.3916%, 6.7162%,
1/20/35 (144A)
‡
26,341,220 26,341,905
AGL CLO 17 Ltd. 2022-17A A, CME Term SOFR 3 Month + 1.3300%, 6.6546%,
1/21/35 (144A)
‡
93,750,000 94,054,687
AGL CLO 28 Ltd. 2023-28A AJ, CME Term SOFR 3 Month + 2.0000%, 7.3033%,
1/21/37 (144A)
‡
8,600,000 8,650,645
AGL CLO 30 Ltd. 2024-30A A1, CME Term SOFR 3 Month + 1.5300%, 6.8586%,
4/21/37 (144A)
‡
50,000,000 50,105,600
AGL CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.7300%, 7.0586%,
4/21/37 (144A)
‡
10,000,000 10,015,410
AGL CLO 6 Ltd. 2020-6A AR, CME Term SOFR 3 Month + 1.4616%, 6.7862%,
7/20/34 (144A)
‡
53,150,000 53,226,430
AGL CLO 9 Ltd. 2020-9A AJR, CME Term SOFR 3 Month + 1.7300%, 7.0546%,
4/20/37 (144A)
‡
33,250,000 33,267,656
AGL Core CLO 15 Ltd. 2021-15A A1, CME Term SOFR 3 Month + 1.4116%,
6.7362%, 1/20/35 (144A)
‡
76,264,000 76,363,219
AGL Core CLO 4 Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.3316%,
6.6562%, 4/20/33 (144A)
‡
5,500,000 5,504,653
Aimco CLO 11 Ltd. 2020-11A AR, CME Term SOFR 3 Month + 1.3916%, 6.7087%,
10/17/34 (144A)
‡
35,700,000 35,719,421
Allegany Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3000%,
6.6246%, 1/20/35 (144A)
‡
15,000,000 15,012,210
Allegro CLO XIV Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.6116%, 6.9402%,
10/15/34 (144A)
‡
6,875,000 6,875,165
ALM 2020 Ltd. 2020-1A A1B, CME Term SOFR 3 Month + 1.6616%, 6.9902%,
10/15/29 (144A)
‡
42,000,000 42,065,940
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
7.2409%, 1/15/37 (144A)
‡
8,000,000 8,014,632
Anchorage Capital CLO 13 LLC 2019-13A AR, CME Term SOFR 3 Month +
1.3616%, 6.6902%, 4/15/34 (144A)
‡
13,095,000 13,097,265
Anchorage Capital CLO 18 Ltd. 2021-18A A1, CME Term SOFR 3 Month +
1.4116%, 6.7402%, 4/15/34 (144A)
‡
33,175,000 33,183,294
Anchorage Capital CLO 19 Ltd. 2021-19A A, CME Term SOFR 3 Month + 1.4716%,
6.8002%, 10/15/34 (144A)
‡
27,000,000 27,011,988
Anchorage Capital CLO 24 Ltd. 2022-24A A1, CME Term SOFR 3 Month +
1.4800%, 6.8086%, 4/15/34 (144A)
‡
54,875,000 54,930,095
Anchorage Capital CLO 28 Ltd. 2024-28A B, CME Term SOFR 3 Month +
2.2500%, 7.5346%, 4/20/37 (144A)
‡
27,750,000 27,804,251
Anchorage Capital CLO Ltd. 2014-4RA A, CME Term SOFR 3 Month + 1.3116%,
6.6365%, 1/28/31 (144A)
‡
8,244,880 8,246,512
Apidos CLO XLIII Ltd. 2023-43A A2, CME Term SOFR 3 Month + 2.0500%,
7.3735%, 4/25/35 (144A)
‡
5,000,000 5,013,325
Apidos CLO XLVII Ltd. 2024-47A A2, CME Term SOFR 3 Month + 1.7000%,
7.0043%, 4/26/37 (144A)
‡
10,000,000 10,012,520

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Apidos CLO XXXIII 2020-33A AR, CME Term SOFR 3 Month + 1.4116%, 6.7345%,
10/24/34 (144A)
‡
$ 18,630,000 $ 18,669,514
Ares LIX CLO Ltd. 2021-59A A, CME Term SOFR 3 Month + 1.2916%, 6.6152%,
4/25/34 (144A)
‡
12,410,000 12,372,249
Ares LV CLO Ltd. 2020-55A A1R, CME Term SOFR 3 Month + 1.3916%, 6.7202%,
7/15/34 (144A)
‡
39,250,000 39,290,428
Ares LVI CLO Ltd. 2020-56A AR, CME Term SOFR 3 Month + 1.4216%, 6.7452%,
10/25/34 (144A)
‡
14,950,000 14,969,211
Ares LVII CLO Ltd. 2020-57A AR, CME Term SOFR 3 Month + 1.4116%, 6.7352%,
1/25/35 (144A)
‡
15,000,000 15,000,540
Ares LXI CLO Ltd. 2021-61A A2R, CME Term SOFR 3 Month + 1.7300%, 7.0569%,
4/20/37 (144A)
‡
19,900,000 19,913,612
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
7.0293%, 4/15/36 (144A)
‡
17,500,000 17,505,110
Ares LXV CLO Ltd. 2022-65A A2, CME Term SOFR 3 Month + 1.7500%, 7.0736%,
7/25/34 (144A)
‡
18,000,000 18,036,612
Ares LXX CLO Ltd. 2023-70A A2, CME Term SOFR 3 Month + 1.9500%,
7.2736%, 10/25/35 (144A)
‡
24,500,000 24,556,179
Ares LXXI CLO Ltd. 2024-71A A2, CME Term SOFR 3 Month + 1.7000%,
0.0000%, 4/20/37 (144A)
‡
30,000,000 30,015,720
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%,
6.6602%, 4/15/34 (144A)
‡
24,720,000 24,745,956
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 6.9397%,
4/20/37 (144A)
‡
50,000,000 50,334,050
Atlas Senior Loan Fund Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.5316%,
6.8562%, 1/20/34 (144A)
‡
14,845,000 14,855,852
Atlas Senior Loan Fund VII Ltd. 2016-7A A2R, CME Term SOFR 3 Month +
1.8116%, 7.1422%, 11/27/31 (144A)
‡
10,000,000 9,968,290
Atrium XIV LLC 14A A2A, CME Term SOFR 3 Month + 1.7116%, 7.0393%,
8/23/30 (144A)
‡
4,400,000 4,404,400
Bain Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7500%,
7.0745%, 4/16/37 (144A)
‡
15,000,000 15,008,040
Bain Capital Credit CLO Ltd. 2017-2A AR2, CME Term SOFR 3 Month + 1.4416%,
6.7652%, 7/25/34 (144A)
‡
18,105,000 18,105,253
Bain Capital Credit CLO Ltd. 2021-6A C, CME Term SOFR 3 Month + 2.3116%,
7.6362%, 10/21/34 (144A)
‡
10,700,000 10,708,721
Bain Capital Credit CLO Ltd. 2022-3A B, CME Term SOFR 3 Month + 2.0000%,
7.3171%, 7/17/35 (144A)
‡
22,000,000 22,026,422
Bain Capital Credit CLO Ltd. 2020-4A A2R, CME Term SOFR 3 Month + 1.9500%,
7.2746%, 10/20/36 (144A)
‡
19,500,000 19,662,143
Bain Capital Credit CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.1500%,
7.4746%, 10/21/36 (144A)
‡
13,150,000 13,184,834
Balboa Bay Loan Funding Ltd. 2022-1A B, CME Term SOFR 3 Month + 2.0000%,
7.3246%, 4/20/34 (144A)
‡
13,000,000 13,000,533
Ballyrock CLO 19 Ltd. 2022-19A A1, CME Term SOFR 3 Month + 1.3300%,
6.6546%, 4/20/35 (144A)
‡
25,000,000 25,040,450
Ballyrock CLO 25 Ltd. 2023-25A A1B, CME Term SOFR 3 Month + 1.9500%,
7.2738%, 1/25/36 (144A)
‡
9,000,000 9,008,037
Ballyrock CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.2916%, 6.6202%,
7/15/32 (144A)
‡
77,100,000 77,245,025
Barings CLO Ltd. LP-2A A, CME Term SOFR 3 Month + 1.3616%, 6.6862%,
1/20/34 (144A)
‡
10,450,000 10,451,463
Barings CLO Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.2766%,
4/15/35 (144A)
‡
25,000,000 25,014,475

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
8 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
0.0000%, 4/20/37 (144A)
‡
$ 12,000,000 $ 12,006,336
Battalion CLO 17 Ltd. 2021-17A A2, CME Term SOFR 3 Month + 1.7016%,
7.0262%, 3/9/34 (144A)
‡
11,000,000 11,010,780
Battalion CLO VIII Ltd. 2015-8A A1R2, CME Term SOFR 3 Month + 1.3316%,
6.6585%, 7/18/30 (144A)
‡
10,005,468 10,023,438
Battalion CLO XV Ltd. 2020-15A A2, CME Term SOFR 3 Month + 1.8616%,
7.1787%, 1/17/33 (144A)
‡
7,500,000 7,364,603
Battalion CLO XXI Ltd. 2021-21A A, CME Term SOFR 3 Month + 1.4416%,
6.7702%, 7/15/34 (144A)
‡
14,225,000 14,225,669
Benefit Street Partners CLO Ltd. 2015-6BR A, CME Term SOFR 3 Month +
1.4516%, 6.7762%, 7/20/34 (144A)
‡
24,515,000 24,523,997
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R, CME Term SOFR 3 Month +
1.6616%, 6.9902%, 10/15/34 (144A)
‡
5,000,000 5,005,550
Benefit Street Partners CLO XXXII Ltd. 2023-32A A2, CME Term SOFR 3 Month +
1.9500%, 7.3145%, 10/25/36 (144A)
‡
11,000,000 11,018,293
Benefit Street Partners CLO XXXIII Ltd. 2023-33A A2, CME Term SOFR 3 Month
+ 1.9500%, 7.2624%, 1/25/36 (144A)
‡
19,375,000 19,441,727
Benefit Street Partners CLO XXXIV Ltd. 2024-34A A2, CME Term SOFR 3 Month
+ 1.7500%, 0.0000%, 7/25/37 (144A)
‡
10,000,000 10,008,470
Bethpage Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%,
6.7202%, 1/15/35 (144A)
‡
55,653,000 55,703,310
Birch Grove CLO 2 Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.7616%,
7.0882%, 10/19/34 (144A)
‡
8,000,000 8,008,712
Birch Grove CLO Ltd. 19A A2RR, CME Term SOFR 3 Month + 1.8000%,
0.0000%, 7/17/37 (144A)
‡
10,000,000 10,005,360
BlueMountain CLO XXIV Ltd. 2019-24A AR, CME Term SOFR 3 Month + 1.3616%,
6.6862%, 4/20/34 (144A)
‡
23,700,000 23,713,035
BlueMountain CLO XXXII Ltd. 2021-32A A, CME Term SOFR 3 Month + 1.4316%,
6.7602%, 10/15/34 (144A)
‡
87,645,000 87,691,277
BlueMountain CLO XXXIII Ltd. 2021-33A A, CME Term SOFR 3 Month + 1.4516%,
6.7707%, 11/20/34 (144A)
‡
17,400,000 17,399,930
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, CME Term SOFR 3 Month +
1.4116%, 6.7402%, 1/15/30 (144A)
‡
3,500,000 3,499,874
Buckhorn Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3816%,
6.7085%, 7/18/34 (144A)
‡
46,300,000 46,309,399
Canyon Capital CLO Ltd. 2014-1A A1BR, CME Term SOFR 3 Month + 1.4316%,
6.7611%, 1/30/31 (144A)
‡
3,010,000 2,980,014
Canyon CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 1.7700%, 0.0000%,
5/15/37 (144A)
‡
15,000,000 15,007,785
Carlyle US CLO Ltd. 2017-5A A1B, CME Term SOFR 3 Month + 1.5116%,
6.8362%, 1/20/30 (144A)
‡
12,895,000 12,876,457
Carlyle US CLO Ltd. 2021-3SA A1, CME Term SOFR 3 Month + 1.3216%,
6.6502%, 4/15/34 (144A)
‡
16,800,000 16,808,534
Carlyle US CLO Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.7302%,
4/15/34 (144A)
‡
65,736,000 65,858,729
Carlyle US CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4016%,
6.7252%, 1/25/35 (144A)
‡
50,310,000 50,349,745
Carlyle US CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 2.0000%,
7.3246%, 4/20/35 (144A)
‡
10,000,000 10,034,370
Carlyle US CLO Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.4216%, 6.7502%,
10/15/35 (144A)
‡
54,000,000 54,112,104
Carlyle US CLO Ltd. 2021-7A A2, CME Term SOFR 3 Month + 1.9116%, 7.2402%,
10/15/35 (144A)
‡
15,000,000 15,020,670

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
7.5746%, 7/20/36 (144A)
‡
$ 9,000,000 $ 9,083,853
Carlyle US CLO Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.7200%,
0.0000%, 7/25/36 (144A)
‡
24,000,000 24,012,816
Carlyle US CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 1.9500%, 7.2736%,
10/25/36 (144A)
‡
8,000,000 8,017,024
Carlyle US CLO Ltd. 2022-3A AR, CME Term SOFR 3 Month + 1.5500%,
6.8746%, 4/20/37 (144A)
‡
89,900,000 89,981,539
CBAM Ltd. 2018-8A A1, CME Term SOFR 3 Month + 1.3816%, 6.7062%,
10/20/29 (144A)
‡
5,465,454 5,466,470
CBAM Ltd. 2019-10A A1R, CME Term SOFR 3 Month + 1.3816%, 6.7062%,
4/20/32 (144A)
‡
30,000,000 30,023,310
CBAM Ltd. 2020-13A A, CME Term SOFR 3 Month + 1.6916%, 7.0162%, 1/20/34
(144A)
‡
25,880,000 25,896,511
CBAM Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 6.6862%, 4/20/34
(144A)
‡
20,000,000 20,026,040
CBAM Ltd. 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7662%,
1/20/35 (144A)
‡
16,897,000 16,908,591
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 7.0862%,
1/20/35 (144A)
‡
13,889,000 13,904,181
Cedar Funding VI CLO Ltd. 2016-6A ARR, CME Term SOFR 3 Month + 1.3116%,
6.6362%, 4/20/34 (144A)
‡
34,829,000 34,855,923
CIFC Funding 2019-I Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3616%,
6.6862%, 4/20/32 (144A)
‡
15,710,000 15,729,732
CIFC Funding 2019-V Ltd. 2019-5A A2RS, CME Term SOFR 3 Month + 2.0116%,
7.3402%, 1/15/35 (144A)
‡
15,500,000 15,520,692
CIFC Funding 2020-III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3916%,
6.7162%, 10/20/34 (144A)
‡
59,600,000 59,605,662
CIFC Funding 2021-III Ltd. 2021-3A A, CME Term SOFR 3 Month + 1.4016%,
6.7302%, 7/15/36 (144A)
‡
30,745,000 30,813,346
CIFC Funding 2022-V Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.7200%,
7.0477%, 1/16/37 (144A)
‡
10,000,000 10,004,480
CIFC Funding Ltd. 2019-5A A1R1, CME Term SOFR 3 Month + 1.4016%, 6.7302%,
1/15/35 (144A)
‡
25,000,000 25,002,225
CIFC Funding Ltd. 2014-4RA A1AR, CME Term SOFR 3 Month + 1.4316%,
6.7487%, 1/17/35 (144A)
‡
70,605,000 70,766,403
CIFC Funding Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.3916%, 6.7180%,
1/23/35 (144A)
‡
60,576,000 60,676,920
CIFC Funding Ltd. 2022-4A A2, CME Term SOFR 3 Month + 1.7000%, 7.0277%,
7/16/35 (144A)
‡
20,000,000 20,001,720
CIFC Funding Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.4116%, 6.7402%,
7/15/36 (144A)
‡
22,800,000 22,851,163
Clover CLO LLC 2018-1A A2RR, CME Term SOFR 3 Month + 1.7300%, 7.0544%,
4/20/37 (144A)
‡
30,000,000 30,015,660
Columbia Cent CLO 29 Ltd. 2020-29A AR, CME Term SOFR 3 Month + 1.4316%,
6.7562%, 10/20/34 (144A)
‡
12,140,000 12,149,433
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 7.4735%,
1/25/37 (144A)
‡
9,000,000 9,003,852
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 7.1443%,
4/20/37 (144A)
‡
19,000,000 19,014,212
Deer Creek CLO Ltd. 2017-1A A, CME Term SOFR 3 Month + 1.4416%, 6.7662%,
10/20/30 (144A)
‡
1,928,611 1,931,560
Dryden 102 CLO Ltd. 2023-102A A2, CME Term SOFR 3 Month + 2.0000%,
7.3286%, 10/15/36 (144A)
‡
10,400,000 10,451,865

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
10 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 105 CLO Ltd. 2023-105A A, CME Term SOFR 3 Month + 1.8000%,
7.1269%, 4/18/36 (144A)
‡
$ 32,000,000 $ 32,188,704
Dryden 105 CLO Ltd. 2023-105A C, CME Term SOFR 3 Month + 3.1000%,
8.4269%, 4/18/36 (144A)
‡
16,550,000 16,600,213
Dryden 107 CLO Ltd. 2023-107A A2, CME Term SOFR 3 Month + 2.1500%,
7.4570%, 8/15/35 (144A)
‡
10,000,000 10,048,030
Dryden 109 CLO Ltd. 2022-109A B, CME Term SOFR 3 Month + 2.0000%,
7.3246%, 4/20/35 (144A)
‡
30,000,000 30,033,300
Dryden 115 CLO Ltd. 2024-115A A2, CME Term SOFR 3 Month + 1.7000%,
7.0014%, 4/18/37 (144A)
‡
40,000,000 40,011,160
Dryden 119 CLO Ltd. 2024-119A A2, CME Term SOFR 3 Month + 1.7000%,
7.0224%, 4/15/36 (144A)
‡
22,000,000 22,018,414
Dryden 72 CLO Ltd. 2019-72A AR, CME Term SOFR 3 Month + 1.3416%,
6.6486%, 5/15/32 (144A)
‡
35,200,000 35,217,600
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
6.6302%, 4/15/34 (144A)
‡
46,351,000 46,358,972
Dryden 76 CLO Ltd. 2019-76A A1R, CME Term SOFR 3 Month + 1.4116%,
6.7362%, 10/20/34 (144A)
‡
10,750,000 10,755,418
Dryden 77 CLO Ltd. 2020-77A AR, CME Term SOFR 3 Month + 1.3816%,
6.7007%, 5/20/34 (144A)
‡
79,490,000 79,569,490
Dryden 78 CLO Ltd. 2020-78A A2R, CME Term SOFR 3 Month + 1.7300%,
7.0471%, 4/17/37 (144A)
‡
10,000,000 10,005,200
Dryden 83 CLO Ltd. 2020-83A AR, CME Term SOFR 3 Month + 1.5300%,
0.0000%, 4/18/37 (144A)
‡
47,000,000 47,024,957
Dryden 85 CLO Ltd. 2020-85A AR, CME Term SOFR 3 Month + 1.4116%,
6.7402%, 10/15/35 (144A)
‡
44,893,000 44,899,824
Dryden 93 CLO Ltd. 2021-93A B, CME Term SOFR 3 Month + 1.8616%, 7.1902%,
1/15/34 (144A)
‡
20,000,000 20,013,360
Dryden 95 CLO Ltd. 2021-95A A, CME Term SOFR 3 Month + 1.3816%, 6.7007%,
8/20/34 (144A)
‡
48,000,000 47,919,312
Eaton Vance CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
6.7602%, 10/15/34 (144A)
‡
37,815,000 37,884,806
Elmwood CLO 24 Ltd. 2023-3A A2, CME Term SOFR 3 Month + 1.9500%,
7.2826%, 12/11/33 (144A)
‡
10,000,000 10,005,630
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
7.0189%, 4/17/37 (144A)
‡
10,000,000 10,003,120
Elmwood CLO 26 Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5000%,
6.7915%, 4/18/37 (144A)
‡
60,000,000 60,009,600
Elmwood CLO 26 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
6.9915%, 4/18/37 (144A)
‡
7,000,000 7,000,525
Elmwood CLO I Ltd. 2019-1A A2RR, CME Term SOFR 3 Month + 1.7200%,
7.0314%, 4/20/37 (144A)
‡
8,750,000 8,754,567
Elmwood CLO II Ltd. 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.7362%,
4/20/34 (144A)
‡
3,000,000 3,009,249
Elmwood CLO V Ltd. 2020-2A AR, CME Term SOFR 3 Month + 1.4116%,
6.7362%, 10/20/34 (144A)
‡
49,000,000 49,148,813
Empower CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.4000%, 7.7286%,
7/15/36 (144A)
‡
22,500,000 22,636,913
Empower CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 6.9107%,
4/25/37 (144A)
‡
40,000,000 40,041,680
Empower CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8000%, 7.1107%,
4/25/37 (144A)
‡
9,000,000 9,014,868
Generate CLO 13 Ltd. 2023-13A A1, CME Term SOFR 3 Month + 1.8000%,
7.1246%, 1/20/37 (144A)
‡
66,500,000 66,924,203

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 7.0352%, 1/25/35 (144A)
‡
$ 10,000,000 $ 10,000,580
Golub Capital Partners CLO 60B Ltd. 2022-60A B, CME Term SOFR 3 Month +
2.1500%, 7.4735%, 10/25/34 (144A)
‡
30,000,000 30,029,790
Golub Capital Partners CLO 66B Ltd. 2023-66A A, CME Term SOFR 3 Month +
1.9500%, 7.2736%, 4/25/36 (144A)
‡
47,500,000 47,837,108
Golub Capital Partners CLO 72B Ltd. 2024-72A AJ, CME Term SOFR 3 Month +
1.7500%, 7.0458%, 4/25/37 (144A)
‡
18,000,000 18,013,662
Harvest US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8500%, 7.1595%,
4/18/37 (144A)
‡
8,000,000 8,006,384
HPS Loan Management Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.4016%,
6.7280%, 1/23/35 (144A)
‡
37,252,000 37,259,301
Invesco CLO Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.4400%, 6.7646%,
7/20/35 (144A)
‡
16,500,000 16,514,635
Invesco CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 1.7500%, 7.0746%,
7/20/35 (144A)
‡
5,000,000 4,997,335
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%, 7.5246%,
10/20/36 (144A)
‡
16,000,000 16,123,664
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%, 6.9379%,
4/20/37 (144A)
‡
75,000,000 75,019,650
KKR CLO 16 Ltd. 16 A1R2, CME Term SOFR 3 Month + 1.4716%, 6.7962%,
10/20/34 (144A)
‡
16,550,000 16,554,948
KKR CLO 24 Ltd. 24 A1R, CME Term SOFR 3 Month + 1.3416%, 6.6662%,
4/20/32 (144A)
‡
7,110,000 7,110,000
KKR CLO 27 Ltd. 27A AR, CME Term SOFR 3 Month + 1.2800%, 6.6086%,
10/15/32 (144A)
‡
20,700,000 20,717,388
KKR CLO 34 Ltd. 34A B, CME Term SOFR 3 Month + 2.0616%, 7.3902%,
7/15/34 (144A)
‡
14,875,000 14,900,139
KKR CLO 35 Ltd. 35A A, CME Term SOFR 3 Month + 1.4516%, 6.7762%,
10/20/34 (144A)
‡
53,845,000 53,853,723
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 6.7702%,
10/15/34 (144A)
‡
17,130,000 17,138,685
KKR CLO 37 Ltd. 37A A1A, CME Term SOFR 3 Month + 1.4316%, 6.7562%,
1/20/35 (144A)
‡
18,750,000 18,774,394
KKR CLO 38 Ltd. 38A B, CME Term SOFR 3 Month + 1.9500%, 7.2786%,
4/15/33 (144A)
‡
15,000,000 15,014,340
KKR CLO 41 Ltd. 2022-41A A1, CME Term SOFR 3 Month + 1.3300%, 6.6586%,
4/15/35 (144A)
‡
10,359,000 10,335,133
KKR CLO 43 Ltd. 2022-43A A1R, CME Term SOFR 3 Month + 1.7500%, 7.0786%,
1/15/36 (144A)
‡
80,000,000 80,597,120
KKR CLO 43 Ltd. 2022-43A A2R, CME Term SOFR 3 Month + 2.0000%,
7.3286%, 1/15/36 (144A)
‡
11,750,000 11,776,155
KKR CLO 44 Ltd. 44A A2, CME Term SOFR 3 Month + 2.0500%, 7.3597%,
1/20/36 (144A)
‡
10,000,000 10,017,230
KKR CLO 48 Ltd. 48A A2, CME Term SOFR 3 Month + 2.0000%, 7.3246%,
10/20/36 (144A)
‡
8,750,000 8,765,776
KKR CLO Ltd. 22A A, CME Term SOFR 3 Month + 1.4116%, 6.7362%, 7/20/31
(144A)
‡
2,627,618 2,631,560
LCM 34 Ltd. 34A A1, CME Term SOFR 3 Month + 1.4316%, 6.7562%, 10/20/34
(144A)
‡
29,900,000 29,932,083
LCM 35 Ltd. 35A A2, CME Term SOFR 3 Month + 1.6616%, 6.9902%, 10/15/34
(144A)
‡
7,000,000 6,906,627
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, CME Term SOFR 3
Month + 1.5616%, 6.8893%, 7/16/31 (144A)
‡
18,000,000 18,000,882

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
12 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Logan CLO I Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4216%, 6.7462%,
7/20/34 (144A)
‡
$ 32,950,000 $ 33,038,767
Logan CLO II Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4116%, 6.7362%,
1/20/35 (144A)
‡
24,196,521 24,268,893
Madison Park Funding LII Ltd. 2021-52A A, CME Term SOFR 3 Month + 1.3616%,
6.6862%, 1/22/35 (144A)
‡
85,085,000 85,087,382
Madison Park Funding LIX Ltd. 2021-59A A, CME Term SOFR 3 Month + 1.4016%,
6.7285%, 1/18/34 (144A)
‡
64,090,000 64,224,589
Madison Park Funding Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7100%,
0.0000%, 7/25/37 (144A)
‡
29,450,000 29,465,697
Madison Park Funding LXIII Ltd. 2023-63A A2, CME Term SOFR 3 Month +
2.2500%, 7.5746%, 4/21/35 (144A)
‡
15,000,000 15,047,880
Madison Park Funding LXVII Ltd. 2024-67A A2, CME Term SOFR 3 Month +
1.7050%, 6.9952%, 4/25/37 (144A)
‡
10,000,000 10,035,890
Madison Park Funding XIX Ltd. 2015-19A AR3, CME Term SOFR 3 Month +
1.6000%, 6.9246%, 1/22/37 (144A)
‡
22,000,000 22,035,662
Madison Park Funding XLVII Ltd. 2020-47A A2R, CME Term SOFR 3 Month +
1.7400%, 7.0666%, 4/19/37 (144A)
‡
16,000,000 16,012,752
Madison Park Funding XX Ltd. 2016-20A A2R, CME Term SOFR 3 Month +
1.5616%, 6.8865%, 7/27/30 (144A)
‡
4,750,000 4,751,639
Madison Park Funding XXI Ltd. 2016-21A AARR, CME Term SOFR 3 Month +
1.3416%, 6.6702%, 10/15/32 (144A)
‡
94,250,000 94,372,808
Madison Park Funding XXXIII Ltd. 2019-33A AR, CME Term SOFR 3 Month +
1.2900%, 6.6186%, 10/15/32 (144A)
‡
22,490,000 22,504,191
Madison Park Funding XXXV Ltd. 2019-35A A1R, CME Term SOFR 3 Month +
1.2516%, 6.5762%, 4/20/32 (144A)
‡
82,635,000 82,781,760
Madison Park Funding XXXVIII Ltd. 2021-38A A, CME Term SOFR 3 Month +
1.3816%, 6.6987%, 7/17/34 (144A)
‡
41,790,000 41,897,233
Magnetite XXVI Ltd. 2020-26A A1R, CME Term SOFR 3 Month + 1.3816%,
6.7052%, 7/25/34 (144A)
‡
47,360,536 47,443,275
Magnetite XXVIII Ltd. 2020-28A AR, CME Term SOFR 3 Month + 1.3916%,
6.7162%, 1/20/35 (144A)
‡
30,300,000 30,341,420
Magnetite XXXII Ltd. 2022-32A A, CME Term SOFR 3 Month + 1.3500%,
6.6786%, 4/15/35 (144A)
‡
29,500,000 29,543,601
Magnetite XXXV Ltd. 2022-35A AR, CME Term SOFR 3 Month + 1.6500%,
6.9735%, 10/25/36 (144A)
‡
26,000,000 26,180,830
Marathon CLO XIII Ltd. 2019-1A ABR2, CME Term SOFR 3 Month + 1.7000%,
7.0340%, 4/15/32 (144A)
‡
12,500,000 12,503,537
Marble Point CLO XI Ltd. 2017-2A A, CME Term SOFR 3 Month + 1.4416%,
6.7685%, 12/18/30 (144A)
‡
1,643,426 1,648,665
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A B, CME Term SOFR 3 Month +
1.9116%, 7.2380%, 10/20/34 (144A)
‡
10,845,000 10,853,763
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month +
2.0000%, 7.3586%, 1/20/37 (144A)
‡
8,000,000 8,013,968
Mountain View CLO LLC 2017-2A AR, CME Term SOFR 3 Month + 1.3016%,
6.6293%, 1/16/31 (144A)
‡
20,215,179 20,236,769
Neuberger Berman CLO XVI-S Ltd. 2017-16SA CR, CME Term SOFR 3 Month +
2.1616%, 7.4902%, 4/15/34 (144A)
‡
8,000,000 8,015,512
Neuberger Berman CLO XXII Ltd. 2016-22A A2R2, CME Term SOFR 3 Month +
1.7200%, 0.0000%, 4/15/38 (144A)
‡
15,200,000 15,208,193
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, CME Term SOFR 3
Month + 1.3416%, 6.6693%, 10/16/33 (144A)
‡
29,150,000 29,192,238
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, CME Term SOFR 3
Month + 1.3616%, 6.6893%, 7/16/35 (144A)
‡
18,368,725 18,395,341

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, CME Term SOFR 3
Month + 1.3916%, 6.7087%, 7/17/35 (144A)
‡
$ 53,416,092 $ 53,464,220
Neuberger Berman Loan Advisers CLO 55 Ltd. 2024-55A A2, CME Term SOFR 3
Month + 1.7000%, 7.0232%, 4/22/38 (144A)
‡
24,750,000 24,770,716
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%, 6.7062%,
10/20/34 (144A)
‡
83,751,613 83,875,398
Oaktree CLO Ltd. 2019-2A A1AR, CME Term SOFR 3 Month + 1.3816%, 6.7102%,
4/15/31 (144A)
‡
3,000,000 3,002,085
Oaktree CLO Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.2570%,
5/15/33 (144A)
‡
18,000,000 18,007,074
Oaktree CLO Ltd. 2023-2A AJ, CME Term SOFR 3 Month + 2.2500%, 7.5746%,
7/20/36 (144A)
‡
8,000,000 8,050,784
Oaktree CLO Ltd. 2024-25A A, CME Term SOFR 3 Month + 1.5500%, 6.8539%,
4/20/37 (144A)
‡
30,000,000 30,159,420
Oaktree CLO Ltd. 2024-25A AJ, CME Term SOFR 3 Month + 1.7500%, 7.0539%,
4/20/37 (144A)
‡
7,000,000 7,001,505
OCP Aegis CLO Ltd. 2023-29A A2, CME Term SOFR 3 Month + 2.0000%,
7.3300%, 1/20/35 (144A)
‡
9,000,000 9,002,403
OCP CLO Ltd. 2019-17A A1R, CME Term SOFR 3 Month + 1.3016%, 6.6262%,
7/20/32 (144A)
‡
63,780,000 63,847,671
OCP CLO Ltd. 2015-9A A1R2, CME Term SOFR 3 Month + 1.2500%, 6.5786%,
1/15/33 (144A)
‡
10,020,000 10,021,713
OCP CLO Ltd. 2016-11A A2R2, CME Term SOFR 3 Month + 1.7000%, 7.0212%,
4/26/36 (144A)
‡
12,000,000 12,052,800
OCP CLO Ltd. 2020-20A A2R, CME Term SOFR 3 Month + 1.7300%, 7.0234%,
4/18/37 (144A)
‡
16,000,000 15,999,488
OCP CLO Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.5200%, 6.8464%,
4/23/37 (144A)
‡
50,000,000 50,029,450
OCP CLO Ltd. 2024-32A A2, CME Term SOFR 3 Month + 1.7200%, 7.0464%,
4/23/37 (144A)
‡
12,000,000 12,007,044
Octagon 54 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.3816%, 6.7102%,
7/15/34 (144A)
‡
29,400,000 29,429,047
Octagon 55 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.7262%,
7/20/34 (144A)
‡
40,000,000 40,004,680
Octagon 58 Ltd. 2022-1A B, CME Term SOFR 3 Month + 2.0000%, 7.3286%,
7/15/37 (144A)
‡
10,665,000 10,672,956
Octagon 59 Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.2570%,
5/15/35 (144A)
‡
40,000,000 40,003,400
Octagon 66 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 2.0000%, 7.3257%,
11/16/36 (144A)
‡
11,000,000 11,053,900
Octagon 68 Ltd. 2023-1A A2, CME Term SOFR 3 Month + 1.9500%, 7.2746%,
10/20/36 (144A)
‡
15,000,000 15,073,680
Octagon 70 Alto Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.0500%,
7.3746%, 10/20/36 (144A)
‡
18,000,000 18,057,816
Octagon 71 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%, 6.9915%,
4/18/37 (144A)
‡
15,000,000 15,016,050
Octagon Investment Partners 28 Ltd. 2016-1A A2RR, CME Term SOFR 3 Month +
1.7200%, 0.0000%, 4/24/37 (144A)
‡
10,250,000 10,250,000
Octagon Investment Partners 29 Ltd. 2016-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.7646%, 1/24/33 (144A)
‡
68,716,000 68,715,038
Octagon Investment Partners 40 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.4316%, 6.7562%, 1/20/35 (144A)
‡
22,380,000 22,380,067
Octagon Investment Partners 42 Ltd. 2019-3A AR, CME Term SOFR 3 Month +
1.4016%, 6.7302%, 7/15/34 (144A)
‡
34,000,000 34,059,500

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
14 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 44 Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.7702%, 10/15/34 (144A)
‡
$ 53,600,000 $ 53,650,706
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 6.6686%, 4/15/35 (144A)
‡
10,320,000 10,328,008
Octagon Investment Partners 48 Ltd. 2020-3A AR, CME Term SOFR 3 Month +
1.4116%, 6.7362%, 10/20/34 (144A)
‡
37,168,000 37,177,292
Octagon Investment Partners 49 Ltd. 2020-5A AR, CME Term SOFR 3 Month +
1.5200%, 6.8109%, 4/15/37 (144A)
‡
110,000,000 110,051,260
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 6.7402%, 1/15/35 (144A)
‡
53,400,000 53,460,556
Octagon Investment Partners 51 Ltd. 2021-1A A, CME Term SOFR 3 Month +
1.4116%, 6.7362%, 7/20/34 (144A)
‡
25,790,000 25,790,103
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, CME Term SOFR 3 Month +
1.5116%, 6.8402%, 7/15/29 (144A)
‡
20,000,000 20,005,940
OHA Credit Funding 1 Ltd. 2018-1A A2R, CME Term SOFR 3 Month + 1.7000%,
7.0128%, 4/20/37 (144A)
‡
16,600,000 16,608,167
OHA Credit Funding 16 Ltd. 2023-16A A2, CME Term SOFR 3 Month + 1.9500%,
7.2746%, 10/20/36 (144A)
‡
15,000,000 15,024,945
OHA Credit Funding 3 Ltd. 2019-3A AR, CME Term SOFR 3 Month + 1.4016%,
6.7262%, 7/2/35 (144A)
‡
110,000,000 110,261,800
OHA Credit Funding 7 Ltd. 2020-7A AR, CME Term SOFR 3 Month + 1.3000%,
6.6266%, 2/24/37 (144A)
‡
37,425,366 37,426,002
OHA Credit Funding 8 Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4516%,
6.7785%, 1/18/34 (144A)
‡
20,000,000 20,035,020
OHA Credit Partners XII Ltd. 2015-12A A2R2, CME Term SOFR 3 Month +
1.7000%, 7.0264%, 4/23/37 (144A)
‡
30,750,000 30,771,156
OHA Credit Partners XV Ltd. 2017-15A A2R, CME Term SOFR 3 Month +
1.7000%, 7.0256%, 4/20/37 (144A)
‡
10,500,000 10,508,799
OHA Loan Funding Ltd. 2013-1A A2R3, CME Term SOFR 3 Month + 1.7000%,
0.0000%, 4/23/37 (144A)
‡
18,700,000 18,709,986
Palmer Square CLO Ltd. 2021-4A A, CME Term SOFR 3 Month + 1.4316%,
6.7602%, 10/15/34 (144A)
‡
29,400,000 29,480,762
Palmer Square CLO Ltd. 2021-3A A2, CME Term SOFR 3 Month + 1.6616%,
6.9902%, 1/15/35 (144A)
‡
16,000,000 16,004,720
Palmer Square CLO Ltd. 2023-3A A2, CME Term SOFR 3 Month + 2.0000%,
7.3575%, 1/20/37 (144A)
‡
12,500,000 12,542,425
Palmer Square Loan Funding Ltd. 2022-1A B, CME Term SOFR 3 Month +
2.0000%, 7.3286%, 4/15/30 (144A)
‡
15,000,000 15,000,870
Parallel Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.7616%, 7.0862%,
7/20/32 (144A)
‡
9,000,000 8,847,747
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
7.3286%, 1/25/37 (144A)
‡
5,000,000 5,009,235
Peace Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%, 6.7162%,
10/20/34 (144A)
‡
28,309,000 28,350,359
Pikes Peak CLO 11 2022-11A A1, CME Term SOFR 3 Month + 1.9500%, 7.2736%,
7/25/34 (144A)
‡
11,000,000 11,014,047
Post CLO Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9500%, 7.2746%,
4/20/36 (144A)
‡
30,000,000 30,224,700
Post CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 6.8724%,
4/20/37 (144A)
‡
85,000,000 85,307,700
Post CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8000%, 7.0724%,
4/20/37 (144A)
‡
8,000,000 8,008,984
Post CLO Ltd. 2024-1A B, CME Term SOFR 3 Month + 2.1000%, 7.3724%,
4/20/37 (144A)
‡
20,000,000 20,014,420

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
PPM CLO 6-R Ltd. 2022-6RA A2R, CME Term SOFR 3 Month + 2.1500%,
7.4746%, 1/20/37 (144A)
‡
$ 8,000,000 $ 8,008,912
Race Point VIII CLO Ltd. 2013-8A BR2, CME Term SOFR 3 Month + 1.7616%,
7.0807%, 2/20/30 (144A)
‡
19,290,000 19,274,472
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.7580%,
4/23/34 (144A)
‡
5,520,000 5,523,467
RAD CLO 15 Ltd. 2021-15A A, CME Term SOFR 3 Month + 1.3516%, 6.6762%,
1/20/34 (144A)
‡
12,400,000 12,400,893
RAD CLO 19 Ltd. 2023-19A C, CME Term SOFR 3 Month + 3.3500%, 8.6746%,
4/20/35 (144A)
‡
15,500,000 15,537,060
Rad CLO 2 Ltd. 2018-2A AR, CME Term SOFR 3 Month + 1.3416%, 6.6702%,
10/15/31 (144A)
‡
7,445,187 7,457,226
RAD CLO 21 Ltd. 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.9136%,
1/25/33 (144A)
‡
25,000,000 25,197,225
RAD CLO 21 Ltd. 2023-21A B, CME Term SOFR 3 Month + 2.1500%, 7.4735%,
1/25/33 (144A)
‡
39,375,000 39,635,072
RAD CLO 21 Ltd. 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 7.8735%,
1/25/33 (144A)
‡
17,335,572 17,374,958
Rad CLO 22 Ltd. 2023-22A A2, CME Term SOFR 3 Month + 2.1000%, 7.4724%,
1/20/37 (144A)
‡
10,000,000 10,040,930
RAD CLO 23 Ltd. 2024-23A A1, CME Term SOFR 3 Month + 1.6000%, 6.8846%,
4/20/37 (144A)
‡
100,000,000 100,461,000
Rad CLO 7 Ltd. 2020-7A A2R, CME Term SOFR 3 Month + 1.7000%, 7.0171%,
4/17/36 (144A)
‡
11,000,000 11,080,465
REESE PARK CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3916%,
6.7202%, 10/15/34 (144A)
‡
11,450,000 11,483,869
Regatta XX Funding Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4216%,
6.7502%, 10/15/34 (144A)
‡
13,481,022 13,489,259
Regatta XXIII Funding Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4116%,
6.7362%, 1/20/35 (144A)
‡
56,668,000 56,710,728
Regatta XXIV Funding Ltd. 2021-5A A2, CME Term SOFR 3 Month + 1.6616%,
6.9862%, 1/20/35 (144A)
‡
10,000,000 10,007,520
Regatta XXV Funding Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9000%,
7.2286%, 7/15/36 (144A)
‡
10,000,000 10,077,940
Regatta XXVI Funding Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.0000%,
7.2282%, 1/25/37 (144A)
‡
9,000,000 9,015,084
Regatta XXVII Funding Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5300%,
6.8256%, 4/26/37 (144A)
‡
69,000,000 69,191,268
Regatta XXVII Funding Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
7.0256%, 4/26/37 (144A)
‡
10,000,000 10,027,480
Regatta XXVIII Funding Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.5500%,
6.8750%, 4/25/37 (144A)
‡
75,000,000 75,362,325
Regatta XXVIII Funding Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.7500%,
7.0750%, 4/25/37 (144A)
‡
16,000,000 16,077,408
Riserva CLO Ltd. 2016-3A ARR, CME Term SOFR 3 Month + 1.3216%, 6.6485%,
1/18/34 (144A)
‡
22,825,000 22,842,187
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
6.6862%, 4/20/34 (144A)
‡
14,500,000 14,502,842
Rockford Tower CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 2.1500%,
7.4746%, 10/20/35 (144A)
‡
9,500,000 9,518,430
RR 1 LLC 2017-1A A1AB, CME Term SOFR 3 Month + 1.4116%, 6.7402%, 7/15/35
(144A)
‡
63,050,000 63,124,147
RR 16 Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.3716%, 6.7002%, 7/15/36
(144A)
‡
16,035,000 16,066,589

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
16 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RR 24 Ltd. 2022-24A A1BR, CME Term SOFR 3 Month + 1.9500%, 7.2786%,
1/15/36 (144A)
‡
$ 15,750,000 $ 15,839,822
RR 27 Ltd. 2023-27A A1B, CME Term SOFR 3 Month + 1.9500%, 7.2786%,
10/15/35 (144A)
‡
10,000,000 10,024,680
RR 5 Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.5000%, 0.0000%, 7/15/39
(144A)
‡
70,000,000 70,037,310
RRX 4 Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4616%, 6.7902%, 7/15/34
(144A)
‡
46,710,000 46,726,816
RRX 7 Ltd. 2022-7A A1, CME Term SOFR 3 Month + 1.3600%, 6.6886%, 7/15/35
(144A)
‡
15,400,000 15,422,007
Sandstone Peak II Ltd. 2023-1A A, CME Term SOFR 3 Month + 2.2000%,
7.5246%, 7/20/36 (144A)
‡
50,000,000 50,531,550
Sandstone Peak II Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.5000%,
8.8246%, 7/20/36 (144A)
‡
13,600,000 13,784,919
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
0.0000%, 4/25/37 (144A)
‡
129,500,000 129,565,218
Sandstone Peak Ltd. 2021-1A B1, CME Term SOFR 3 Month + 2.0616%, 7.3902%,
10/15/34 (144A)
‡
12,500,000 12,504,925
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R3, CME Term SOFR 3 Month +
1.9116%, 7.2362%, 4/20/33 (144A)
‡
35,000,000 34,999,195
Shackleton CLO Ltd. 2017-11A AR, CME Term SOFR 3 Month + 1.3516%,
6.6586%, 8/15/30 (144A)
‡
26,613,208 26,620,606
Shackleton CLO Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.4616%,
6.7862%, 7/20/34 (144A)
‡
3,825,000 3,825,956
Signal Peak CLO 1 Ltd. 2014-1A AR3, CME Term SOFR 3 Month + 1.4216%,
6.7387%, 4/17/34 (144A)
‡
24,920,000 24,925,084
Signal Peak CLO 12 Ltd. 2022-12A A1, CME Term SOFR 3 Month + 1.5400%,
6.8669%, 7/18/34 (144A)
‡
80,391,000 80,571,880
Signal Peak CLO 4 Ltd. 2017-4A AR, CME Term SOFR 3 Month + 1.4416%,
6.7661%, 10/26/34 (144A)
‡
18,000,000 18,000,288
Signal Peak CLO 5 Ltd. 2018-5A A2R, CME Term SOFR 3 Month + 1.7500%,
7.0760%, 4/25/37 (144A)
‡
24,000,000 24,036,480
Signal Peak CLO 8 Ltd. 2020-8A A, CME Term SOFR 3 Month + 1.5316%,
6.8562%, 4/20/33 (144A)
‡
11,000,000 11,002,277
Silver Point CLO 4 Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.6300%,
6.8871%, 4/15/37 (144A)
‡
100,000,000 100,550,600
Silver Point CLO 4 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.8300%,
7.0871%, 4/15/37 (144A)
‡
18,000,000 17,995,464
Silver Rock CLO III 2023-3A A2, CME Term SOFR 3 Month + 2.1000%, 7.4366%,
1/20/36 (144A)
‡
20,000,000 20,091,040
Sixth Street CLO XVI Ltd. 2020-16A A2R, CME Term SOFR 3 Month + 1.9500%,
7.2746%, 1/20/37 (144A)
‡
5,500,000 5,512,452
Sixth Street CLO XXIV Ltd. 2024-24A A, CME Term SOFR 3 Month + 1.5200%,
6.8145%, 4/23/37 (144A)
‡
50,000,000 50,055,700
Sound Point CLO VI-R Ltd. 2014-2RA A, CME Term SOFR 3 Month + 1.5116%,
6.8362%, 10/20/31 (144A)
‡
7,125,000 7,131,341
Sound Point CLO XVII 2017-3A A1R, CME Term SOFR 3 Month + 1.2416%,
6.5662%, 10/20/30 (144A)
‡
12,666,193 12,672,526
Sound Point CLO XXII Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3416%,
6.6662%, 1/20/32 (144A)
‡
3,500,000 3,501,288
Steele Creek CLO Ltd. 2014-1RA A, CME Term SOFR 3 Month + 1.3316%,
6.6562%, 4/21/31 (144A)
‡
5,931,862 5,935,124
Steele Creek CLO Ltd. 2018-2A A, CME Term SOFR 3 Month + 1.4616%,
6.7807%, 8/18/31 (144A)
‡
10,961,586 10,965,916

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sycamore Tree CLO Ltd. 2024-5A A2, CME Term SOFR 3 Month + 1.8000%,
7.1227%, 4/20/36 (144A)
‡
$ 15,000,000 $ 15,012,540
Sycamore Tree CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.4000%,
7.7246%, 10/20/36 (144A)
‡
10,000,000 10,016,530
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
6.9746%, 4/20/37 (144A)
‡
105,500,000 105,556,020
Symphony CLO 40 Ltd. 2023-40A A2, CME Term SOFR 3 Month + 2.0000%,
7.3286%, 1/14/34 (144A)
‡
8,000,000 8,023,048
Symphony CLO 43 Ltd. 2024-43A A2, CME Term SOFR 3 Month + 1.7200%,
7.0465%, 4/15/37 (144A)
‡
16,000,000 16,016,736
Symphony CLO XVI Ltd. 2015-16A B1R, CME Term SOFR 3 Month + 1.9116%,
7.2402%, 10/15/31 (144A)
‡
10,000,000 9,885,780
Symphony CLO XVIII Ltd. 2016-18A A1RR, CME Term SOFR 3 Month + 1.3616%,
6.6880%, 7/23/33 (144A)
‡
80,500,000 80,513,524
Symphony CLO XXII Ltd. 2020-22A A1A, CME Term SOFR 3 Month + 1.5516%,
6.8785%, 4/18/33 (144A)
‡
2,650,000 2,650,034
Symphony CLO XXVI Ltd. 2021-26A AR, CME Term SOFR 3 Month + 1.3416%,
6.6662%, 4/20/33 (144A)
‡
19,610,000 19,600,332
Symphony CLO XXVIII Ltd. 2021-28A B, CME Term SOFR 3 Month + 1.9116%,
7.2380%, 10/23/34 (144A)
‡
13,750,000 13,760,794
TCW CLO AMR Ltd. 2019-1A AJR, CME Term SOFR 3 Month + 1.7616%,
7.0873%, 8/16/34 (144A)
‡
8,000,000 8,001,720
TCW CLO Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4216%, 6.7462%,
4/20/34 (144A)
‡
15,000,000 15,023,280
TCW CLO Ltd. 2024-1A AJ, CME Term SOFR 3 Month + 1.8000%, 7.1256%,
1/16/37 (144A)
‡
12,000,000 12,005,688
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
6.9701%, 4/22/37 (144A)
‡
16,000,000 16,015,552
THL Credit Wind River CLO Ltd. 2017-1A ARR, CME Term SOFR 3 Month +
1.3216%, 6.6485%, 4/18/36 (144A)
‡
9,250,000 9,249,741
TICP CLO XIV Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.3416%,
6.6662%, 10/20/32 (144A)
‡
27,480,000 27,530,206
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
7.0385%, 1/18/35 (144A)
‡
8,000,000 8,007,024
Tikehau US CLO V Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
7.6113%, 1/15/36 (144A)
‡
18,500,000 18,710,789
Tikehau US CLO V Ltd. 2023-2A B1, CME Term SOFR 3 Month + 2.9000%,
8.2613%, 1/15/36 (144A)
‡
26,000,000 26,215,878
Trimaran Cavu Ltd. 2019-1A A2, CME Term SOFR 3 Month + 2.1616%, 7.4862%,
7/20/32 (144A)
‡
8,000,000 8,025,856
Venture 28A CLO Ltd. 2017-28AA A2R, CME Term SOFR 3 Month + 1.7116%,
7.0362%, 10/20/34 (144A)
‡
14,250,000 14,212,237
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
6.8902%, 4/15/34 (144A)
‡
5,000,000 4,981,645
Venture 43 CLO Ltd. 2021-43A A2, CME Term SOFR 3 Month + 1.7616%,
7.0902%, 4/15/34 (144A)
‡
7,500,000 7,493,978
Venture XXX CLO Ltd. 2017-30A A2, CME Term SOFR 3 Month + 1.6116%,
6.9402%, 1/15/31 (144A)
‡
15,500,000 15,479,509
Voya CLO Ltd. 2018-1A A1, CME Term SOFR 3 Month + 1.2116%, 6.5382%,
4/19/31 (144A)
‡
6,365,548 6,379,533
Voya CLO Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.3016%, 6.6262%,
4/20/34 (144A)
‡
16,920,000 16,928,663
Voya CLO Ltd. 2022-1A A1, CME Term SOFR 3 Month + 1.3900%, 6.7146%,
4/20/35 (144A)
‡
46,500,000 46,521,297

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
18 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Whitebox CLO IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.3000%,
7.6246%, 4/20/36 (144A)
‡
$ 20,000,000 $ 20,132,280
Wind River CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.6000%, 0.0000%,
4/20/37 (144A)
‡
135,000,000 135,070,876
Zais CLO 13 Ltd. 2019-13A A1A, CME Term SOFR 3 Month + 1.7516%, 7.0802%,
7/15/32 (144A)
‡
68,851,119 69,063,043
Zais CLO 17 Ltd. 2021-17A A2, CME Term SOFR 3 Month + 1.8416%, 7.1662%,
10/20/33 (144A)
‡
16,000,000 15,999,648
Total Collateralized Loan Obligations (cost $8,675,511,214) 8,725,190,643
Investment Companies - 2.0%
Money Market Funds - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3600%
£,∞
(cost $173,757,333) 173,722,588 173,757,333
Total Investments (total cost $8,849,268,547 ) - 105.8% 8,898,947,976
Liabilities, net of Cash, Receivables and Other Assets - (5.8%) (490,657,769)
Net Assets - 100.0% $8,408,290,207
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 8,898,947,976 100.0%
– –
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/24
............. Shares
Held at
4/30/24
Dividend
Income
Investment Company - 2.0%
Money Market Funds - 2.0%
Janus Henderson Cash
Liquidity Fund LLC,
5.3600%
∞
$ 129,288,307 $ 2,586,703,138 $ (2,542,234,112) $ – $ – $ 173,757,333 173,722,588 $ 1,984,495

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
Janus Detroit Street Trust 19
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
J.P. Morgan CLO AAA Index J.P. Morgan CLO AAA Index is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2024 is $8,725,190,643 which represents 103.8% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 8,725,190,643 $ —
Investment Companies — 173,757,333 —
Total Assets $ — $ 8,898,947,976 $ —

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
20 April 30, 2024
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $8,675,511,214) $ 8,725,190,643
Affiliated investments, at value (cost $173,757,333) 173,757,333
Receivables:
Fund units sold 30,480,933
Interest 36,459,621
Total Assets 8,965,888,530
Liabilities:
Due to custodian 166,385
Payables:
Investments purchased 556,100,000
Management fees 1,331,938
Total Liabilities 557,598,323
Commitments and contingent liabilities
Net Assets $ 8,408,290,207
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 8,318,505,073
Total distributable earnings (loss) 89,785,134
Total Net Assets $ 8,408,290,207
Net Assets $ 8,408,290,207
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 165,750,000
Net Asset Value Per Share $ 50 .73

Janus Henderson AAA CLO ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Investment Income:
Interest $ 213,991,774
Dividends from affiliates 1,984,495
Total Investment Income 215,976,269
Expenses:
Management Fees 6,356,872
Total Expenses 6,356,872
Net Investment Income/(Loss) 209,619,397
Net Realized Gain/(Loss) on Investments:
Investments $ 7,168,507
Total Net Realized Gain/(Loss) on Investments $ 7,168,507
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 41,150,761
Total Change in Unrealized Net Appreciation/Depreciation $ 41,150,761
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 257,938,665

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
22 April 30, 2024
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 209,619,397 $ 176,694,921
Net realized gain/(loss) on investments 7,168,507 188,959
Change in unrealized net appreciation/depreciation 41,150,761 45,297,122
Net Increase/(Decrease) in Net Assets Resulting from Operations 257,938,665 222,181,002
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (189,501,521) (156,829,695)
Net Decrease from Dividends and Distributions to Shareholders (189,501,521) (156,829,695)
Capital Share Transactions 3,867,779,697 2,744,352,534
Net Increase/(Decrease) in Net Assets 3,936,216,841 2,809,703,841
Net Assets: — —
Beginning of Period   4,472,073,366 1,662,369,525
End of Period $ 8,408,290,207 $ 4,472,073,366

Janus Henderson AAA CLO ETF
Financial Highlights
Janus Detroit Street Trust 23
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2024
(unaudited) and each year or period ended October 31 2024 2023 2022 2021 2020(1)
Net Asset Value, Beginning of Period $50.16 $48.82 $50.49 $49.79 $50.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
1.71 3.16 1.26 0.58 0.02
Net realized and unrealized gain/(loss) 0.50 1.02 (2.00) 0.69 (0.23)
Total from Investment Operations 2.21 4.18 (0.74) 1.27 (0.21)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (1.64) (2.84) (0.93) (0.57) —
Total Dividends and Distributions (1.64) (2.84) (0.93) (0.57) —
Net Asset Value, End of Period $50.73 $50.16 $48.82 $50.49 $49.79
Total Return
*
4.48% 8.81% (1.48)%
(3)
2.55% (0.42)%
Net assets, End of Period (in thousands) $8,408,290 $4,472,073 $1,662,371 $260,002 $119,486
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.21% 0.22% 0.24% 0.25% 0.25%
Ratio of Net Investment Income/(Loss) 6.82% 6.37% 2.54% 1.16% 1.29%
Portfolio Turnover Rate
(4)
16% 47% 55% 42% 0%
(5)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Amount is less than 0.5%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2024
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2024
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2024
that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.21% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.21% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver through February 28, 2025. The previous expense limit for the period from January 20, 2023 through February 29, 2024 was 0.22%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of
Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2024, the Adviser owned 1,272,686 shares or 0.77% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2024
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(10,760,512) $(2,409,656) $(13,170,168)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$8,849,268,547 $50,348,054 $(668,625) $49,679,429
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 76,600,000 $ 3,867,779,697 55,100,000 $ 2,744,352,534
Shares repurchased — — — —
Net Increase/(Decrease) 76,600,000 $ 3,867,779,697 55,100,000 $ 2,744,352,534
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$5,152,951,609 $1,014,195,415 $— $—

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 31
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
32 April 30, 2024
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 33
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
34 April 30, 2024
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson AAA CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 35
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson AAA CLO ETF
Liquidity Risk Management Program
(unaudited)
36 April 30, 2024
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson AAA CLO ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 37
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93087 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 21
Liquidity Risk Management Program .................. 25
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Greg Kuhl Danny Greenberger
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Real Estate ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Equinix, Inc.
Specialized REITs 10.0%
Welltower, Inc.
Health Care REITs 7.5%
Prologis, Inc.
Industrial REITs 7.0%
Extra Space Storage, Inc.
Specialized REITs 6.2%
CubeSmart
Specialized REITs 5.4%
36.1%
Sector Allocation
– (% of Net Assets)
Financial 93.3%
Consumer, Non-cyclical 3.3%
Consumer, Cyclical 2.5%
Investment Company 0.9%
100.0%

Janus Henderson U.S. Real Estate ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.65%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Effective February 28, 2024, the Fund changed its broad-based securities market index from the FTSE Nareit Equity REITs Index to the Russell 3000
®
Index due to regulatory requirements. The Fund retained the FTSE Nareit Equity REITs Index as a performance benchmark because the FTSE Nareit
Equity REITs Index is more closely aligned with the Fund’s investment strategies and investment restrictions.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson U.S. Real Estate ETF - NAV 7.66% -5.37% -4.22%
Janus Henderson U.S. Real Estate ETF - Market Price 7.55% -5.38% -4.23%
Russell 3000
®
Total Return Index 21.09% 22.30% 6.04%
FTSE Nareit Equity REITs Index 12.78% 1.94% -2.63%
* The Fund commenced operations on June 22, 2021.

Janus Henderson U.S. Real Estate ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,076.60 $3.36 $1,000.00 $1,021.63 $3.27 0.65%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 99 .1%
Health Care Providers & Services - 3 .3%
Chartwell Retirement Residences 11,015 $ 100,140
Health Care REITs - 12 .5%
Sabra Health Care REIT, Inc. 11,030 153,538
Welltower, Inc. 2,429 231,435
384,973
Hotels, Restaurants & Leisure - 2 .5%
Wyndham Hotels & Resorts, Inc. 1,055 77,553
Industrial REITs - 18 .6%
Americold Realty Trust, Inc. 4,751 104,379
First Industrial Realty Trust, Inc. 2,859 129,856
Prologis, Inc. 2,117 216,040
STAG Industrial, Inc. 3,610 124,148
574,423
Office REITs - 3 .8%
Kilroy Realty Corp. 3,504 118,435
Real Estate Management & Development - 4 .3%
CBRE Group, Inc. - Class A* 788 68,470
Corp. Inmobiliaria Vesta SAB de CV (ADR) 1,804 64,060
132,530
Residential REITs - 15 .9%
AvalonBay Communities, Inc. 791 149,950
Canadian Apartment Properties REIT 3,061 95,472
Equity LifeStyle Properties, Inc. 1,730 104,301
UDR, Inc. 3,748 142,724
492,447
Retail REITs - 13 .5%
Agree Realty Corp. 1,634 93,497
Kimco Realty Corp. 6,185 115,227
Macerich Co. (The) 5,740 78,982
NNN REIT, Inc. 3,235 131,115
418,821
Specialized REITs - 24 .7%
CubeSmart 4,164 168,392
Equinix, Inc. 435 309,333
Extra Space Storage, Inc. 1,423 191,080
SBA Communications Corp. - Class A 514 95,666
764,471
Total Common Stocks (cost $3,260,439) 3,063,793
Investment Companies - 0 .9%
Money Market Funds - 0 .9%
Invesco Government & Agency Portfolio, Institutional Class, 5.2436%
∞
(cost
$29,110) 29,110 29,110
Total Investments (total cost $ 3,289,549 ) - 100 .0% 3,092,903
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 1,331
Net Assets - 100.0% $3,094,234

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 2,833,231 91 .6%
Canada 195,612 6 .3
Mexico 64,060 2 .1
Total $ 3,092,903 100 .0%

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
8 April 30, 2024
FTSE Nareit Equity
REITs Index
FTSE Nareit Equity REITs Index reflects performance of the U.S. equity real estate investment trust market, excluding timber and infrastructure.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2024.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 3,063,793 $ — $ —
Investment Companies 29,110 — —
Total Assets $ 3,092,903 $ — $ —

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $3,289,549) $ 3,092,903
Receivables:
Investments sold 194,399
Dividends 3,308
Interest 80
Total Assets 3,290,690
Liabilities:
Payables:
Investments purchased 194,891
Management fees 1,565
Total Liabilities 196,456
Commitments and contingent liabilities
Net Assets $ 3,094,234
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 3,781,841
Total distributable earnings (loss) (687,607)
Total Net Assets $ 3,094,234
Net Assets $ 3,094,234
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 150,001
Net Asset Value Per Share $ 20 .63

Janus Henderson U.S. Real Estate ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
10 April 30, 2024
See Notes to Financial Statements.
Investment Income:
Dividends $ 66,013
Foreign tax withheld (825)
Total Investment Income 65,188
Expenses:
Management Fees 11,314
Total Expenses 11,314
Net Investment Income/(Loss) 53,874
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 46,781
Total Net Realized Gain/(Loss) on Investments $ 46,781
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 405,438
Total Change in Unrealized Net Appreciation/Depreciation $ 405,438
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 506,093

Janus Henderson U.S. Real Estate ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 53,874 $ 125,808
Net realized gain/(loss) on investments 46,781 (392,885)
Change in unrealized net appreciation/depreciation 405,438 (10,196)
Net Increase/(Decrease) in Net Assets Resulting from Operations 506,093 (277,273)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (70,225) (111,958)
Net Decrease from Dividends and Distributions to Shareholders (70,225) (111,958)
Capital Share Transactions (1,734,577) 1,574,243
Net Increase/(Decrease) in Net Assets (1,298,709) 1,185,012
Net Assets: — —
Beginning of Period   4,392,943 3,207,931
End of Period $ 3,094,234 $ 4,392,943

Janus Henderson U.S. Real Estate ETF
Financial Highlights
12 April 30, 2024
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2024 (unaudited) and each year or period ended October 31 2024 2023 2022 2021(1)
Net Asset Value, Beginning of Period $19.52 $21.39 $26.90 $25.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
0.34 0.56 0.38 0.17
Net realized and unrealized gain/(loss) 1.19 (1.84) (5.41) 1.80
Total from Investment Operations 1.53 (1.28) (5.03) 1.97
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (0.42) (0.59) (0.48) (0.07)
Total Dividends and Distributions (0.42) (0.59) (0.48) (0.07)
Net Asset Value, End of Period $20.63 $19.52 $21.39 $26.90
Total Return
*
7.66% (6.19)% (18.85)% 7.90%
Net assets, End of Period (in thousands) $3,094 $4,393 $3,208 $11,435
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65% 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 3.11% 2.55% 1.46% 1.84%
Portfolio Turnover Rate
(3)
56% 73% 76% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2024
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2024
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
ESG Investment Risk
Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers within the real estate industry or real estate-
related industries, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition,

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive ESG practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Daily Net Assets Fee Rate
$0-$250 Million 0.65%
Next $750 Million 0.60%
Over $1 Billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2024
As of April 30, 2024, the Adviser owned 1 share or 0.00% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(196,864) $(359,334) $(556,198)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$3,289,549 $53,345 $(249,991) $(196,646)
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 75,000 $ 1,581,472 100,000 $ 2,137,471
Shares repurchased (150,000) (3,316,049) (25,000) (563,228)
Net Increase/(Decrease) (75,000) $ (1,734,577) 75,000 $ 1,574,243
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,028,200 $1,998,215 $— $—

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
During the period ended April 30, 2024, the Fund had net realized gain of $185,445 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,529,284 $3,294,808 $— $—

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
20 April 30, 2024
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2024
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2024
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson U.S. Real Estate ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson U.S. Real Estate ETF
Liquidity Risk Management Program
(unaudited)
26 April 30, 2024
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93088 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson International Sustainable
Equity ETF
Janus Detroit Street Trust

Janus Henderson International Sustainable Equity ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 21
Liquidity Risk Management Program .................. 25
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson International Sustainable Equity ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Schneider Electric SE
Electrical Equipment 6.8%
ASML Holding NV
Semiconductors & Semiconductor Equipment 6.5%
Intact Financial Corp.
Insurance 5.8%
Constellation Software, Inc.
Software 4.9%
Infineon Technologies AG
Semiconductors & Semiconductor Equipment 4.5%
28.5%
Sector Allocation
– (% of Net Assets)
Technology 26.3%
Industrial 24.7%
Financial 16.9%
Utilities 10.5%
Consumer, Non-cyclical 8.4%
Consumer, Cyclical 5.6%
Communications 5.2%
Investment Company 1.2%
Basic Materials 0.2%
99.0%

Janus Henderson International Sustainable Equity ETF
(unaudited)
Performance
4 April 30, 2024
Abhi
Total annual expense ratio as stated in the prospectus: 0.60%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson International Sustainable Equity ETF - NAV 16.46% -2.67% -12.28%
Janus Henderson International Sustainable Equity ETF - Market Price 14.81% -4.37% -12.55%
MSCI All Country World ex USA Index
SM
17.69% 9.33% -0.92%
* The Fund commenced operations on September 8, 2021.

Janus Henderson International Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,164.60 $3.23 $1,000.00 $1,021.88 $3.02 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97 .8%
Banks - 2 .7%
HDFC Bank Ltd. (ADR) 3,187 $ 183,571
Chemicals - 0 .2%
Calix Ltd.* 16,044 15,471
Containers & Packaging - 2 .0%
DS Smith plc 31,904 139,980
Electric Utilities - 5 .6%
Hydro One Ltd. (144A) 2,956 82,967
SSE plc 14,495 302,468
385,435
Electrical Equipment - 13 .5%
Legrand SA 2,398 248,355
Prysmian SpA 3,967 217,091
Schneider Electric SE 2,017 463,901
929,347
Electronic Equipment, Instruments & Components - 5 .6%
Keyence Corp. 300 134,020
Murata Manufacturing Co. Ltd. 13,400 247,240
381,260
Entertainment - 2 .6%
Nintendo Co. Ltd. 3,700 181,514
Health Care Equipment & Supplies - 4 .0%
Fisher & Paykel Healthcare Corp. Ltd. 9,020 151,961
Nanosonics Ltd.* 20,314 38,517
Siemens Healthineers AG (144A) 1,455 81,055
271,533
Health Care Providers & Services - 0 .4%
New Horizon Health Ltd. (144A)*
,¢
16,866 30,492
Independent Power and Renewable Electricity Producers - 4 .9%
Boralex, Inc. - Class A 11,866 238,642
Innergex Renewable Energy, Inc. 16,444 96,113
334,755
Insurance - 14 .2%
AIA Group Ltd. 36,162 267,243
Allianz SE (Registered) 1,077 307,012
Intact Financial Corp. 2,411 397,086
971,341
IT Services - 3 .1%
CGI, Inc.* 2,119 215,147
Leisure Products - 2 .9%
Shimano, Inc. 800 131,236
Yamaha Corp. 3,200 67,858
199,094
Machinery - 3 .6%
Knorr-Bremse AG 3,291 244,740
Pharmaceuticals - 1 .7%
Novo Nordisk A/S - Class B 903 116,847
Professional Services - 7 .6%
SMS Co. Ltd. 6,800 95,022
TechnoPro Holdings, Inc. 9,300 159,565
Wolters Kluwer NV 1,752 263,671
518,258
Semiconductors & Semiconductor Equipment - 15 .3%
ASML Holding NV 504 448,743
Infineon Technologies AG 8,839 309,240

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 2,108 $ 289,513
1,047,496
Software - 7 .9%
Constellation Software, Inc. 130 335,376
Kinaxis, Inc.* 1,141 121,745
Rakus Co. Ltd. 8,200 84,129
541,250
Total Common Stocks (cost $7,764,345) 6,707,531
Investment Companies - 1 .2%
Money Market Funds - 1 .2%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.1700%
∞
(cost $83,500) 83,500 83,500
Total Investments (total cost $ 7,847,845 ) - 99 .0% 6,791,031
Cash, Receivables and Other Assets, net of Liabilities - 1.0% 68,615
Net Assets - 100.0% $6,859,646
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Canada $ 1,487,076 21 .9%
Japan 1,100,584 16 .2
Germany 942,047 13 .9
Netherlands 712,414 10 .5
France 712,256 10 .5
United Kingdom 442,448 6 .5
Taiwan 289,513 4 .3
Hong Kong 267,243 4 .0
Italy 217,091 3 .2
India 183,571 2 .7
New Zealand 151,961 2 .2
Denmark 116,847 1 .7
United States 83,500 1 .2
Australia 53,988 0 .8
China 30,492 0 .4
Total $ 6,791,031 100 .0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
8 April 30, 2024
MSCI All Country World
ex USA Index
SM
MSCI All Country World ex USA Index
SM
reflects the equity market performance of global developed and emerging markets, excluding the U.S.
ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2024 is
$30,492, which represents 0.4% of net assets.
∞ Rate shown is the 7-day yield as of April 30, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2024 is $194,514 which represents 2.8% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Health Care Providers & Services $ — $ — $ 30,492
All Other 6,677,039 — —
Investment Companies 83,500 — —
Total Assets $ 6,760,539 $ — $ 30,492

Janus Henderson International Sustainable Equity ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $7,847,845) $ 6,791,031
Cash denominated in foreign currency (cost $701) 700
Receivables:
Investments sold 54,228
Dividends 16,639
Interest 501
Total Assets 6,863,099
Liabilities:
Payables:
Management fees 3,453
Total Liabilities 3,453
Commitments and contingent liabilities
Net Assets $ 6,859,646
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 15,964,914
Total distributable earnings (loss) (9,105,268)
Total Net Assets $ 6,859,646
Net Assets $ 6,859,646
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 400,001
Net Asset Value Per Share $ 17 .15

Janus Henderson International Sustainable Equity ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
10 April 30, 2024
See Notes to Financial Statements.
Investment Income:
Dividends $ 50,424
Interest 22
Foreign tax withheld (5,679)
Total Investment Income 44,767
Expenses:
Management Fees 21,879
Total Expenses 21,879
Net Investment Income/(Loss) 22,888
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (344,294)
Total Net Realized Gain/(Loss) on Investments $ (344,294)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 1,417,804
Total Change in Unrealized Net Appreciation/Depreciation $ 1,417,804
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,096,398

Janus Henderson International Sustainable Equity ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 22,888 $ 191,433
Net realized gain/(loss) on investments (344,294) (7,078,814)
Change in unrealized net appreciation/depreciation 1,417,804 9,815,032
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,096,398 2,927,651
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (21,939) (214,010)
Net Decrease from Dividends and Distributions to Shareholders (21,939) (214,010)
Capital Share Transactions (861,197) (15,142,354)
Net Increase/(Decrease) in Net Assets 213,262 (12,428,713)
Net Assets: — —
Beginning of Period   6,646,384 19,075,097
End of Period $ 6,859,646 $ 6,646,384

Janus Henderson International Sustainable Equity ETF
Financial Highlights
12 April 30, 2024
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2024 (unaudited) and each year or period ended October 31 2024 2023 2022 2021(1)
Net Asset Value, Beginning of Period $14.77 $14.96 $23.38 $25.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
0.05 0.21 0.18 0.02
Net realized and unrealized gain/(loss) 2.38 (0.11)
(4)
(8.42) (1.64)
(3)
Total from Investment Operations 2.43 0.10 (8.24) (1.62)
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (0.05) (0.29) (0.18) —
Total Dividends and Distributions (0.05) (0.29) (0.18) —
Net Asset Value, End of Period $17.15 $14.77 $14.96 $23.38
Total Return
*
16.46% 0.42% (35.31)% (6.48)%
(5)
Net assets, End of Period (in thousands) $6,860 $6,646 $19,075 $45,598
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60% 0.60% 0.60% 0.60%
Ratio of Net Investment Income/(Loss) 0.63% 1.25% 0.94% 0.67%
Portfolio Turnover Rate
(6)
11% 15% 7% 9%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Net realized and unrealized gain/ (loss) includes the voluntary reimbursement made by Janus Capital. The impact of the reimbursement to the net realized and unrealized gain/ (loss) is $0.02.
(4) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(5) 0.08% of the Fund’s total return consists of a voluntary reimbursement by Janus Capital for realized investment losses.  Excluding this item, total return would have been (6.56)%.
(6) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson International Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital.  The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2024
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year:
Financial assets of $30,492 were transferred out of Level 1 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2024
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2024, the Adviser owned 275,001 shares or 68.75% of the Fund.
Daily Net Assets Fee Rate
$0-$250 Million 0.60%
Over $250 Million 0.55%

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2024
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(2,595,316) $(5,084,578) $(7,679,894)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$7,847,845 $517,562 $(1,574,376) $(1,056,814)
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold — $ — 100,000 $ 1,604,461
Shares repurchased (50,000) (861,197) (925,000) (16,746,815)
Net Increase/(Decrease) (50,000) $ (861,197) (825,000) $ (15,142,354)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$754,696 $970,989 $— $—

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
For the period ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2024, the Fund had net realized gain of $93,099 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$— $653,350 $— $—

Janus Henderson International Sustainable Equity ETF
Additional Information
(unaudited)
20 April 30, 2024
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2024
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 April 30, 2024
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson International Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson International Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
26 April 30, 2024
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93089 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson Sustainable Corporate Bond
ETF
Janus Detroit Street Trust

Janus Henderson Sustainable Corporate Bond ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 33
Liquidity Risk Management Program .................. 37
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Michael Keough Brad Smith
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 35.4%
Consumer, Non-cyclical 23.9%
Industrial 12.3%
Consumer, Cyclical 6.6%
Technology 5.8%
Energy 4.6%
Basic Materials 2.8%
Investment Company 2.8%
Utilities 2.5%
Investments Purchased with Cash Collateral from Securities
Lending 2.5%
Communications 2.5%
Asset-Backed Security 1.5%
Swaption Purchased 0.0%
103.2%

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.35%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Effective February 28, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate Bond Index to the
Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg U.S. Corporate Bond Index as a performance benchmark because the Bloomberg U.S. Corporate Bond Index is more closely aligned with the Fund’s investment strategies and investment restrictions.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson Sustainable Corporate Bond ETF - NAV 8.50% 1.29% -4.65%
Janus Henderson Sustainable Corporate Bond ETF - Market Price 8.47% 1.29% -4.63%
Bloomberg U.S. Aggregate Bond Index 4.97% -1.47% -4.66%
Bloomberg U.S. Corporate Bond Index 7.33% 1.00% -4.64%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,085.00 $1.81 $1,000.00 $1,023.12 $1.76 0.35%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Security - 1.5%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) (cost $422,705) $ 510,807 $ 447,509
Bank Loans - 1.7%
Communications - 0.1%
Lorca Finco plc Term Loan, CME Term SOFR 3 Month + 3.5000%,
0.0000%, 4/17/31
‡,ƒ
31,000 31,155
Consumer, Non-cyclical - 0.7%
LifePoint Health, Inc. First Lien Term Loan, CME Term SOFR 3 Month + 4.7500%,
10.0559%, 11/16/28
‡,ƒ
201,000 201,617
Industrial - 0.9%
AECOM Term Loan B, CME Term SOFR 3 Month + 2.0000%, 7.1907%, 4/17/31
‡,ƒ
76,000 76,348
Genesee & Wyoming, Inc. Term Loan, CME Term SOFR 3 Month + 2.0000%,
7.3012%, 4/10/31
‡,ƒ
200,612 200,624
276,972
Total Bank Loans (cost $509,221) 509,744
Corporate Bonds - 94.7%
Basic Materials - 2.8%
Anglo American Capital plc, 5.7500%, 4/5/34 (144A) 200,000 197,487
Celanese US Holdings LLC, 6.5500%, 11/15/30 207,000 212,039
Celanese US Holdings LLC, 6.7000%, 11/15/33 139,000 143,477
International Flavors & Fragrances, Inc., 2.3000%, 11/1/30 (144A) 277,000 224,672
Sherwin-Williams Co. (The), 3.4500%, 8/1/25 78,000 75,799
853,474
Communications - 2.4%
Charter Communications Operating LLC, 6.6500%, 2/1/34
#
357,000 352,053
T-Mobile USA, Inc., 5.7500%, 1/15/34 271,000 272,927
T-Mobile USA, Inc., 4.3750%, 4/15/40 104,000 88,600
713,580
Consumer, Cyclical - 6.6%
Beazer Homes USA, Inc., 7.5000%, 3/15/31 (144A) 125,000 123,553
Ford Motor Co., 3.2500%, 2/12/32 374,000 301,231
Ford Motor Credit Co. LLC, 6.7980%, 11/7/28 200,000 204,479
General Motors Financial Co., Inc., 6.1000%, 1/7/34 450,000 447,055
Hilton Domestic Operating Co., Inc., 6.1250%, 4/1/32 (144A) 153,000 150,818
Hyatt Hotels Corp., 4.8500%, 3/15/26 77,000 75,834
LSF9 Atlantis Holdings LLC, 7.7500%, 2/15/26 (144A) 308,000 301,932
Royal Caribbean Cruises Ltd., 6.2500%, 3/15/32 (144A) 155,000 152,795
Vail Resorts, Inc., 6.5000%, 5/15/32 (144A) 226,000 226,475
1,984,172
Consumer, Non-cyclical - 23.3%
Abbott Laboratories, 6.1500%, 11/30/37 93,000 99,070
AbbVie, Inc., 2.9500%, 11/21/26 114,000 107,642
AbbVie, Inc., 3.2000%, 11/21/29 113,000 101,932
AbbVie, Inc., 4.5500%, 3/15/35 158,000 146,699
Albertsons Cos., Inc., 4.6250%, 1/15/27 (144A) 111,000 106,059
Albertsons Cos., Inc., 4.8750%, 2/15/30 (144A) 320,000 298,469
Alcon Finance Corp., 5.3750%, 12/6/32 (144A) 200,000 195,840
Archer-Daniels-Midland Co., 3.7500%, 9/15/47 197,000 143,429
Astrazeneca Finance LLC, 4.8500%, 2/26/29 30,000 29,540
Astrazeneca Finance LLC, 5.0000%, 2/26/34 139,000 135,214
Bristol-Myers Squibb Co., 5.6500%, 2/22/64 117,000 111,984
Campbell Soup Co., 5.2000%, 3/19/27 108,000 107,318
Campbell Soup Co., 5.4000%, 3/21/34 201,000 196,087
Centene Corp., 2.6250%, 8/1/31 162,000 129,623
Cigna Group (The), 2.3750%, 3/15/31 141,000 115,303

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Cigna Group (The), 3.4000%, 3/15/50 $ 108,000 $ 71,967
Coca-Cola Co. (The), 2.8750%, 5/5/41 200,000 143,351
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 272,000 225,804
Elevance Health, Inc., 1.5000%, 3/15/26 80,000 74,286
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 116,304
Elevance Health, Inc., 5.5000%, 10/15/32
#
145,000 144,393
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 102,361
Gartner, Inc., 3.6250%, 6/15/29 (144A) 123,000 110,059
Gartner, Inc., 3.7500%, 10/1/30 (144A) 396,000 344,628
HCA, Inc., 5.2000%, 6/1/28 48,000 47,170
HCA, Inc., 3.5000%, 9/1/30 172,000 151,646
HCA, Inc., 5.5000%, 6/1/33 154,000 149,607
Humana, Inc., 5.3750%, 4/15/31 185,000 180,377
Humana, Inc., 3.9500%, 8/15/49 180,000 132,153
Humana, Inc., 5.7500%, 4/15/54 159,000 149,401
Icon Investments Six Designated Activity Co., 5.8090%, 5/8/27 200,000 200,098
Illumina, Inc., 2.5500%, 3/23/31 162,000 130,323
IQVIA, Inc., 6.2500%, 2/1/29 146,000 148,376
Lamb Weston Holdings, Inc., 4.3750%, 1/31/32 (144A) 346,000 299,845
Organon & Co., 5.1250%, 4/30/31 (144A) 200,000 172,940
Smith & Nephew plc, 5.4000%, 3/20/34 157,000 151,333
Solventum Corp., 5.4500%, 3/13/31 (144A) 221,000 214,152
Solventum Corp., 5.6000%, 3/23/34 (144A) 231,000 222,791
Solventum Corp., 6.0000%, 5/15/64 (144A) 110,000 101,831
Sysco Corp., 5.7500%, 1/17/29 220,000 222,224
Sysco Corp., 6.0000%, 1/17/34 220,000 226,307
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 158,000 150,115
Tyson Foods, Inc., 5.4000%, 3/15/29 376,000 372,111
Tyson Foods, Inc., 5.7000%, 3/15/34 134,000 131,449
UnitedHealth Group, Inc., 4.2000%, 5/15/32 79,000 72,851
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 68,726
7,053,188
Energy - 4.5%
ONEOK, Inc., 5.5500%, 11/1/26 227,000 226,765
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A) 251,000 223,724
TotalEnergies Capital SA, 5.4880%, 4/5/54 231,000 224,768
Venture Global LNG, Inc., 9.5000%, 2/1/29 (144A) 204,000 219,272
Western Midstream Operating LP, 6.1500%, 4/1/33 254,000 253,549
Williams Cos., Inc. (The), 3.9000%, 1/15/25 233,000 229,905
1,377,983
Financial - 35.4%
Alexandria Real Estate Equities, Inc., 5.6250%, 5/15/54 130,000 119,479
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
73,000 70,012
American Homes 4 Rent LP, 5.5000%, 2/1/34 154,000 148,495
Arthur J Gallagher & Co., 6.5000%, 2/15/34 84,000 87,481
Arthur J Gallagher & Co., 5.4500%, 7/15/34 98,000 95,203
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
191,000 152,153
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 163,763
Bank of America Corp., SOFR + 1.6500%, 5.4680%, 1/23/35
‡
136,000 132,256
Barclays plc, SOFR + 2.2200%, 6.4900%, 9/13/29
‡
200,000 204,367
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 98,000 74,155
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A) 74,000 75,998
Blue Owl Capital Corp. III, 3.1250%, 4/13/27 118,000 106,723

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2024
8 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Blue Owl Finance LLC, 6.2500%, 4/18/34 (144A) $ 373,000 $ 369,595
Capital One Financial Corp., SOFR + 0.8550%, 1.8780%, 11/2/27
‡
122,000 110,655
Capital One Financial Corp., SOFR + 1.9050%, 5.7000%, 2/1/30
‡
26,000 25,641
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
137,000 147,426
CBRE Services, Inc., 5.9500%, 8/15/34 310,000 308,231
Charles Schwab Corp. (The), SOFR + 2.0100%, 6.1360%, 8/24/34
‡
302,000 306,221
Citigroup, Inc., SOFR + 1.1670%, 2.5610%, 5/1/32
‡
284,000 231,217
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
71,000 58,720
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
87,000 71,031
Corebridge Financial, Inc., 3.8500%, 4/5/29 34,000 31,211
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
1.4000%, 5.7050%, 3/1/30 (144A)
#,‡
310,000 306,134
Deutsche Bank AG, SOFR + 2.5100%, 6.8190%, 11/20/29
‡
187,000 192,193
Discover Financial Services, SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
266,000 292,810
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32
‡
39,000 37,901
GGAM Finance Ltd., 8.0000%, 6/15/28 (144A) 228,000 234,803
Goldman Sachs Group, Inc. (The), SOFR + 1.2650%, 5.7270%, 4/25/30
‡
197,000 197,321
Goldman Sachs Group, Inc. (The), SOFR + 1.5520%, 5.8510%, 4/25/35
‡
197,000 197,104
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34
‡
200,000 201,147
Jane Street Group, 7.1250%, 4/30/31 (144A) 376,000 378,355
JBS USA Holding Lux SARL, 3.6250%, 1/15/32 487,000 405,583
JPMorgan Chase & Co., SOFR + 1.1900%, 5.0400%, 1/23/28
‡
44,000 43,376
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
215,000 194,364
JPMorgan Chase & Co., SOFR + 1.4500%, 5.2990%, 7/24/29
‡
91,000 90,029
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 191,935
JPMorgan Chase & Co., SOFR + 1.8450%, 5.3500%, 6/1/34
‡
75,000 72,935
JPMorgan Chase & Co., SOFR + 1.6200%, 5.3360%, 1/23/35
‡
47,000 45,558
Kilroy Realty LP, 6.2500%, 1/15/36 317,000 297,737
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.6000%, 3.5110%, 3/18/26
‡
320,000 312,963
Macquarie Airfinance Holdings Ltd., 6.4000%, 3/26/29 (144A) 27,000 26,922
Macquarie Airfinance Holdings Ltd., 8.1250%, 3/30/29 (144A) 142,000 148,490
Macquarie Airfinance Holdings Ltd., 6.5000%, 3/26/31 (144A) 34,000 34,025
Metropolitan Life Global Funding I, 5.1500%, 3/28/33 (144A) 383,000 370,987
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
47,000 46,255
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29
‡
108,000 107,339
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
57,000 54,694
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
‡
162,000 151,725
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 173,888
Nasdaq, Inc., 5.5500%, 2/15/34 103,000 100,740
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 250,000 205,993
Nordea Bank Abp, 5.3750%, 9/22/27 (144A) 200,000 198,604
PNC Financial Services Group, Inc. (The), SOFR + 1.8410%, 5.5820%, 6/12/29
‡
106,000 105,524
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
233,000 234,821
Safehold GL Holdings LLC, 6.1000%, 4/1/34 233,000 225,451
Sixth Street Lending Partners, 6.5000%, 3/11/29 (144A) 460,000 451,390
Sun Communities Operating LP, 5.5000%, 1/15/29 79,000 77,635
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 214,499
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 88,954
Truist Financial Corp., SOFR + 1.6200%, 5.4350%, 1/24/30
‡
47,000 46,040
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35
‡
51,000 49,495
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34
‡
72,000 66,440

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
$ 169,000 $ 167,047
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
71,000 69,361
Ventas Realty LP, 4.8750%, 4/15/49 143,000 115,860
Wells Fargo & Co., SOFR + 1.5000%, 5.1980%, 1/23/30
‡
96,000 94,131
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
100,000 97,139
Willis North America, Inc., 5.3500%, 5/15/33 236,000 226,919
10,732,649
Industrial - 11.4%
Amphenol Corp., 5.0500%, 4/5/29 61,000 60,215
Amphenol Corp., 5.2500%, 4/5/34 55,000 54,292
BAE Systems plc, 5.2500%, 3/26/31 (144A) 200,000 195,927
Berry Global, Inc., 5.6500%, 1/15/34 (144A) 311,000 300,361
Boeing Co. (The), 6.2980%, 5/1/29 (144A) 18,000 18,072
Boeing Co. (The), 6.5280%, 5/1/34 (144A) 94,000 94,677
Boeing Co. (The), 6.8580%, 5/1/54 (144A) 27,000 27,073
Boeing Co. (The), 3.8250%, 3/1/59 146,000 89,523
Deere & Co., 2.7500%, 4/15/25 315,000 307,124
Jacobs Engineering Group, Inc., 6.3500%, 8/18/28 225,000 228,967
Johnson Controls International plc, 1.7500%, 9/15/30
#
323,000 260,327
Nordson Corp., 5.6000%, 9/15/28 104,000 104,018
Nordson Corp., 5.8000%, 9/15/33 149,000 150,543
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 106,000 106,453
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 249,000 251,020
RTX Corp., 6.0000%, 3/15/31 119,000 122,000
RTX Corp., 6.1000%, 3/15/34 98,000 101,304
SMBC Aviation Capital Finance DAC, 5.3000%, 4/3/29 (144A) 233,000 227,269
SMBC Aviation Capital Finance DAC, 5.5500%, 4/3/34 (144A) 200,000 191,477
Trane Technologies Financing Ltd., 5.2500%, 3/3/33 71,000 69,842
TransDigm, Inc., 6.3750%, 3/1/29 (144A) 199,000 197,480
Trimble, Inc., 6.1000%, 3/15/33
#
294,000 298,292
3,456,256
Technology - 5.8%
Autodesk, Inc., 2.8500%, 1/15/30 96,000 83,651
Broadcom, Inc., 3.1870%, 11/15/36 (144A) 144,000 110,418
Broadcom, Inc., 4.9260%, 5/15/37 (144A) 222,000 202,734
Constellation Software, Inc., 5.1580%, 2/16/29 (144A) 41,000 40,104
Constellation Software, Inc., 5.4610%, 2/16/34 (144A) 119,000 115,980
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A) 507,000 491,365
MSCI, Inc., 4.0000%, 11/15/29 (144A) 212,000 191,576
MSCI, Inc., 3.8750%, 2/15/31 (144A) 171,000 149,643
QUALCOMM, Inc., 6.0000%, 5/20/53 200,000 209,922
VMware LLC, 4.7000%, 5/15/30 84,000 79,679
Workday, Inc., 3.5000%, 4/1/27 37,000 35,124
Workday, Inc., 3.8000%, 4/1/32 43,000 38,050
1,748,246
Utilities - 2.5%
Duke Energy Progress LLC, 5.3500%, 3/15/53 114,000 105,793
Southern Co. (The), 5.7000%, 3/15/34 148,000 147,549
Vistra Operations Co. LLC, 6.8750%, 4/15/32 (144A) 209,000 208,125
Xcel Energy, Inc., 5.4500%, 8/15/33 315,000 303,956
765,423
Total Corporate Bonds (cost $29,779,308) 28,684,971

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2024
10 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investment Companies - 2.8%
Money Market Funds - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3600%
£,∞
(cost $844,126) 843,957 $ 844,126
Investments Purchased with Cash Collateral from Securities Lending - 2.5%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 5.2676%
£,∞
609,182 609,182
Time Deposits - 0.5%
Royal Bank of Canada, 5.3100%, 5/1/24 $ 152,296 152,296
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $761,474) 761,478
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0.0%
Counterparty/Reference Asset
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2, Credit Default Swap, maturing 12/20/2028, fixed rate 5.000%, payment frequency: Quarterly,
Notional amount $1,500,000, premiums paid $11,695, unrealized depreciation
$(10,044), exercise price $101.00, expires 6/20/24* 1,500,000 1,651
Total OTC Purchased Call Credit Default Swaptions - Buy Protection (premiums paid
$11,695, unrealized depreciation $(10,044)) 1,651
Total Investments (total cost $32,328,529 ) - 103.2% 31,249,479
Liabilities, net of Cash, Receivables and Other Assets - (3.2%) (962,543)
Net Assets - 100.0% $30,286,936
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 27,325,008 87.4%
United Kingdom 1,302,669 4.2
Ireland 923,489 3.0
Luxembourg 405,583 1.3
Denmark 306,134 1.0
France 224,768 0.7
Australia 205,993 0.7
Netherlands 201,147 0.6
Finland 198,604 0.6
Canada 156,084 0.5
Total $ 31,249,479 100.0%

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/24
............. Shares
Held at
4/30/24
Dividend
Income
Investment Company - 2.8%
Money Market Funds - 2.8%
Janus Henderson Cash
Liquidity Fund LLC,
5.3600%
∞
$ 508,070 $ 15,167,407 $ (14,831,351) $ – $ – $ 844,126 843,957 $ 19,051
Investments Purchased
with Cash Collateral from
Securities Lending - 2.5%
Investment Companies - 2.0%
Janus Henderson Cash
Collateral Fund LLC,
5.2676%
∞
– 710,120 (100,940) – 2 609,182 609,182 858
Δ
Total Affiliated Investments
- 4.8% $508,070 $15,877,527 $(14,932,291) $– $2 $1,453,308 $19,909
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 11 6/28/24 $ 2,229,219 $ (16,498)
U.S. Treasury Long Bonds 66 6/18/24 7,511,625 (322,314)
U.S. Treasury Ultra Bonds 18 6/18/24 2,152,125 (110,027)
Total - Futures Long (448,839)
Futures Short:
U.S. Treasury 10 Year Notes 3 6/18/24 (322,313) 855
U.S. Treasury 10 Year Ultra Bonds 100 6/18/24 (11,021,875) 327,732
U.S. Treasury 5 Year Notes 19 6/28/24 (1,990,102) 15,694
Total - Futures Short 344,281
Total $(104,558)
Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2
Credit Default Swap,
S&P Credit Rating: NR,
maturing 12/20/2028,
fixed rate 5%, payment
frequency: Quarterly 94.00 USD 06/20/24 $1,500,000 $(3,839) $3,144 $(695)

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2024
12 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2024.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2024.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2024
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
Purchased swaption contracts, at value $1,651 $— $1,651
*
Futures contracts — 344,281 344,281
Total Asset Derivatives $1,651 $344,281 $345,932
Liability Derivatives:
*
Futures contracts — 448,839 448,839
Swaptions written, at value 695 — 695
Total Liability Derivatives $695 $448,839 $449,534
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(32,495) $(32,495)
Purchased swaption contracts (50) — (50)
Total $(50) $(32,495) $(32,545)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(19,688) $(19,688)
Purchased swaption contracts (10,044) (10,044)
Written swaption contracts 3,144 — 3,144
Total $(6,900) $(19,688) $(26,588)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2024
Futures contracts:
Average notional amount of contracts - long $15,240,237
Average notional amount of contracts - short 10,154,251
Swaptions:
Average value of swaption contracts purchased 4,602
Average value of swaption contracts written 1,332

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability(a)
Collateral
Pledged(b) Net Amount
Goldman Sachs Group, Inc. $ 1,651 $ (695) $ — $ 956
JPMorgan Chase Bank NA 743,682 — (743,682) —
Total $ 745,333 $ (695) $ (743,682) $ 956
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability(a)
Collateral
Pledged(b) Net Amount
Goldman Sachs Group, Inc. $ 695 $ (695) $  — $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
14 April 30, 2024
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
Bloomberg U.S. Corporate
Bond Index
Bloomberg U.S. Corporate Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate bond market.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2024.
∞ Rate shown is the 7-day yield as of April 30, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2024.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2024 is $10,481,705 which represents 34.6% of net assets.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
Janus Detroit Street Trust 15
The following is a summa ry of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 447,509 $ —
Bank Loans — 509,744 —
Corporate Bonds — 28,684,971 —
Investment Companies — 844,126 —
Investments Purchased with Cash Collateral from Securities
Lending — 761,478 —
Swaption Purchased — 1,651 —
Total Investments in Securities $ — $ 31,249,479 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 344,281 $ — $ —
Total Assets $ 344,281 $ 31,249,479 $ —
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 448,839 $ — $ —
Swaptions Written, at Value — 695 —
Total Liabilities $ 448,839 $ 695 $ —
(a) Other financial instruments include futures, written swaptions contracts. Futures contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Written swaptions are reported at their market value at measurement date.

Janus Henderson Sustainable Corporate Bond ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
16 October 31, 2023
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $30,863,528)
(1)
$ 29,794,520
Affiliated investments, at value (cost $1,453,306) 1,453,308
Purchased swaptions, at value (premiums paid $11,695) 1,651
Due from broker for futures 210,000
Receivable for variation margin on futures contracts 12,444
Receivables:
Investments sold 1,095,955
Interest 357,715
Total Assets 32,925,593
Liabilities:
Collateral on securities loaned (Note 3) 761,478
Swaptions written, at value (premiums received $3,839) 695
Due to custodian 167,607
Payables:
Investments purchased 1,700,132
Management fees 8,745
Total Liabilities 2,638,657
Commitments and contingent liabilities
Net Assets $ 30,286,936
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 38,805,619
Total distributable earnings (loss) (8,518,683)
Total Net Assets $ 30,286,936
Net Assets $ 30,286,936
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 750,001
Net Asset Value Per Share $ 40.38
(1) Includes $743,682 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Sustainable Corporate Bond ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Investment Income:
Interest $ 768,279
Dividends from affiliates 19,051
Affiliated securities lending income, net     858
Unaffiliated securities lending income, net 220
Total Investment Income 788,408
Expenses:
Management Fees 53,449
Total Expenses 53,449
Net Investment Income/(Loss) 734,959
Net Realized Gain/(Loss) on Investments:
Investments $ (1,461,614)
Futures contracts (32,495)
Written swaption contracts (50)
Total Net Realized Gain/(Loss) on Investments $ (1,494,159)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 3,213,923
Investments in affiliates 2
Purchased swaption contracts (10,044)
Futures contracts (19,688)
Written swaption contracts 3,144
Total Change in Unrealized Net Appreciation/Depreciation $ 3,187,337
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,428,137

Janus Henderson Sustainable Corporate Bond ETF
Statements of Changes in Net Assets
18 April 30, 2024
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 734,959 $ 1,180,236
Net realized gain/(loss) on investments (1,494,159) (2,312,698)
Change in unrealized net appreciation/depreciation 3,187,337 1,576,870
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,428,137 444,408
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (719,927) (1,150,151)
Net Decrease from Dividends and Distributions to Shareholders (719,927) (1,150,151)
Net Increase/(Decrease) in Net Assets 1,708,210 (705,743)
Net Assets: — —
Beginning of Period   28,578,726 29,284,469
End of Period $ 30,286,936 $ 28,578,726

Janus Henderson Sustainable Corporate Bond ETF
Financial Highlights
Janus Detroit Street Trust 19
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2024 (unaudited) and each year or period ended October 31 2024 2023 2022 2021(1)
Net Asset Value, Beginning of Period $38.10 $39.05 $49.56 $50.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
0.98 1.57 1.02 0.13
Net realized and unrealized gain/(loss) 2.26 (0.99) (10.33) (0.57)
Total from Investment Operations 3.24 0.58 (9.31) (0.44)
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (0.96) (1.53) (1.09) —
Distributions (from capital gains) — — (0.11) —
Total Dividends and Distributions (0.96) (1.53) (1.20) —
Net Asset Value, End of Period $40.38 $38.10 $39.05 $49.56
Total Return
*
8.50% 1.33% (19.08)% (0.88)%
Net assets, End of Period (in thousands) $30,287 $28,579 $29,284 $49,561
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 4.81% 3.88% 2.28% 1.81%
Portfolio Turnover Rate
(3)
115% 118% 92% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2024
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable Corporate Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.
The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2024
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2024
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options on Swap Contracts (Swaptions )
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as
“swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the
Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the
Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
Swaptions purchased are reported in the Schedule of Investments (if applicable).
Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the period, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
During the period, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2024
conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event,

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2024
the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2024" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $743,682 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2024 is $761,478, resulting in the net amount due to the counterparty of $17,796.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fund as of  April 30,
2024.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2024
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2024, the Adviser owned 550,001 shares or 73.33% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2024 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
The Board of Trustees (the “Trustees”) approved to change the Fund’s name to Janus Henderson Corporate Bond ETF , as well as its ticker, investment objective, and principal investment strategies effective on or about May 13, 2024. These changes are part of an initiative to reposition the Fund to shift its focus from the Adviser giving special consideration to certain environmental, social, and governance (“ESG”) factors in its security selection process and, instead, integrating
ESG factors as part of its investment process only.
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,589,900) $(2,459,943) $(6,049,843)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$32,328,529 $130,317 $(1,209,367) $(1,079,050)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$34,128,686 $34,181,310 $— $—

Janus Henderson Sustainable Corporate Bond ETF
Additional Information
(unaudited)
32 April 30, 2024
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 33
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
34 April 30, 2024
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 35
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
36 April 30, 2024
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson Sustainable Corporate Bond ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 37
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson Sustainable Corporate Bond ETF
Liquidity Risk Management Program
(unaudited)
38 April 30, 2024
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93092 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson U.S. Sustainable Equity ETF
Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 20
Liquidity Risk Management Program .................. 24
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Microsoft Corp.
Software 7.9%
NVIDIA Corp.
Semiconductors & Semiconductor Equipment 7.2%
Westinghouse Air Brake Technologies Corp.
Machinery 5.7%
Progressive Corp. (The)
Insurance 4.8%
Xylem, Inc.
Machinery 4.0%
29.6%
Sector Allocation
– (% of Net Assets)
Technology 25.5%
Industrial 22.8%
Consumer, Non-cyclical 19.5%
Financial 17.7%
Communications 5.9%
Consumer, Cyclical 5.7%
Investment Company 2.9%
100.0%

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.55%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson U.S. Sustainable Equity ETF - NAV 23.75% 21.61% 0.79%
Janus Henderson U.S. Sustainable Equity ETF - Market Price 23.65% 21.51% 0.76%
S&P 500
®
Index 20.98% 22.66% 5.87%
* The Fund commenced operations on September 8, 2021.

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,237.50 $3.06 $1,000.00 $1,022.13 $2.77 0.55%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97 .1%
Automobile Components - 1 .5%
Aptiv plc* 1,728 $ 122,688
Biotechnology - 1 .3%
Vertex Pharmaceuticals, Inc.* 266 104,487
Building Products - 4 .0%
Advanced Drainage Systems, Inc. 1,313 206,141
Carrier Global Corp. 1,964 120,766
326,907
Capital Markets - 1 .1%
S&P Global, Inc. 213 88,572
Electrical Equipment - 4 .0%
NEXTracker, Inc. - Class A* 2,206 94,395
nVent Electric plc 3,267 235,452
329,847
Electronic Equipment, Instruments & Components - 5 .1%
Keysight Technologies, Inc.* 1,431 211,702
TE Connectivity Ltd. 1,474 208,542
420,244
Financial Services - 4 .8%
Mastercard, Inc. - Class A 595 268,464
Walker & Dunlop, Inc. 1,321 121,043
389,507
Food Products - 0 .9%
McCormick & Co., Inc. (Non-Voting) 946 71,953
Ground Transportation - 2 .3%
Uber Technologies, Inc.* 2,836 187,942
Health Care Equipment & Supplies - 1 .6%
Edwards Lifesciences Corp.* 1,097 92,883
STAAR Surgical Co.* 777 35,711
128,594
Health Care Providers & Services - 6 .5%
Encompass Health Corp. 2,965 247,221
Humana, Inc. 598 180,650
McKesson Corp. 199 106,905
534,776
Health Care Technology - 0 .9%
Certara, Inc.* 4,333 74,138
Industrial REITs - 1 .5%
Prologis, Inc. 1,215 123,991
Insurance - 9 .6%
Arthur J Gallagher & Co. 648 152,079
Marsh & McLennan Cos., Inc. 1,236 246,496
Progressive Corp. (The) 1,877 390,885
789,460
Life Sciences Tools & Services - 6 .2%
Bruker Corp. 1,723 134,411
ICON plc* 947 282,093
Revvity, Inc. 875 89,661
506,165
Machinery - 9 .7%
Westinghouse Air Brake Technologies Corp. 2,915 469,548
Xylem, Inc. 2,496 326,227
795,775
Pharmaceuticals - 1 .1%
Eli Lilly & Co. 112 87,483

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 13 .9%
Lam Research Corp. 296 $ 264,745
NVIDIA Corp. 686 592,718
ON Semiconductor Corp.* 1,231 86,367
Texas Instruments, Inc. 1,112 196,179
1,140,009
Software - 11 .6%
Autodesk, Inc.* 717 152,614
Cadence Design Systems, Inc.* 552 152,148
Microsoft Corp. 1,668 649,402
954,164
Specialized REITs - 1 .8%
Crown Castle, Inc. 331 31,041
Equinix, Inc. 165 117,333
148,374
Specialty Retail - 2 .0%
Home Depot, Inc. (The) 501 167,444
Trading Companies & Distributors - 2 .1%
Core & Main, Inc. - Class A* 3,093 174,662
Wireless Telecommunication Services - 3 .6%
T-Mobile US, Inc. 1,802 295,834
Total Common Stocks (cost $7,388,850) 7,963,016
Investment Companies - 2 .9%
Money Market Funds - 2 .9%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.1700%
∞
(cost $239,332) 239,332 239,332
Total Investments (total cost $ 7,628,182 ) - 100 .0% 8,202,348
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (687)
Net Assets - 100.0% $8,201,661
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 7,562,115 92 .2%
Ireland 404,781 4 .9
United Kingdom 235,452 2 .9
Total $ 8,202,348 100 .0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
8 April 30, 2024
S&P 500
®
Index S&P 500
®
Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2024.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 7,963,016 $ — $ —
Investment Companies 239,332 — —
Total Assets $ 8,202,348 $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $7,628,182) $ 8,202,348
Receivables:
Dividends 1,952
Interest 1,126
Total Assets 8,205,426
Liabilities:
Payables:
Management fees 3,765
Total Liabilities 3,765
Commitments and contingent liabilities
Net Assets $ 8,201,661
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 10,417,028
Total distributable earnings (loss) (2,215,367)
Total Net Assets $ 8,201,661
Net Assets $ 8,201,661
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 325,001
Net Asset Value Per Share $ 25 .24

Janus Henderson U.S. Sustainable Equity ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
10 April 30, 2024
See Notes to Financial Statements.
Investment Income:
Dividends $ 38,927
Interest 1
Total Investment Income 38,928
Expenses:
Management Fees 22,061
Total Expenses 22,061
Net Investment Income/(Loss) 16,867
Net Realized Gain/(Loss) on Investments:
Investments $ (225,650)
Total Net Realized Gain/(Loss) on Investments $ (225,650)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 1,862,732
Total Change in Unrealized Net Appreciation/Depreciation $ 1,862,732
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,653,949

Janus Henderson U.S. Sustainable Equity ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 16,867 $ 62,041
Net realized gain/(loss) on investments (225,650) (1,239,258)
Change in unrealized net appreciation/depreciation 1,862,732 3,697,640
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,653,949 2,520,423
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (21,850) (65,021)
Net Decrease from Dividends and Distributions to Shareholders (21,850) (65,021)
Capital Share Transactions (586,636) (15,234,565)
Net Increase/(Decrease) in Net Assets 1,045,463 (12,779,163)
Net Assets: — —
Beginning of Period   7,156,198 19,935,361
End of Period $ 8,201,661 $ 7,156,198

Janus Henderson U.S. Sustainable Equity ETF
Financial Highlights
12 April 30, 2024
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2024 (unaudited) and each year or period ended October 31 2024 2023 2022 2021(1)
Net Asset Value, Beginning of Period $20.45 $18.99 $25.38 $25.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
0.05 0.08 0.04 —
(3)
Net realized and unrealized gain/(loss) 4.80 1.46 (6.32) 0.38
Total from Investment Operations 4.85 1.54 (6.28) 0.38
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (0.06) (0.08) (0.11) —
Total Dividends and Distributions (0.06) (0.08) (0.11) —
Net Asset Value, End of Period $25.24 $20.45 $18.99 $25.38
Total Return
*
23.75% 8.11% (24.82)% 1.52%
Net assets, End of Period (in thousands) $8,202 $7,156 $19,935 $51,394
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55% 0.55% 0.55% 0.55%
Ratio of Net Investment Income/(Loss) 0.42% 0.40% 0.19% (0.01)%
Portfolio Turnover Rate
(4)
11% 17% 9% 1%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2024
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output,

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2024
result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2024, the Adviser owned 225,001 shares or 69.23% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Daily Net Assets Fee Rate
$0-$250 Million 0.55%
Over $250 Million 0.50%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2024
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2024, the Fund had net realized gain of $8,145 from in-kind redemptions. Gains on in-
kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,397,339) $(1,167,789) $(2,565,128)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$7,628,182 $1,463,790 $(889,624) $574,166
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold — $ — 100,000 $ 2,049,342
Shares repurchased (25,000) (586,636) (800,000) (17,283,907)
Net Increase/(Decrease) (25,000) $ (586,636) (700,000) $ (15,234,565)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$862,274 $995,414 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$— $551,042 $— $—

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
20 April 30, 2024
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 April 30, 2024
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson U.S. Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
24 April 30, 2024
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson U.S. Sustainable Equity ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 25
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93093 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 27
Liquidity Risk Management Program ................. 31
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
Jessica Shill John Kerschner Nick Childs
co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson B-BBB CLO ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligation 92.0%
Exchange Traded Fund 4.7%
Investment Company 2.4%
99.1%
Ratings
†
Summary
– (% of Net Assets)
AAA 0.56%
Baa 84.51%
Ba 5.55%
B 0.45%
Other 8.93%
† Credit quality ratings reflect the middle rating received from Moody’s,
Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used.
If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).
"Other" includes Liabilities, net of Cash Receivables and Other Assets.

Janus Henderson B-BBB CLO ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.50% (gross), 0.49% (net). See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value .
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Effective February 28, 2024, the Fund changed its broad-based securities market index from the J.P. Morgan CLO High Quality Mezzanine Index to the
Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. Effective February 28, 2024, the Fund changed the performance benchmark from the J.P. Morgan CLO High Quality Mezzanine Index to the J.P. Morgan CLO BBB Index because J.P. Morgan CLO BBB Index is more closely aligned with the Fund's investment strategies. Returns for both benchmarks will be shown for a transition period.
Average Annual Total Return for the periods ended April 30, 2024
Fiscal
Year-to-
Date
One
Year
Since
Inception
*
Janus Henderson B-BBB CLO ETF - NAV 8.65% 16.44% 5.68%
Janus Henderson B-BBB CLO ETF - Market Price 8.56% 16.36% 5.84%
JP Morgan CLO BBB Index 9.47% 18.45% 7.84%
Bloomberg U.S. Aggregate Bond Index 4.97% -1.47% -4.44%
J.P. Morgan CLO High Quality Mezzanine Index 10.14% 19.32% 8.22%
* The Fund commenced operations on January 11, 2022.

Janus Henderson B-BBB CLO ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,086.50 $2.49 $1,000.00 $1,022.48 $2.41 0.48%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 92.0%
522 Funding CLO Ltd. 2021-7A D, CME Term SOFR 3 Month + 3.1616%,
8.4880%, 4/23/34 (144A)
‡
$ 2,140,000 $ 2,107,232
522 Funding CLO Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.4116%,
8.7380%, 10/23/34 (144A)
‡
13,000,000 12,582,102
AB BSL CLO 1 Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.4500%,
8.7786%, 1/15/35 (144A)
‡
2,000,000 1,972,498
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 8.9402%,
4/15/34 (144A)
‡
1,000,000 1,001,079
AGL CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 8.4902%,
4/15/34 (144A)
‡
2,000,000 1,999,018
AGL CLO 6 Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.5116%, 8.8362%,
7/20/34 (144A)
‡
2,000,000 2,000,156
AGL CLO 7 Ltd. 2020-7A DR, CME Term SOFR 3 Month + 3.3616%, 8.6902%,
7/15/34 (144A)
‡
250,000 250,036
Aimco CLO 10 Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.1616%, 8.4862%,
7/22/32 (144A)
‡
2,000,000 1,999,934
Aimco CLO 14 Ltd. 2021-14A D, CME Term SOFR 3 Month + 3.1616%, 8.4862%,
4/20/34 (144A)
‡
2,850,000 2,850,553
Alinea CLO Ltd. 2018-1A D, CME Term SOFR 3 Month + 3.3616%, 8.6862%,
7/20/31 (144A)
‡
7,000,000 7,006,104
Allegany Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
8.4246%, 1/20/35 (144A)
‡
1,000,000 1,000,055
Allegro CLO VIII Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.3616%, 8.6902%,
7/15/31 (144A)
‡
7,750,000 7,749,845
Annisa CLO Ltd. 2016-2A DR, CME Term SOFR 3 Month + 3.2616%, 8.5862%,
7/20/31 (144A)
‡
1,500,000 1,501,413
Apidos CLO XV 2013-15A DRR, CME Term SOFR 3 Month + 2.9616%, 8.2862%,
4/20/31 (144A)
‡
2,000,000 1,999,938
Apidos CLO XXIII 2015-23A DR, CME Term SOFR 3 Month + 3.2116%, 8.5402%,
4/15/33 (144A)
‡
4,750,000 4,757,438
Ares LXII CLO Ltd. 2021-62A D, CME Term SOFR 3 Month + 3.3616%, 8.6852%,
1/25/34 (144A)
‡
3,000,000 3,001,554
Ares XLI CLO Ltd. 2016-41A DR, CME Term SOFR 3 Month + 3.2616%, 8.5902%,
4/15/34 (144A)
‡
1,250,000 1,248,706
Ares XXVII CLO Ltd. 2013-2A DR2, CME Term SOFR 3 Month + 3.5116%,
8.8365%, 10/28/34 (144A)
‡
2,000,000 2,001,320
Ares XXXIV CLO Ltd. 2015-2A DR, CME Term SOFR 3 Month + 3.3616%,
8.6787%, 4/17/33 (144A)
‡
1,000,000 1,001,632
Atrium IX 9A DR, CME Term SOFR 3 Month + 3.8616%, 9.1994%, 5/28/30
(144A)
‡
5,000,000 4,999,445
Bain Capital Credit CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1716%,
8.4985%, 4/18/34 (144A)
‡
6,000,000 5,981,226
Bain Capital Credit CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.4116%,
8.7393%, 7/16/34 (144A)
‡
5,000,000 5,005,610
Bain Capital Credit CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.3616%,
8.6862%, 10/20/34 (144A)
‡
5,240,000 5,192,740
Bain Capital Credit CLO Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.4116%,
8.7380%, 10/23/34 (144A)
‡
2,000,000 1,990,192
Barings CLO Ltd. 2018-2A C, CME Term SOFR 3 Month + 2.9616%, 8.2902%,
4/15/30 (144A)
‡
2,000,000 2,000,096
Barings CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.9116%, 9.2402%,
4/15/35 (144A)
‡
3,600,000 3,605,969
Battery Park CLO II Ltd. 2022-1A D, CME Term SOFR 3 Month + 5.6800%,
11.0046%, 10/20/35 (144A)
‡
2,000,000 2,023,918

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Beechwood Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
8.4171%, 1/17/35 (144A)
‡
$ 2,600,000 $ 2,602,301
Benefit Street Partners CLO V-B Ltd. 2018-5BA C, CME Term SOFR 3 Month +
3.1916%, 8.5162%, 4/20/31 (144A)
‡
3,000,000 3,001,806
Bethpage Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%,
8.5402%, 10/15/36 (144A)
‡
1,500,000 1,500,348
BlueMountain CLO Ltd. 2015-4A DR, CME Term SOFR 3 Month + 3.2116%,
8.5362%, 4/20/30 (144A)
‡
5,000,000 4,979,855
BlueMountain CLO XXVI Ltd. 2019-26A D1R, CME Term SOFR 3 Month +
3.7616%, 9.0862%, 10/20/34 (144A)
‡
7,030,000 7,032,657
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 9.9562%, 10/20/34 (144A)
‡
1,250,000 1,241,450
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 8.6286%, 4/15/35 (144A)
‡
1,500,000 1,474,359
Boyce Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1000%, 8.4246%,
4/21/35 (144A)
‡
1,500,000 1,500,592
Buckhorn Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%,
8.6885%, 7/18/34 (144A)
‡
2,000,000 2,000,676
Carbone CLO Ltd. 2017-1A C, CME Term SOFR 3 Month + 2.8616%, 8.1862%,
1/20/31 (144A)
‡
4,000,000 4,001,420
Carlyle Global Market Strategies CLO Ltd. 2014-3RA C, CME Term SOFR 3 Month
+ 3.2116%, 8.5365%, 7/27/31 (144A)
‡
3,270,000 3,212,971
Carlyle US CLO Ltd. 2017-5A C, CME Term SOFR 3 Month + 2.7116%, 8.0362%,
1/20/30 (144A)
‡
3,000,000 2,947,122
Carlyle US CLO Ltd. 2019-2A CR, CME Term SOFR 3 Month + 3.4616%,
8.7902%, 7/15/32 (144A)
‡
1,400,000 1,401,924
Carlyle US CLO Ltd. 2021-1A C, CME Term SOFR 3 Month + 3.0616%, 8.3902%,
4/15/34 (144A)
‡
3,250,000 3,224,335
Carlyle US CLO Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.5616%, 8.8862%,
10/20/34 (144A)
‡
3,000,000 3,002,883
Carlyle US CLO Ltd. 2020-2A CR, CME Term SOFR 3 Month + 3.4616%,
8.7852%, 1/25/35 (144A)
‡
8,100,000 8,107,047
Carlyle US CLO Ltd. 2022-2A C, CME Term SOFR 3 Month + 3.5500%, 8.8746%,
4/20/35 (144A)
‡
2,500,000 2,503,130
Carlyle US CLO Ltd. 2021-7A C, CME Term SOFR 3 Month + 3.3616%, 8.6902%,
10/15/35 (144A)
‡
5,800,000 5,805,319
Carlyle US CLO Ltd. 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 9.4236%,
10/25/36 (144A)
‡
7,700,000 7,723,439
Carlyle US CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 3.8500%,
9.1746%, 4/20/37 (144A)
‡
4,250,000 4,256,770
Cedar Funding IV CLO Ltd. 2014-4A DRR, CME Term SOFR 3 Month + 3.2616%,
8.5880%, 7/23/34 (144A)
‡
2,000,000 1,989,432
Cedar Funding VI CLO Ltd. 2016-6A DRR, CME Term SOFR 3 Month + 3.5716%,
8.8962%, 4/20/34 (144A)
‡
1,000,000 979,104
Cedar Funding X CLO Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.4616%,
8.7862%, 10/20/32 (144A)
‡
2,000,000 1,999,976
Cedar Funding XII CLO Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.4116%,
8.7352%, 10/25/34 (144A)
‡
2,000,000 1,988,334
CIFC Funding 2014 Ltd. 2014-1A ER2, CME Term SOFR 3 Month + 6.1116%,
11.4385%, 1/18/31 (144A)
‡
2,250,000 2,249,991
CIFC Funding 2015-III Ltd. 2015-3A ER, CME Term SOFR 3 Month + 5.2116%,
10.5382%, 4/19/29 (144A)
‡
1,000,000 987,776
CIFC Funding 2019-I Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3616%,
6.6862%, 4/20/32 (144A)
‡
2,800,000 2,803,517

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
8 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding 2021-V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.5116%,
8.8402%, 7/15/34 (144A)
‡
$ 3,250,000 $ 3,254,192
CIFC Funding Ltd. 2017-5A D, CME Term SOFR 3 Month + 6.3616%, 11.6787%,
11/16/30 (144A)
‡
4,125,000 4,124,934
CIFC Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%, 8.6862%,
4/20/32 (144A)
‡
3,000,000 3,000,336
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 8.5902%,
7/15/36 (144A)
‡
2,200,000 2,201,976
Crown City CLO II 2020-2A CR, CME Term SOFR 3 Month + 3.3500%, 8.6746%,
4/20/35 (144A)
‡
8,650,000 8,356,739
Dryden 105 CLO Ltd. 2023-105A D, CME Term SOFR 3 Month + 5.2000%,
10.5269%, 4/18/36 (144A)
‡
1,500,000 1,519,680
Dryden 49 Senior Loan Fund 2017-49A DR, CME Term SOFR 3 Month +
3.6616%, 8.9885%, 7/18/30 (144A)
‡
2,000,000 1,988,354
Dryden 60 CLO Ltd. 2018-60A D, CME Term SOFR 3 Month + 3.2616%,
8.5902%, 7/15/31 (144A)
‡
3,250,000 3,232,502
Dryden 68 CLO Ltd. 2019-68A DR, CME Term SOFR 3 Month + 3.6116%,
8.9402%, 7/15/35 (144A)
‡
6,500,000 6,499,708
Dryden 78 CLO Ltd. 2020-78A D1AR, CME Term SOFR 3 Month + 3.7500%,
9.0671%, 4/17/37 (144A)
‡
5,500,000 5,501,964
Dryden 80 CLO Ltd. 2019-80A DR, CME Term SOFR 3 Month + 3.1000%,
8.4171%, 1/17/33 (144A)
‡
1,000,000 963,329
Dryden 85 CLO Ltd. 2020-85A DR, CME Term SOFR 3 Month + 3.4616%,
8.7902%, 10/15/35 (144A)
‡
1,300,000 1,300,079
Dryden 86 CLO Ltd. 2020-86A DR, CME Term SOFR 3 Month + 3.4616%,
8.7787%, 7/17/34 (144A)
‡
3,000,000 3,000,153
Dryden 90 CLO Ltd. 2021-90A D, CME Term SOFR 3 Month + 3.2616%,
8.5807%, 2/20/35 (144A)
‡
1,000,000 987,323
Dryden 93 CLO Ltd. 2021-93A D, CME Term SOFR 3 Month + 3.2116%, 8.5402%,
1/15/34 (144A)
‡
3,000,000 2,960,208
Dryden 97 CLO Ltd. 2022-97A D, CME Term SOFR 3 Month + 3.2000%,
8.5246%, 4/20/35 (144A)
‡
3,000,000 2,928,348
Dryden 98 CLO Ltd. 2022-98A D, CME Term SOFR 3 Month + 3.1000%,
8.4246%, 4/20/35 (144A)
‡
7,300,000 7,065,590
Dryden XXVIII Senior Loan Fund 2013-28A B1LR, CME Term SOFR 3 Month +
3.4116%, 8.7186%, 8/15/30 (144A)
‡
1,500,000 1,499,980
Eaton Vance CLO Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.3616%,
8.6902%, 10/15/34 (144A)
‡
3,000,000 3,000,939
Elmwood CLO VII Ltd. 2020-4A DR, CME Term SOFR 3 Month + 4.1500%,
9.4671%, 1/17/34 (144A)
‡
2,000,000 2,001,694
Franklin Park Place CLO I LLC 2022-1A D, CME Term SOFR 3 Month + 3.7500%,
9.0786%, 4/14/35 (144A)
‡
2,500,000 2,500,135
Generate CLO 2 Ltd. 2A DR, CME Term SOFR 3 Month + 2.8616%, 8.1862%,
1/22/31 (144A)
‡
2,000,000 1,999,164
Gilbert Park CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.2116%, 8.5402%,
10/15/30 (144A)
‡
1,000,000 999,289
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A D, CME Term SOFR 3
Month + 3.3116%, 8.6362%, 7/20/34 (144A)
‡
1,000,000 1,000,759
HalseyPoint CLO 3 Ltd. 2020-3A D1, CME Term SOFR 3 Month + 4.5116%,
9.8411%, 11/30/32 (144A)
‡
1,000,000 1,001,857
Jamestown CLO XI Ltd. 2018-11A C, CME Term SOFR 3 Month + 3.5116%,
8.8402%, 7/14/31 (144A)
‡
1,000,000 1,000,269
KKR CLO 12 Ltd. 12 DR2, CME Term SOFR 3 Month + 3.3616%, 8.6902%,
10/15/30 (144A)
‡
1,000,000 1,000,979

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 8.5786%,
10/15/32 (144A)
‡
$ 1,250,000 $ 1,231,551
LCM 31 Ltd. 31A D, CME Term SOFR 3 Month + 3.8616%, 9.1862%, 1/20/32
(144A)
‡
3,000,000 2,943,702
Madison Park Funding XVII Ltd. 2015-17A DR, CME Term SOFR 3 Month +
3.8616%, 9.1862%, 7/21/30 (144A)
‡
2,000,000 2,001,474
Magnetite XXXIX Ltd. 2023-39A D, CME Term SOFR 3 Month + 4.1500%,
9.4736%, 10/25/33 (144A)
‡
1,790,000 1,794,062
Marathon CLO Ltd. 2021-17A C, CME Term SOFR 3 Month + 4.3716%, 9.6962%,
1/20/35 (144A)
‡
2,000,000 1,985,128
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A D, CME Term SOFR 3 Month +
3.3616%, 8.6880%, 10/20/34 (144A)
‡
2,640,000 2,562,181
Myers Park CLO Ltd. 2018-1A E, CME Term SOFR 3 Month + 5.7616%, 11.0862%,
10/20/30 (144A)
‡
1,000,000 996,256
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, CME Term SOFR 3
Month + 3.1616%, 8.4893%, 10/16/33 (144A)
‡
2,500,000 2,498,962
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A D, CME Term SOFR 3
Month + 3.0616%, 8.3893%, 7/16/35 (144A)
‡
1,000,000 995,762
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A D, CME Term
SOFR 3 Month + 4.5000%, 9.8229%, 10/24/32 (144A)
‡
5,000,000 5,029,625
Newark BSL CLO 2 Ltd. 2017-1A CR, CME Term SOFR 3 Month + 3.4116%,
8.7352%, 7/25/30 (144A)
‡
4,500,000 4,488,611
Northwoods Capital XVII Ltd. 2018-17A D, CME Term SOFR 3 Month + 3.1116%,
8.4362%, 4/22/31 (144A)
‡
2,500,000 2,430,425
Oaktree CLO Ltd. 2019-3A D1R, CME Term SOFR 3 Month + 3.4716%, 8.7962%,
10/20/34 (144A)
‡
2,500,000 2,484,090
OCP CLO Ltd. 2014-5A CR, CME Term SOFR 3 Month + 3.1616%, 8.4861%,
4/26/31 (144A)
‡
2,000,000 1,993,070
OCP CLO Ltd. 2020-8RA C, CME Term SOFR 3 Month + 4.0116%, 9.3287%,
1/17/32 (144A)
‡
1,850,000 1,851,856
OCP CLO Ltd. 2020-18A DR, CME Term SOFR 3 Month + 3.4616%, 8.7862%,
7/20/32 (144A)
‡
3,400,000 3,384,877
OCP CLO Ltd. 2021-21A D, CME Term SOFR 3 Month + 3.2116%, 8.5362%,
7/20/34 (144A)
‡
4,515,000 4,469,706
OCP CLO Ltd. 2020-19A DR, CME Term SOFR 3 Month + 3.4116%, 8.7362%,
10/20/34 (144A)
‡
2,000,000 2,001,064
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 8.6402%,
7/15/34 (144A)
‡
1,750,000 1,749,893
Octagon 56 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4616%, 8.7902%,
10/15/34 (144A)
‡
2,000,000 1,995,670
Octagon Investment Partners 18-R Ltd. 2018-18A C, CME Term SOFR 3 Month +
2.9616%, 8.2893%, 4/16/31 (144A)
‡
3,505,000 3,419,012
Octagon Investment Partners 38 Ltd. 2018-1A C, CME Term SOFR 3 Month +
3.2116%, 8.5362%, 7/20/30 (144A)
‡
2,800,000 2,750,222
Octagon Investment Partners 41 Ltd. 2019-2A DR, CME Term SOFR 3 Month +
3.4616%, 8.7902%, 10/15/33 (144A)
‡
2,300,000 2,299,549
Octagon Investment Partners 44 Ltd. 2019-1A DR, CME Term SOFR 3 Month +
3.5116%, 8.8402%, 10/15/34 (144A)
‡
10,600,000 10,562,900
Octagon Investment Partners 46 Ltd. 2020-2A DR, CME Term SOFR 3 Month +
3.5616%, 8.8902%, 7/15/36 (144A)
‡
2,000,000 1,964,540
OHA Loan Funding Ltd. 2016-1A DR, CME Term SOFR 3 Month + 3.2616%,
8.5862%, 1/20/33 (144A)
‡
4,500,000 4,502,808
Palmer Square CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.0500%,
8.3746%, 4/20/35 (144A)
‡
1,000,000 999,308

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
10 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Palmer Square Loan Funding Ltd. 2022-2A C, CME Term SOFR 3 Month +
3.1000%, 8.4286%, 10/15/30 (144A)
‡
$ 2,645,000 $ 2,646,106
Peebles Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 3.5000%,
8.8043%, 4/21/37 (144A)
‡
8,000,000 7,996,856
Post CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%, 8.5246%,
4/20/35 (144A)
‡
4,500,000 4,491,931
PPM CLO Ltd. 2018-1A D, CME Term SOFR 3 Month + 3.5116%, 8.8402%,
7/15/31 (144A)
‡
3,750,000 3,750,697
RAD CLO 15 Ltd. 2021-15A D, CME Term SOFR 3 Month + 3.3116%, 8.6362%,
1/20/34 (144A)
‡
1,000,000 1,000,555
Rad CLO 18 Ltd. 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 10.5786%,
4/15/36 (144A)
‡
2,412,000 2,467,049
RAD CLO 19 Ltd. 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 11.0746%,
4/20/35 (144A)
‡
1,000,000 1,001,089
RAD CLO 21 Ltd. 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 9.7235%,
1/25/33 (144A)
‡
3,250,000 3,255,730
RAD CLO 3 Ltd. 2019-3A ER, CME Term SOFR 3 Month + 6.7616%, 12.0902%,
4/15/32 (144A)
‡
2,000,000 2,001,640
Regatta XII Funding Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%,
8.6902%, 10/15/32 (144A)
‡
2,000,000 2,000,668
Regatta XX Funding Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.3616%,
8.6902%, 10/15/34 (144A)
‡
250,000 250,286
Rockford Tower CLO Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.3616%,
8.6862%, 10/20/31 (144A)
‡
7,800,000 7,799,735
Rockford Tower CLO Ltd. 2020-1A D1R, CME Term SOFR 3 Month + 4.6000%,
9.9246%, 1/20/36 (144A)
‡
5,500,000 5,527,737
Romark CLO II Ltd. 2018-2A D, CME Term SOFR 3 Month + 6.5116%, 11.8352%,
7/25/31 (144A)
‡
6,100,000 6,038,988
Romark CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 6.9116%, 12.2380%,
10/23/30 (144A)
‡
2,000,000 1,975,536
Romark WM-R Ltd. 2018-1A D, CME Term SOFR 3 Month + 3.2816%, 8.6062%,
4/20/31 (144A)
‡
8,832,500 8,686,172
RR 3 Ltd. 2018-3A CR2, CME Term SOFR 3 Month + 2.7616%, 8.0902%, 1/15/30
(144A)
‡
1,660,000 1,636,989
RR 4 Ltd. 2018-4A D, CME Term SOFR 3 Month + 6.1116%, 11.4402%, 4/15/30
(144A)
‡
2,250,000 2,229,588
RRX 4 Ltd. 2021-4A C, CME Term SOFR 3 Month + 3.4116%, 8.7402%, 7/15/34
(144A)
‡
2,000,000 2,001,248
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
0.0000%, 4/25/37 (144A)
‡
6,750,000 6,752,403
Sandstone Peak Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8116%, 9.1402%,
10/15/34 (144A)
‡
2,000,000 1,986,054
Signal Peak CLO 1 Ltd. 2014-1A DR3, CME Term SOFR 3 Month + 3.6616%,
8.9787%, 4/17/34 (144A)
‡
2,000,000 2,001,078
Signal Peak CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.4616%,
8.7846%, 1/24/35 (144A)
‡
1,500,000 1,501,039
Sixth Street CLO XIX Ltd. 2021-19A D, CME Term SOFR 3 Month + 3.2616%,
8.5862%, 7/20/34 (144A)
‡
2,500,000 2,502,922
TCI-Flatiron CLO Ltd. 2017-1A D, CME Term SOFR 3 Month + 3.0116%, 8.3307%,
11/18/30 (144A)
‡
5,500,000 5,500,077
TCI-Flatiron CLO Ltd. 2017-1A E, CME Term SOFR 3 Month + 6.6116%, 11.9307%,
11/18/30 (144A)
‡
4,000,000 4,008,956
TCW CLO Ltd. 2020-1A DRR, CME Term SOFR 3 Month + 3.6616%, 8.9862%,
4/20/34 (144A)
‡
4,500,000 4,423,329

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Tiaa CLO III Ltd. 2017-2A D, CME Term SOFR 3 Month + 2.8616%, 8.1893%,
1/16/31 (144A)
‡
$ 3,250,000 $ 3,167,522
TICP CLO VIII Ltd. 2017-8A CR, CME Term SOFR 3 Month + 3.6616%, 8.9862%,
10/20/34 (144A)
‡
2,000,000 2,001,104
Trinitas CLO XVI Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.5616%,
8.8862%, 7/20/34 (144A)
‡
1,500,000 1,489,213
Upland CLO Ltd. 2016-1A CR, CME Term SOFR 3 Month + 3.1616%, 8.4862%,
4/20/31 (144A)
‡
2,000,000 2,000,524
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%,
8.8162%, 10/20/34 (144A)
‡
2,000,000 1,960,764
Vibrant ClO 1X Ltd. 2018-9A C, CME Term SOFR 3 Month + 3.4616%, 8.7862%,
7/20/31 (144A)
‡
1,500,000 1,492,953
Voya CLO Ltd. 2014-2A CR, CME Term SOFR 3 Month + 3.8116%, 9.1287%,
4/17/30 (144A)
‡
2,000,000 1,989,742
Voya CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1116%, 8.4402%,
4/15/31 (144A)
‡
3,000,000 2,975,265
Voya CLO Ltd. 2018-3A D, CME Term SOFR 3 Month + 3.2616%, 8.5902%,
10/15/31 (144A)
‡
6,825,000 6,765,288
Voya CLO Ltd. 2017-3A CR, CME Term SOFR 3 Month + 3.4116%, 8.7362%,
4/20/34 (144A)
‡
2,260,000 2,187,416
Voya CLO Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.3616%, 8.6882%,
7/19/34 (144A)
‡
1,375,000 1,375,297
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 8.7902%,
1/15/35 (144A)
‡
1,250,000 1,213,354
Whetstone Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%,
8.4862%, 1/20/35 (144A)
‡
2,350,000 2,350,632
Whitebox CLO II Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.6116%,
8.9345%, 10/24/34 (144A)
‡
250,000 250,150
Wind River CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 4.7000%,
10.0246%, 7/20/35 (144A)
‡
8,000,000 7,990,488
Total Collateralized Loan Obligations (cost $455,256,157) 458,269,297
Exchange Traded Fund - 4.7%
Janus Henderson AAA CLO ETF
£
(cost $23,143,778) 457,655 23,244,297
Investment Companies - 2.4%
Money Market Funds - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3600%
£,∞
(cost $12,138,760) 12,136,333 12,138,760
Total Investments (total cost $490,538,695 ) - 99.1% 493,652,354
Cash, Receivables and Other Assets, net of Liabilities - 0.9% 4,654,624
Net Assets - 100.0% $498,306,978
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 493,652,354 100.0%
– –

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2024
12 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/24
............. Shares
Held at
4/30/24
Dividend
Income
Investment Company - 7.1%
Exchange Traded Fund - 4.7%
Janus Henderson AAA
CLO ETF $ – $ 23,295,218 $ (151,602) $ 162 $ 100,519 $ 23,244,297 457,655 $ 95,233
Money Market Funds - 2.4%
Janus Henderson Cash
Liquidity Fund LLC,
5.3600%
∞
2,549,332 172,186,606 (162,597,178) – – 12,138,760 12,136,333 145,559
Total Affiliated Investments
- 7.1% $2,549,332 $195,481,824 $(162,748,780) $162 $100,519 $35,383,057 $240,792

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
Janus Detroit Street Trust 13
J.P. Morgan CLO BBB Index JP Morgan CLO BBB Index is designed to track the BBB rated components of the USD-denominated broadly syndicated CLO market.
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
J.P. Morgan CLO High Quality
Mezzanine Index
J.P. Morgan CLO High Quality Mezzanine Index is designed to track the performance of high-quality mezzanine tranches of the USD-denominated, broadly syndicated CLO market, representing 90% BBB-rated and 10% BB/B-
rated CLOs.
ETF Exchange Traded Fund
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2024 is $458,269,297 which represents 92.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 458,269,297 $ —
Exchange Traded Fund 23,244,297 — —
Investment Companies — 12,138,760 —
Total Assets $ 23,244,297 $ 470,408,057 $ —

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
14 April 30, 2024
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $455,256,157) $ 458,269,297
Affiliated investments, at value (cost $35,282,538) 35,383,057
Cash 149,386
Receivables:
Fund units sold 9,799,053
Interest 1,622,932
Due from custodian 2,041,637
Due from adviser 3,094
Total Assets 507,268,456
Liabilities:
Payables:
Investments purchased 8,791,637
Management fees 169,841
Total Liabilities 8,961,478
Commitments and contingent liabilities
Net Assets $ 498,306,978
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 496,447,726
Total distributable earnings (loss) 1,859,252
Total Net Assets $ 498,306,978
Net Assets $ 498,306,978
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 10,200,000
Net Asset Value Per Share $ 48 .85

Janus Henderson B-BBB CLO ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Interest $ 9,932,389
Dividends from affiliates 240,792
Total Investment Income 10,173,181
Expenses:
Management Fees 549,269
Total Expenses 549,269
Less: Excess Expense Reimbursement and Waivers (4,966)
Net Expenses 544,303
Net Investment Income/(Loss) 9,628,878
Net Realized Gain/(Loss) on Investments:
Investments $ 104,514
Investments in affiliates 162
Total Net Realized Gain/(Loss) on Investments $ 104,676
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 5,899,767
Investments in affiliates 100,519
Total Change in Unrealized Net Appreciation/Depreciation $ 6,000,286
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 15,733,840

Janus Henderson B-BBB CLO ETF
Statements of Changes in Net Assets
16 April 30, 2024
See Notes to Financial Statements.
Period Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 9,628,878 $ 7,605,424
Net realized gain/(loss) on investments 104,676 (2,456,663)
Change in unrealized net appreciation/depreciation 6,000,286 7,183,259
Net Increase/(Decrease) in Net Assets Resulting from Operations 15,733,840 12,332,020
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (7,447,708) (7,139,781)
Net Decrease from Dividends and Distributions to Shareholders (7,447,708) (7,139,781)
Capital Share Transactions 356,754,170 49,464,555
Net Increase/(Decrease) in Net Assets 365,040,302 54,656,794
Net Assets: — —
Beginning of Period   133,266,676 78,609,882
End of Period $ 498,306,978 $ 133,266,676

Janus Henderson B-BBB CLO ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2024 (unaudited) and each year or period ended October 31 2024 2023 2022(1)
Net Asset Value, Beginning of Period $46.76 $43.67 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
2.03 3.88 1.80
Net realized and unrealized gain/(loss) 1.93 2.90 (6.71)
Total from Investment Operations 3.96 6.78 (4.91)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (1.87) (3.69) (1.42)
Total Dividends and Distributions (1.87) (3.69) (1.42)
Net Asset Value, End of Period $48.85 $46.76 $43.67
Total Return
*
8.65% 16.05% (9.96)%
(3)
Net assets, End of Period (in thousands) $498,307 $133,267 $78,610
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49% 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.48% 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 8.46% 8.44% 4.75%
Portfolio Turnover Rate
(4)
18% 53% 25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2024
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations
("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2024
of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2024
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 Million 0.49%
Over $500 Million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.49% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2025. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2024, the Adviser waived $4,966 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2024 can be found in a table located in the Schedule of Investments.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2024
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2023
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(2,491,841) $(1,972,652) $(4,464,493)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$490,538,695 $4,087,578 $(973,919) $3,113,659
Period Ended April 30, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 7,350,000 $ 356,754,170 1,250,000 $ 58,359,146
Shares repurchased — — (200,000) (8,894,591)
Net Increase/(Decrease) 7,350,000 $ 356,754,170 1,050,000 $ 49,464,555
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$379,252,268 $42,445,141 $— $—

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
26 April 30, 2024
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 27
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 10-11, 2024 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”), Janus
Henderson International Sustainable Equity ETF (“SXUS”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”)
Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson Small Cap Growth Alpha ETF (“JSML”),
Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson Sustainable Corporate Bond ETF
(“SCRD”), Janus Henderson U.S. Real Estate ETF (“JRE”) and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”)
(each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management
Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each
Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 11, 2024 via videoconference to discuss certain information provided by the
Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 April 30, 2024
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2023. The reporting is described in detail below:
The total expense ratio and the contractual management fee for JAAA was each reported in the 1st quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB was each reported in the 2nd quintile.
The total expense ratio and the contractual management fee for SXUS was reported in the 3rd and 4th quintiles, respectively.
The total expense ratio and the contractual management fee for JMBS was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for VNLA was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML was reported in the 3rd quintile and at median as compared to expense group peers, respectively.
The total expense ratio and the contractual management fee for JSMD was each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for SCRD was each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JRE was reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX was each reported in the 3rd quintile.

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 29
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.21%, 0.23% and 0.23%, respectively, for the period February
28, 2024 through February 28, 2025. The Board further noted the Adviser’s contractual commitment with respect to the
Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated ETFs in which a Fund invests (if any), for at least the period from February 28, 2024 until February 28, 2025.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2023 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 5th, 3rd, and 5th quintiles of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, and three-year periods, respectively;
JBBB was reported to be in the 1st, 1st, and 3rd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
SXUS was reported to be in the 1st, 5th, and 5th quintiles of its performance universe for each of its three-month, one-year, and since inception periods, respectively;
JMBS was reported to be in the 2nd, 2nd, 2nd, 2nd and 1st quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
VNLA was reported to be in the 2nd, 1st, 1st, 1st, and 1st quintiles of its performance universe for each of its one-, two-, three-, four-, and five-year periods;
JSML was reported to be in the 1st, 1st, 3rd, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 1st, 1st, 2nd, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;

Janus Henderson B-BBB CLO ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
30 April 30, 2024
SCRD was reported to be in the 1st, 2nd, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively;
JRE was reported to be in the 5th, 5th, and 2nd quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively; and
SSPX was reported to be in its 2nd, 2nd, and 5th quintiles of its performance universe for its three-month, one-year, and since inception periods, respectively.
With respect to JSML and JSMD, the Board noted that these Funds are index-based and, as a result, passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these
Funds in relation to the performance of each Fund’s respective underlying index (i.e. “tracking error”), and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

Janus Henderson B-BBB CLO ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 31
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson B-BBB CLO ETF
Liquidity Risk Management Program
(unaudited)
32 April 30, 2024
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93094 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL REPORT
April 30, 2024
Janus Henderson Securitized Income ETF
Janus Detroit Street Trust

Janus Henderson Securitized Income ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 32
Liquidity Risk Management Program ................. 35
Important Notice – Tailored Shareholder Reports
Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the
SEC. The first tailored shareholder report for the Fund will be for the reporting period ending October 31, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson Securitized Income ETF
(unaudited)
Fund At A Glance
April 30, 2024
Janus Detroit Street Trust 3
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Security 65.1%^
Asset-Backed Security 41.6%
Collateralized Loan Obligation 6.1%
Investment Company 1.3%
Corporate Bond 0.6%
114.7%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.

Janus Henderson Securitized Income ETF
(unaudited)
Performance
4 April 30, 2024
Total annual expense ratio as stated in the prospectus: 0.53% (gross), 0.50% (net). See Financial Highlights for actual expense ratios during the reporting period. Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions if applied, will reduce returns.
Performance for short time periods may not be indicative of future performance
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.
Average Annual Total Return for the periods ended April 30, 2024
Since
Inception
*
Janus Henderson Securitized Income ETF - NAV 4.26%
Janus Henderson Securitized Income ETF - Market Price 4.57%
Bloomberg U.S. Aggregate Bond Index 2.23%
ICE BofA U.S. ABS & CMBS Index 3.84%
* The Fund commenced operations on November 8, 2023.

Janus Henderson Securitized Income ETF
(unaudited)
Disclosure of Fund Expenses
Janus Detroit Street Trust 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(11/8/2023)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/8/2023
- 4/30/24)
*
Beginning Account
Value
(11/1/23)
Ending Account
Value
(4/30/24)
Expenses
Paid During
Period
(11/1/23 - 4/30/24)
†
Net Annualized
Expense Ratio
(11/1/23 - 4/30/24)
$1,000.00 $1,042.60 $2.30 $1,000.00 $1,022.53 $2.36 0.47%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
182/366 (to reflect the one-half year period).
* Actual Expenses Paid During Period reflects only the inception period for the Fund (November 8, 2023 to April 30, 2024) and is equal to the Net
Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
6 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 41.6%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 2,000,000 $ 1,999,600
ACHV ABS TRUST, 6.8000%, 3/18/30 (144A) 87,252 87,313
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 885,438 888,677
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 145,000 144,535
ACHV ABS TRUST, 7.2900%, 4/25/31 (144A) 1,000,000 990,734
Affirm Asset Securitization Trust, 7.8100%, 9/15/28 (144A) 250,000 254,156
Affirm Asset Securitization Trust, 8.7800%, 9/15/28 (144A) 250,000 253,939
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 309,560 310,930
Affirm Asset Securitization Trust, 7.7700%, 11/15/28 (144A) 250,000 253,562
Affirm Asset Securitization Trust, 8.2500%, 11/15/28 (144A) 250,000 255,324
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 500,000 496,791
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 700,000 692,847
Affirm Asset Securitization Trust, 6.5700%, 5/15/29 (144A) 2,500,000 2,501,892
Ally Auto Receivables Trust, 5.8000%, 2/16/32 (144A) 500,000 490,521
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 402,626 405,264
Amur Equipment Finance Receivables XIII LLC, 6.5700%, 4/21/31 (144A) 325,000 323,961
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 371,616
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,503,818
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 198,464
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 7.3800%,
12/26/31 (144A)
‡
2,048,144 2,048,130
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 8.9300%,
12/26/31 (144A)
‡
1,250,000 1,249,988
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 0.0000%,
6/25/47 (144A)
‡
1,500,000 1,504,072
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 498,176
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 492,913 491,184
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 500,000 489,200
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 198,214
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 494,759
Brex Commercial Charge Card Master Trust, 6.6800%, 7/15/27 (144A) 1,500,000 1,494,601
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 495,354
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 2,000,000 1,999,975
CarMax Auto Owner Trust, 6.0000%, 7/15/30 750,000 741,193
Carvana Auto Receivables Trust, 8.0200%, 12/10/30 (144A) 370,342 370,404
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,596,717 1,496,788
CF Hippolyta Issuer LLC, 2.2800%, 7/15/60 (144A) 1,101,829 1,012,824
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 982,966
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 410,748 412,030
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) 250,000 232,105
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 252,009
CyrusOne Data Centers Issuer I LLC, 5.4500%, 4/20/48 (144A) 231,599 212,702
CyrusOne Data Centers Issuer I LLC, 5.5600%, 11/20/48 (144A) 500,000 481,810
CyrusOne Data Centers Issuer I LLC, 4.7600%, 3/22/49 (144A) 735,000 681,857
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 286,266
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 492,355
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 735,133
ExteNet LLC, 4.1400%, 7/25/49 (144A) 2,000,000 1,985,690
FHF Issuer Trust, 6.2600%, 3/15/30 (144A) 1,200,000 1,176,318
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,001,501
FIGRE Trust, 6.9710%, 11/25/53 (144A)
‡
1,376,024 1,389,256
FIGRE Trust, 6.7490%, 3/25/54 (144A)
‡
1,462,411 1,456,266
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
992,566 923,398
Flagship Credit Auto Trust, 1.4900%, 2/15/27 (144A) 215,000 207,717

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) $ 1,500,000 $ 1,509,307
FREED ABS Trust, 3.3500%, 3/19/29 (144A) 195,000 188,568
FREED ABS Trust, 4.8500%, 5/18/29 (144A) 750,000 747,029
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 417,058
GLS Auto Select Receivables Trust, 6.4300%, 1/15/31 (144A) 750,000 743,273
Gracie Point International Funding, SOFR90A + 4.5000%, 9.8578%, 9/1/26
(144A)
‡
2,000,000 2,031,617
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 7.4576%, 3/1/28
(144A)
‡
1,724,000 1,728,220
Gracie Point International Funding LLC, SOFR90A + 3.5000%, 8.8576%, 3/1/28
(144A)
‡
500,000 501,538
Gracie Point International Funding LLC, SOFR90A + 7.1500%, 12.5076%, 3/1/28
(144A)
‡
600,000 600,051
Hertz Vehicle Financing III LP, 4.3400%, 12/27/27 (144A) 1,000,000 883,924
Hertz Vehicle Financing LLC, 3.9800%, 12/26/25 (144A) 2,500,000 2,456,173
JPMorgan Chase Bank NA-CACLN, 8.4820%, 12/26/28 (144A) 1,900,000 1,919,723
LAD Auto Receivables Trust, 6.1500%, 6/16/31 (144A) 500,000 493,824
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,648,360
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 497,524
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,506,023
Lendbuzz Securitization Trust, 7.4500%, 5/15/31 (144A) 1,000,000 999,114
Libra Solutions LLC, 4.7500%, 5/15/34 (144A) 1,790,327 1,781,337
LL ABS Trust, 1.0700%, 5/15/29 (144A) 13,500 13,472
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 956,334 956,331
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 299,992
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) 700,000 709,266
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) 900,000 906,810
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 502,940
Mercury Financial Credit Card Master Trust, 8.0400%, 9/20/27 (144A) 1,000,000 1,008,212
Mercury Financial Credit Card Master Trust, 9.5900%, 9/20/27 (144A) 690,000 690,620
Mission Lane Credit Card Master Trust, 7.6900%, 11/15/28 (144A) 750,000 756,620
New Economy Assets Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 537,107
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 462,324 394,546
Pawneee Equipment Receivables LLC, 7.2300%, 7/17/28 (144A) 250,000 240,576
Pear LLC, 6.9500%, 2/15/36 (144A) 478,561 474,925
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 393,067
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 426,193
PRET LLC, 8.1115%, 11/25/53 (144A)
Ç
478,161 482,369
Prosper Marketplace Issuance Trust, 7.4800%, 7/16/29 (144A) 500,000 504,458
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 750,000 735,802
PRPM LLC, 2.4870%, 11/25/26 (144A)
Ç
1,194,690 1,153,259
RAM LLC, 6.6690%, 2/15/39 (144A) 220,058 220,058
RAM LLC, 7.7850%, 2/15/39 (144A) 677,987 677,987
RCKT Mortgage Trust, 7.1130%, 11/25/43 (144A)
‡
237,492 238,470
RCKT Mortgage Trust, 7.4630%, 11/25/43 (144A)
‡
1,187,460 1,186,821
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
1,073,436 1,069,800
Reach Abs Trust, 6.9000%, 2/18/31 (144A) 750,000 741,390
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
8.5700%, 4/25/48 (144A)
‡
355,801 356,327
Saluda Grade Alternative Mortgage Trust, 8.9480%, 8/25/53 (144A) 770,194 794,891
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
938,609 941,935
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 303,937 301,859
Santander Bank Auto Credit-Linked Notes, 6.7930%, 8/16/32 (144A) 84,193 83,880
Santander Bank Auto Credit-Linked Notes, 10.0680%, 6/15/33 (144A) 228,656 231,649

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
8 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) $ 500,000 $ 499,242
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 1,500,000 1,501,969
Santander Bank NA, 1.8330%, 12/15/31 (144A) 344,804 339,432
Santander Consumer Auto Receivables Trust, 2.9700%, 6/15/28 (144A) 543,310 525,379
SBNA Auto Receivables Trust, 6.0400%, 4/15/30 (144A) 1,250,000 1,223,209
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 977,704
SoFi Consumer Loan Program Trust, 1.6100%, 9/25/30 (144A) 997,197 983,983
SoFi Consumer Loan Program Trust, 2.0400%, 9/25/30 (144A) 1,100,000 1,041,014
Sotheby's Artfi Master Trust, 6.8300%, 12/22/31 (144A) 2,750,000 2,748,977
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) 900,000 923,750
Towd Point Mortgage Trust, 7.6000%, 10/25/63 (144A)
‡
473,372 477,166
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
963,148 956,129
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
1,220,622 1,216,317
Tricolor Auto Securitization Trust, 3.2300%, 9/15/26 (144A) 223,683 222,861
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A) 500,000 497,956
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 1,500,000 1,513,105
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) 1,500,000 1,499,081
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 999,117
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 696,419 686,656
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 467,607 461,567
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 506,852
US Auto Funding Trust, 3.9800%, 4/15/25 (144A) 114,181 112,068
US Bank NA, 6.7890%, 8/25/32 (144A) 814,729 817,651
US Bank NA, 9.7850%, 8/25/32 (144A) 203,682 204,386
VCAT LLC, 5.1150%, 3/27/51 (144A)
Ç
47,382 46,493
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 210,930 200,405
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 200,690 205,961
Total Asset-Backed Securities (cost $102,082,696) 101,990,910
Collateralized Loan Obligations - 6.1%
Anchorage Capital CLO 28 Ltd. 2024-28A B, CME Term SOFR 3 Month +
2.2500%, 7.5346%, 4/20/37 (144A)
‡
250,000 250,489
Atrium XIV LLC 14A A2A, CME Term SOFR 3 Month + 1.7116%, 7.0393%,
8/23/30 (144A)
‡
2,885,000 2,887,885
Carlyle US CLO Ltd. 2021-3SA A2, CME Term SOFR 3 Month + 1.7616%,
7.0902%, 4/15/34 (144A)
‡
800,000 800,786
Carlyle US CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4016%,
6.7252%, 1/25/35 (144A)
‡
2,750,000 2,752,173
Cedar Funding XI CLO Ltd. 2019-11A C, CME Term SOFR 3 Month + 2.9616%,
8.3048%, 5/29/32 (144A)
‡
1,520,000 1,519,921
CIFC Funding 2022-II Ltd. 2022-2A D, CME Term SOFR 3 Month + 3.1500%,
8.4766%, 4/19/35 (144A)
‡
1,000,000 1,000,740
HPS Loan Management Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.4016%,
6.7280%, 1/23/35 (144A)
‡
1,900,000 1,900,372
Magnetite XXI Ltd. 2019-21A BR, CME Term SOFR 3 Month + 1.6116%, 6.9362%,
4/20/34 (144A)
‡
300,000 299,842
RIN II Ltd. 2019-1A A, CME Term SOFR 3 Month + 1.9116%, 7.2328%, 9/10/30
(144A)
‡
187,439 187,037
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
0.0000%, 4/25/37 (144A)
‡
2,500,000 2,500,890
Tikehau US CLO V Ltd. 2023-2A B1, CME Term SOFR 3 Month + 2.9000%,
8.2613%, 1/15/36 (144A)
‡
500,000 504,152
Venture XVIII CLO Ltd. 2014-18A CR, CME Term SOFR 3 Month + 2.3616%,
7.6902%, 10/15/29 (144A)
‡
150,000 147,641

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Wind River 2016-1K CLO Ltd. 2016-1KRA CR2, CME Term SOFR 3 Month +
2.6116%, 7.9402%, 10/15/34 (144A)
‡
$ 250,000 $ 247,500
Total Collateralized Loan Obligations (cost $14,938,981) 14,999,428
Corporate Bond - 0.6%
Financial - 0.6%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) (cost $1,402,835) 1,417,000 1,385,632
Mortgage-Backed Securities - 65.1%
2023-MIC Trust , 8.7315% , 12/5/38 (144A)
‡
2,500,000 2,642,984
A&D Mortgage Trust , 7.7560% , 11/25/68 (144A)
Ç
487,133 491,423
Angel Oak Mortgage Trust , 4.8000% , 11/26/68 (144A)
Ç
136,566 130,396
BB-UBS Trust , 3.4302% , 11/5/36 (144A) 2,175,000 2,107,161
BRAVO Residential Funding Trust , 4.8500% , 9/25/62 (144A)
Ç
372,485 354,785
BX , CME Term SOFR 1 Month + 2.3645% , 7.6855% , 1/15/34 (144A)
‡
528,721 522,118
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.4380%, 8.7590%, 11/15/28 (144A)
‡
500,000 502,489
CME Term SOFR 1 Month + 2.6897%, 8.0397%, 3/15/34 (144A)
‡
2,000,000 1,989,757
CME Term SOFR 1 Month + 2.1145%, 7.4355%, 9/15/36 (144A)
‡
2,583,000 2,545,858
CME Term SOFR 1 Month + 2.2145%, 7.5355%, 10/15/37 (144A)
‡
1,918,000 1,903,615
CME Term SOFR 1 Month + 1.4668%, 6.7878%, 5/15/38 (144A)
‡
180,238 178,212
CME Term SOFR 1 Month + 2.0668%, 7.3878%, 5/15/38 (144A)
‡
2,128,968 2,107,531
CME Term SOFR 1 Month + 1.5145%, 6.8355%, 6/15/38 (144A)
‡
1,544,802 1,527,574
CME Term SOFR 1 Month + 1.9409%, 7.2619%, 2/15/39 (144A)
‡
350,000 347,595
CME Term SOFR 1 Month + 2.6898%, 8.0108%, 2/15/39 (144A)
‡
350,000 348,974
CME Term SOFR 1 Month + 2.6898%, 8.0108%, 3/15/41 (144A)
‡
2,029,858 2,025,901
BX Trust
CME Term SOFR 1 Month + 3.4640%, 8.7850%, 10/15/26 (144A)
‡
2,369,624 2,274,704
CME Term SOFR 1 Month + 1.9412%, 7.2621%, 4/15/29 (144A)
‡
1,500,000 1,497,697
CME Term SOFR 1 Month + 2.6901%, 8.0111%, 4/15/29 (144A)
‡
1,750,000 1,747,562
CME Term SOFR 1 Month + 2.3590%, 7.6800%, 10/15/36 (144A)
‡
1,500,000 1,467,466
CME Term SOFR 1 Month + 2.7080%, 8.0290%, 10/15/36 (144A)
‡
2,088,000 2,038,664
CME Term SOFR 1 Month + 2.1110%, 7.4320%, 4/15/39 (144A)
‡
102,111 99,092
CME Term SOFR 1 Month + 2.9592%, 8.2802%, 4/15/39 (144A)
‡
637,991 614,578
CME Term SOFR 1 Month + 2.6400%, 7.9610%, 2/15/41 (144A)
‡
800,000 796,247
BXHPP Trust
CME Term SOFR 1 Month + 1.0145%, 6.3355%, 8/15/36 (144A)
‡
250,000 237,005
CME Term SOFR 1 Month + 1.2145%, 6.5355%, 8/15/36 (144A)
‡
1,950,000 1,813,016
CENT Trust , CME Term SOFR 1 Month + 3.1500% , 8.4710% , 9/15/38 (144A)
‡
750,000 754,219
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 6.8800% , 2/25/50 (144A)
‡
336,992 322,995
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.8800%, 10/25/41 (144A)
‡
929,276 930,419
SOFR30A + 3.1000%, 8.4300%, 10/25/41 (144A)
‡
2,372,000 2,434,670
SOFR30A + 0.8500%, 6.1800%, 12/25/41 (144A)
‡
248,769 248,053
SOFR30A + 1.6500%, 6.9800%, 12/25/41 (144A)
‡
2,499,572 2,505,027
SOFR30A + 2.7500%, 8.0800%, 12/25/41 (144A)
‡
2,250,000 2,289,375
SOFR30A + 1.2000%, 6.5300%, 1/25/42 (144A)
‡
266,180 266,073
SOFR30A + 3.0000%, 8.3300%, 1/25/42 (144A)
‡
1,500,000 1,538,423
SOFR30A + 1.9000%, 7.2300%, 4/25/42 (144A)
‡
410,747 413,141
SOFR30A + 3.9000%, 9.2300%, 7/25/43 (144A)
‡
375,000 392,594
SOFR30A + 1.5000%, 6.8300%, 10/25/43 (144A)
‡
882,948 885,446
SOFR30A + 2.5000%, 7.8300%, 10/25/43 (144A)
‡
740,000 759,495
SOFR30A + 3.5500%, 8.8800%, 10/25/43 (144A)
‡
1,730,000 1,792,414
SOFR30A + 1.8000%, 7.1300%, 1/25/44 (144A)
‡
360,000 360,992
SOFR30A + 2.7000%, 8.0300%, 1/25/44 (144A)
‡
1,860,000 1,873,191

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
10 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 4.0000%, 9.3300%, 1/25/44 (144A)
‡
$ 1,360,000 $ 1,376,466
SOFR30A + 1.1000%, 6.4300%, 2/25/44 (144A)
‡
1,528,777 1,526,970
SOFR30A + 1.8000%, 7.1300%, 2/25/44 (144A)
‡
331,138 331,353
SOFR30A + 2.5000%, 7.8300%, 2/25/44 (144A)
‡
150,596 151,486
SOFR30A + 1.9500%, 7.2800%, 3/25/44 (144A)
‡
788,000 789,471
SOFR30A + 2.8000%, 8.1300%, 3/25/44 (144A)
‡
502,000 501,944
DBGS Mortgage Trust
CME Term SOFR 1 Month + 1.5960%, 6.9170%, 5/15/35 (144A)
‡
228,441 225,325
CME Term SOFR 1 Month + 1.9960%, 7.3170%, 5/15/35 (144A)
‡
1,553,397 1,531,708
CME Term SOFR 1 Month + 2.2960%, 7.6170%, 5/15/35 (144A)
‡
1,498,571 1,466,925
DC Trust , 7.0360% , 4/13/28 (144A)
‡
1,500,000 1,485,873
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 6.5855% , 10/15/43
(144A)
‡
1,250,000 1,196,492
Extended Stay America Trust , CME Term SOFR 1 Month + 3.8145% ,
9.1355% , 7/15/38 (144A)
‡
2,285,639 2,285,635
FHLMC STACR REMIC Trust
SOFR30A + 0.7500%, 6.0800%, 10/25/33 (144A)
‡
131,378 131,296
SOFR30A + 2.1000%, 7.4300%, 10/25/33 (144A)
‡
2,395,000 2,446,097
SOFR30A + 1.6500%, 6.9800%, 1/25/34 (144A)
‡
113,133 113,237
SOFR30A + 2.1000%, 7.4300%, 9/25/41 (144A)
‡
715,000 715,043
SOFR30A + 3.3500%, 8.6800%, 9/25/41 (144A)
‡
2,000,000 2,058,702
SOFR30A + 0.8000%, 6.1300%, 10/25/41 (144A)
‡
782,351 781,429
SOFR30A + 1.5000%, 6.8300%, 10/25/41 (144A)
‡
1,215,988 1,219,313
SOFR30A + 1.8000%, 7.1300%, 11/25/41 (144A)
‡
1,645,000 1,657,973
SOFR30A + 3.6500%, 8.9800%, 11/25/41 (144A)
‡
1,000,000 1,039,554
SOFR30A + 2.3500%, 7.6800%, 12/25/41 (144A)
‡
1,600,000 1,606,080
SOFR30A + 3.7500%, 9.0800%, 12/25/41 (144A)
‡
1,035,000 1,062,169
SOFR30A + 1.8500%, 7.1800%, 11/25/43 (144A)
‡
452,359 455,608
SOFR30A + 1.9500%, 7.2800%, 2/25/44 (144A)
‡
382,632 382,960
SOFR30A + 1.2500%, 6.5800%, 3/25/44 (144A)
‡
1,122,706 1,122,945
SOFR30A + 2.0000%, 7.3300%, 3/25/44 (144A)
‡
2,000,000 1,999,421
FHLMC UMBS
6.0000%, 9/1/53 466,966 463,028
6.0000%, 9/1/53 131,127 130,021
FHLMC, STRIPS
2.0000%, 1/25/51
(a)
5,288,886 671,408
2.5000%, 1/25/51
(a)
3,208,030 498,443
Finance of America Structured Securities Trust , 3.5000% , 4/25/74 (144A)
Ç
2,450,000 2,273,673
FNMA , SOFR30A + 3.3000% , 8.6300% , 11/25/41 (144A)
‡
700,000 715,784
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 7.3300% , 11/25/41
(144A)
‡
941,210 943,201
FNMA UMBS , 6.0000% , 4/1/53 135,675 134,531
FNMA, REMIC
2.0000%, 1/25/51
(a)
2,726,415 349,829
2.0000%, 5/25/51
(a)
1,486,739 192,217
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
2,495,000 1,973,847
3.0000%, TBA, 30 Year Maturity
(b)
3,590,000 2,964,615
4.0000%, TBA, 30 Year Maturity
(b)
2,960,000 2,645,843
5.0000%, TBA, 30 Year Maturity
(b)
5,405,000 5,124,064
5.5000%, TBA, 30 Year Maturity
(b)
3,770,000 3,659,939
6.0000%, TBA, 30 Year Maturity
(b)
10,195,000 10,100,819

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FREMF Mortgage Trust
0.0000%, 11/25/49 (144A)
¤
$ 1,947,712 $ 1,828,945
0.1000%, 11/25/49 (144A)
(a)
20,130,951 6,747
FS Commercial Mortgage Trust , 9.3827% , 11/10/39 (144A)
‡
750,000 768,901
GCAT Trust , 6.5000% , 1/25/54 (144A)
‡
692,601 688,469
GNMA , CME Term SOFR 1 Month + 0.2645% , 5.5799% , 8/20/35
‡
132,128 129,573
Great Wolf Trust
CME Term SOFR 1 Month + 2.2475%, 7.5685%, 12/15/36 (144A)
‡
383,824 382,995
CME Term SOFR 1 Month + 2.3910%, 7.7120%, 3/15/39 (144A)
‡
700,000 698,906
GWT , CME Term SOFR 1 Month + 3.6384% , 0.0000% , 5/15/41 (144A)
‡
2,000,000 1,995,832
Hudsons Bay Simon JV Trust
4.1545%, 8/5/34 (144A) 750,000 700,217
4.9056%, 8/5/34 (144A) 2,500,000 2,290,908
5.6286%, 8/5/34 (144A)
‡
359,000 290,951
ILPT Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.9400% ,
11.2610% , 10/15/39 (144A)
‡
500,000 479,589
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
‡
1,965,499 1,949,002
JP Morgan Chase Commercial Mortgage Securities Trust , 3.8173% , 1/10/37
(144A)
‡
491,000 468,606
JPMorgan Chase Bank NA-CHASE , CME Term SOFR 1 Month + 3.4645% ,
8.7813% , 10/25/57 (144A)
‡
455,621 462,288
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
1,591,000 1,588,818
7.1280%, 3/25/29 (144A)
Ç
321,901 321,810
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,174,994
Life Mortgage Trust
CME Term SOFR 1 Month + 1.8645%, 7.1855%, 3/15/38 (144A)
‡
1,474,455 1,435,480
CME Term SOFR 1 Month + 2.0931%, 7.4141%, 5/15/39 (144A)
‡
2,250,000 2,199,687
CME Term SOFR 1 Month + 2.5419%, 7.8629%, 5/15/39 (144A)
‡
1,665,000 1,587,921
Med Trust , CME Term SOFR 1 Month + 3.2645% , 8.5855% , 11/15/38 (144A)
‡
1,492,836 1,485,392
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 8.0364%, 4/15/38 (144A)
‡
2,285,939 2,268,813
CME Term SOFR 1 Month + 3.3154%, 8.6364%, 4/15/38 (144A)
‡
104,860 103,913
MKT Mortgage Trust , 3.0386% , 2/12/40 (144A)
‡
740,000 347,482
MTN Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.8956% ,
7.2256% , 3/15/39 (144A)
‡
2,500,000 2,438,773
NCMF Trust , CME Term SOFR 1 Month + 5.1280% , 10.4490% , 3/15/39 (144A)
‡
380,000 367,853
NRTH Mortgage Trust , CME Term SOFR 1 Month + 1.6413% , 6.9666% , 3/15/41
(144A)
‡
1,000,000 1,000,990
OPEN Trust , CME Term SOFR 1 Month + 3.8380% , 9.1590% , 10/15/28 (144A)
‡
474,839 475,853
Prpm LLC , 6.9590% , 2/25/29 (144A)
Ç
487,250 479,258
PRPM LLC , 4.2424% , 12/25/64 (144A)
‡
1,000,000 909,248
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
830,644 827,113
6.8080%, 9/25/43 (144A)
‡
316,137 316,660
6.2910%, 4/25/44 (144A)
‡
1,566,099 1,556,713
6.6910%, 5/25/44 (144A)
‡
1,227,000 1,223,591
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
1,491,000 1,496,344
7.7620%, 4/25/30 (144A)
Ç
2,590,000 2,603,560
6.6030%, 4/25/54 (144A)
Ç
1,930,000 1,930,000

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
12 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
SMRT , CME Term SOFR 1 Month + 3.3500% , 8.6710% , 1/15/39 (144A)
‡
$ 1,025,000 $ 975,613
TYSN Mortgage Trust , 6.7991% , 12/10/33 (144A)
‡
500,000 511,599
Verus Securitization Trust , 6.9677% , 12/25/68 (144A)
Ç
560,454 562,219
WB Commercial Mortgage Trust
6.1344%, 3/15/40 (144A)
‡
500,000 494,206
7.1334%, 3/15/40 (144A)
‡
2,500,000 2,487,034
8.2778%, 3/15/40 (144A)
‡
500,000 500,936
Total Mortgage-Backed Securities (cost $159,935,838) 159,395,470
Investment Companies - 1.3%
Money Market Funds - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3600%
£,∞
(cost $3,141,798) 3,141,170 3,141,798
Total Investments (total cost $281,502,148 ) - 114.7% 280,913,238
Liabilities, net of Cash, Receivables and Other Assets - (14.7%) (35,932,255)
Net Assets - 100.0% $244,980,983
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 278,881,621 99.3%
Cayman Islands 2,031,617 0.7
Total $ 280,913,238 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (0.3)%
Mortgage-Backed Securities - (0.3)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
$ (719,000) $ (724,558)
Total Securities Sold Short (proceeds $733,605) $ (724,558)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (724,558) 100.0%
$– – %

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2024.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
11/8/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/24
............. Shares
Held at
4/30/24
Dividend
Income
Investment Company - 1.3%
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ – $ 24,241,622 $ (24,305,381) $ 63,759 $ – $ – – $ –
Janus Henderson B-BBB
CLO ETF – 27,668,313 (27,869,097) 200,784 – – – –
Money Market Funds - 1.3%
Janus Henderson Cash
Liquidity Fund LLC,
5.3600%
∞
– 160,522,658 (157,380,860) – – 3,141,798 3,141,170 225,285
Total Affiliated Investments
- 1.3% $– $212,432,593 $(209,555,338) $264,543 $– $3,141,798 $225,285
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 198 6/18/24 $ 21,272,625 $ (451,965)
U.S. Treasury 2 Year Notes 125 9/30/24 25,399,414 (74,188)
U.S. Treasury 5 Year Notes 515 6/28/24 53,942,227 (1,199,521)
Total - Futures Long (1,725,674)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 12 6/18/24 (1,322,625) 42,391
U.S. Treasury 2 Year Notes 200 6/28/24 (40,531,250) 464,497
Total - Futures Short 506,888
Total $(1,218,786)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2024
Interest Rate
Contracts
Asset Derivatives:
*
Futures contracts $506,888
Liability Derivatives:
*
Futures contracts 1,725,674
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2024
14 April 30, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2024.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $(274,121)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $(1,218,786)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2024
Futures contracts:
Average notional amount of contracts - long $39,407,397
Average notional amount of contracts - short 14,830,323

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
Janus Detroit Street Trust 15
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
ICE BofA U.S. ABS & CMBS
Index
ICE BofA U.S. ABS & CMBS Index tracks the performance of U.S. dollar denominated investment grade fixed and floating rate asset backed securities and fixed rate commercial mortgage backed securities publicly issued in the
U.S. domestic market.
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of April 30, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of April 30, 2024.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2024 is $247,004,361 which represents 100.8% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2024
16 April 30, 2024
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 101,990,910 $ —
Collateralized Loan Obligations — 14,999,428 —
Corporate Bond — 1,385,632 —
Mortgage-Backed Securities — 159,395,470 —
Investment Companies — 3,141,798 —
Total Investments in Securities $ — $ 280,913,238 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 506,888 $ — $ —
Total Assets $ 506,888 $ 280,913,238 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 724,558 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 1,725,674 $ — $ —
Total Liabilities $ 1,725,674 $ 724,558 $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Securitized Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2024
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $278,360,350) $ 277,771,440
Affiliated investments, at value (cost $3,141,798) 3,141,798
Due from broker for futures 1,260,000
Receivables:
Investments sold 3,556,517
TBA investments sold 733,605
Interest 837,507
Due from adviser 2,962
Total Assets 287,303,829
Liabilities:
TBA sales commitments, at value (proceeds $733,605) 724,558
Payable for variation margin on futures contracts 258,461
Due to custodian 72,806
Payables:
Investments purchased 14,044,289
TBA investments purchased 27,132,154
Management fees 90,578
Total Liabilities 42,322,846
Commitments and contingent liabilities
Net Assets $ 244,980,983
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 245,147,875
Total distributable earnings (loss) (166,892)
Total Net Assets $ 244,980,983
Net Assets $ 244,980,983
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 4,800,000
Net Asset Value Per Share $ 51 .04

Janus Henderson Securitized Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2024
(1)
18 April 30, 2024
See Notes to Financial Statements.
(1)   Period from November 8, 2023 (commencement of operations) through April 30, 2024.
Investment Income:
Interest $ 3,331,534
Dividends from affiliates 225,285
Total Investment Income 3,556,819
Expenses:
Management Fees 248,467
Total Expenses 248,467
Less: Excess Expense Reimbursement and Waivers (8,143)
Net Expenses 240,324
Net Investment Income/(Loss) 3,316,495
Net Realized Gain/(Loss) on Investments:
Investments $ 85,370
Investments in affiliates 264,543
TBA sales commitments 181,133
Futures contracts (274,121)
Total Net Realized Gain/(Loss) on Investments $ 256,925
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (588,910)
TBA sales commitments 9,047
Futures contracts (1,218,786)
Total Change in Unrealized Net Appreciation/Depreciation $ (1,798,649)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,774,771

Janus Henderson Securitized Income ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Period Ended
April 30, 2024 (1)
(Unaudited)
Operations:
Net investment income/(loss) $ 3,316,495
Net realized gain/(loss) on investments 256,925
Change in unrealized net appreciation/depreciation (1,798,649)
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,774,771
Dividends and Distributions to Shareholders: —
Dividends and Distributions (1,941,663)
Net Decrease from Dividends and Distributions to Shareholders (1,941,663)
Capital Share Transactions 245,147,875
Net Increase/(Decrease) in Net Assets 244,980,983
Net Assets: —
Beginning of Period   —
End of Period $ 244,980,983
(1) Period from November 8, 2023 (commencement of operations) through April 30, 2024.

Janus Henderson Securitized Income ETF
Financial Highlights
20 April 30, 2024
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2024 (unaudited) 2024
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
1.57
Net realized and unrealized gain/(loss) 0.55
(4)
Total from Investment Operations 2.12
Less Dividends and Distributions: —
Dividends (from net investment income) (1.08)
Total Dividends and Distributions (1.08)
Net Asset Value, End of Period $51.04
Total Return
*
4.26%
Net assets, End of Period (in thousands) $244,981
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.47%
Ratio of Net Investment Income/(Loss) 6.42%
Portfolio Turnover Rate
(3)
77%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 8, 2023 (commencement of operations) through April 30, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
1. Organization and Significant Accounting Policies
Janus Henderson Securitized Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks current income with a focus on preservation of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the
Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the
Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2024
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2024
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. Although many global economies have reopened and measures to mitigate transmission are in place the duration of COVID-19 and its effects remain unclear. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2024
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2024
extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was 0.49% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2025. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2024, the Adviser waived $8,143 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF and Janus Henderson B-BBB CLO ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Daily Net Assets Fee Rate
$0-$1 Billion 0.49%
Next $2 Billion 0.46%
Over $3 Billion 0.43%

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”)
is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a
“floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2024 can be found in a table located in the Schedule of Investments.
As of April 30, 2024, the Adviser owned 600,000 share or 12.5% of the Fund.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
what is
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$281,502,148 $781,436 $(1,370,346) $(588,910)
Period Ended April 30, 2024
(1)
Shares Amount
Shares sold 4,800,000 $ 245,147,875
Shares repurchased — —
Net Increase/(Decrease) 4,800,000 $ 245,147,875
(1) Period from November 8, 2023 (commencement of operations) through April 30, 2024.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2024
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$331,913,530 $81,157,634 $— $—

Janus Henderson Securitized Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 31
Proxy Voting Policies and Voting Record
Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093 (toll free); (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at
1-800-668-0434 (toll free).

Janus Henderson Securitized Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
32 April 30, 2024
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met on October 19, 2023 to consider the proposed investment management agreement (the “Investment Management
Agreement”) for Janus Henderson Securitized Income ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment
Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the Independent
Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-
traded funds (“ETFs”) considered to be comparable.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades

Janus Henderson Securitized Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 33
for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was equal to the median contractual management fee and lower than the average contractual management fee of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New Fund was higher than the median total net expense ratio and lower than the average total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above $1 billion and again at $3 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.

Janus Henderson Securitized Income ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
34 April 30, 2024
(d) Investment performance of the Fund and the Adviser.
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

Janus Henderson Securitized Income ETF
Liquidity Risk Management Program
(unaudited)
Janus Detroit Street Trust 35
Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds
(but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. The Funds have adopted and implemented a
LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk;
(ii) classification of portfolio investments; (iii) the establishment and monitoring of a highly liquid investment minimum
(“HLIM”), as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) provisions concerning redemptions in-
kind; and (vi) board oversight.
In light of the fact that each Fund operates as an exchange-traded fund (“ETF”), the LRMP also takes into account considerations unique to ETFs, including (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including: the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio. The LRMP also considers whether an ETF meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash.
The Trustees of the Funds (the “Trustees”) have designated Janus Henderson Investors US LLC, the Funds’ investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP
(the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, specified liquidity factors, including: (i) the investment strategy and liquidity of a Fund’s portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; (v) a Fund’s use of derivatives; (vi)
short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and
(vii) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the HLIM and any material changes to the LRMP (the “Program Administrator
Report”). At a meeting held April 11, 2024, the Adviser provided to the Trustees the Program Administrator Report, which covered the operation of the LRMP from January 1, 2023 through December 31, 2023 (the “Reporting Period”).
The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period.
Among other things, the Program Administrator Report indicated that there were no material changes to the LRMP during the Reporting Period. Additionally, the findings presented by the Program Administrator indicated that the LRMP operated adequately during the Reporting Period. These findings included that each Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that each Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that each Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. Also included among the
Program Administrator Report’s findings was the determination that each Fund’s investment strategy remains appropriate for an open-end fund. In addition, the Adviser expressed its belief that the LRMP is reasonably designed and adequate to assess and manage each Fund’s liquidity risk, considering each Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

Janus Henderson Securitized Income ETF
Liquidity Risk Management Program
(unaudited)
36 April 30, 2024
There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

125-24-93098 04-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

(b) Not applicable.
Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semiannual reports.
Item 6. Investments.
(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.
(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
Not applicable.
Item 13. Exhibits.

(a)	(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(2)

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(b)
A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)

Date: June 28, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)

Date: June 28, 2024

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date: June 28, 2024